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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05686
AIM Investment Securities Funds (Invesco Investment Securities Funds)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco Dynamics Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	I-DYN-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.81%
Aerospace & Defense—2.18%
BE Aerospace, Inc. (b)	202,320	$8,764,502
Triumph Group, Inc.	152,695	9,137,269

		17,901,771

Apparel Retail—1.32%
American Eagle Outfitters, Inc.	562,995	10,871,433

Apparel, Accessories & Luxury Goods—2.19%
Coach, Inc.	90,891	6,130,598
Michael Kors Holdings Ltd. (b)	302,078	11,895,832

		18,026,430

Application Software—2.12%
Autodesk, Inc. (b)	108,851	3,485,409
Citrix Systems, Inc. (b)	131,682	9,623,321
Salesforce.com, Inc. (b)	30,767	4,264,921

		17,373,651

Asset Management & Custody Banks—1.85%
Affiliated Managers Group, Inc. (b)	147,704	15,223,851

Auto Parts & Equipment—1.50%
BorgWarner, Inc. (b)	172,062	12,345,448

Automobile Manufacturers—1.57%
Tesla Motors, Inc. (b)(c)	436,005	12,862,147

Automotive Retail—1.28%
O’Reilly Automotive, Inc. (b)	109,683	10,506,535

Biotechnology—3.54%
Alexion Pharmaceuticals, Inc. (b)	75,744	6,860,134
BioMarin Pharmaceutical Inc. (b)(c)	345,393	12,309,806
Medivation Inc. (b)	59,356	4,999,556
Onyx Pharmaceuticals, Inc. (b)(c)	106,628	4,881,430

		29,050,926

Broadcasting—2.06%
Discovery Communications, Inc. -Class A (b)	336,906	16,878,991

Building Products—1.50%
Lennox International Inc.	287,473	12,329,717

Communications Equipment—1.15%
F5 Networks, Inc. (b)	79,394	8,215,691
Riverbed Technology, Inc. (b)	1,490	24,436
Sycamore Networks, Inc. (b)	88,219	1,169,784

		9,409,911

Computer Storage & Peripherals—0.40%
NetApp, Inc. (b)	110,381	3,284,939

Construction & Engineering—1.90%
KBR, Inc.	300,082	7,643,089
MasTec Inc. (b)(c)	485,535	7,938,497

		15,581,586

Consumer Finance—2.16%
Discover Financial Services	535,189	17,720,108

Data Processing & Outsourced Services—1.83%
Alliance Data Systems Corp. (b)	67,677	8,527,302
VeriFone Systems, Inc. (b)	179,271	6,473,476

		15,000,778

Electrical Components & Equipment—4.08%
AMETEK, Inc.	237,724	12,054,984
Cooper Industries PLC (Ireland)	192,116	13,544,178
Polypore International, Inc. (b)(c)	214,217	7,923,887

		33,523,049

Electronic Components—1.79%
Amphenol Corp. -Class A	276,399	14,701,663

General Merchandise Stores—2.05%
Dollar Tree, Inc. (b)	162,823	16,800,077

Health Care Equipment—2.03%
Hologic, Inc. (b)(c)	517,619	8,675,294
Varian Medical Systems, Inc. (b)	135,963	7,975,590

		16,650,884

Health Care Facilities—1.00%
Universal Health Services, Inc. -Class B	212,491	8,234,026

Health Care Services—3.30%
DaVita, Inc. (b)	134,159	10,900,419
Express Scripts Holding Co. (b)	173,056	9,031,793
HMS Holdings Corp. (b)(c)	267,355	7,162,440

		27,094,652

Homebuilding—1.25%
Toll Brothers, Inc. (b)	376,292	10,265,246

Hotels, Resorts & Cruise Lines—1.64%
Starwood Hotels & Resorts Worldwide, Inc.	255,562	13,506,452

Household Products—1.90%
Church & Dwight Co., Inc.	292,706	15,583,667

Human Resource & Employment Services—1.27%
Robert Half International, Inc.	367,399	10,441,480

See accompanying notes which are an integral part of this schedule.
Invesco Dynamics Fund

	Shares	Value

Industrial Gases—1.59%
Airgas, Inc.	150,859	$13,096,070

Industrial Machinery—2.68%
Flowserve Corp.	124,078	12,752,737
Graco Inc.	191,918	9,244,690

		21,997,427

Internet Software & Services—3.02%
Equinix, Inc. (b)(c)	102,959	16,793,642
Facebook Inc. -Class B (b)	317,284	8,001,744

		24,795,386

IT Consulting & Other Services—1.29%
Cognizant Technology Solutions Corp. -Class A (b)	182,053	10,604,587

Life Sciences Tools & Services—1.54%
Agilent Technologies, Inc.	310,148	12,610,618

Managed Health Care—1.84%
Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost $18,389,812) (b)(d)	1,340,000	15,075,000

Metal & Glass Containers—0.90%
Owens-Illinois, Inc. (b)	377,948	7,385,104

Movies & Entertainment—1.51%
Cinemark Holdings, Inc.	537,022	12,383,727

Oil & Gas Drilling—0.87%
Ensco PLC -Class A (United Kingdom)	159,004	7,140,870

Oil & Gas Equipment & Services—2.73%
Cameron International Corp. (b)	260,813	11,916,546
Weatherford International Ltd. (b)	875,887	10,519,403

		22,435,949

Oil & Gas Exploration & Production—3.10%
Pioneer Natural Resources Co.	136,139	13,164,641
Plains Exploration & Production Co. (b)	154,216	5,519,391
Whiting Petroleum Corp. (b)	155,924	6,737,476

		25,421,508

Pharmaceuticals—1.48%
Endo Health Solutions Inc. (b)(c)	190,699	6,201,531
Medicis Pharmaceutical Corp. -Class A	165,948	5,990,723

		12,192,254

Railroads—1.69%
Kansas City Southern	210,080	13,861,078

Restaurants—2.41%
Chipotle Mexican Grill, Inc. (b)	23,609	9,752,170
Jack in the Box Inc. (b)	387,871	10,026,465

		19,778,635

Semiconductors—3.44%
Avago Technologies Ltd. (Singapore)	333,441	11,036,897
Broadcom Corp. -Class A (b)	275,256	8,904,532
ON Semiconductor Corp. (b)	1,232,644	8,308,020

		28,249,449

Soft Drinks—1.92%
Monster Beverage Corp. (b)	217,708	15,805,601

Specialty Chemicals—3.21%
Albemarle Corp.	221,086	13,419,920
LyondellBasell Industries N.V. -Class A (Netherlands)(c)	328,196	12,950,614

		26,370,534

Specialty Stores—7.17%
Dick’s Sporting Goods, Inc.	304,715	14,169,247
GNC Holdings, Inc.-Class A (c)	277,085	10,676,085
PetSmart, Inc.	289,286	18,641,590
Ulta Salon, Cosmetics & Fragrance, Inc.	171,832	15,356,626

		58,843,548

Steel—1.06%
Allegheny Technologies, Inc.	271,627	8,724,659

Technology Distributors—1.14%
Avnet, Inc. (b)	307,330	9,370,492

Trucking—1.50%
J.B. Hunt Transport Services, Inc.	215,462	12,309,344

Wireless Telecommunication Services—1.86%
SBA Communications Corp. -Class A (b)	294,547	15,301,717

Total Common Stocks & Other Equity Interests (Cost $766,612,869)		794,922,975

Money Market Funds—3.79%
Liquid Assets Portfolio — Institutional Class (e)	15,591,522	15,591,522
Premier Portfolio — Institutional Class (e)	15,591,523	15,591,523

Total Money Market Funds(Cost $31,183,045)		31,183,045

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.60% (Cost $797,795,914)		826,106,020

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—2.88%
Liquid Assets Portfolio-Institutional Class (Cost $23,634,858 ) (e)(f)	23,634,858	23,634,858

TOTAL INVESTMENTS—103.48% (Cost $821,430,772)		849,740,878

OTHER ASSETS LESS LIABILITIES—(3.48)%		(28,606,550)

NET ASSETS—100.00%		$821,134,328

See accompanying notes which are an integral part of this schedule.
Invesco Dynamics Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at May 31, 2012.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2012 represented 1.84% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Dynamics Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Dynamics Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
Invesco Dynamics Fund

E.	Foreign Currency Translations — (continued)

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$826,664,134	$15,075,000	$8,001,744	$849,740,878

Invesco Dynamics Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2012 was $222,811,729 and $255,814,389, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$84,319,433

Aggregate unrealized (depreciation) of investment securities	(56,712,666)

Net unrealized appreciation of investment securities	$27,606,767

Cost of investments for tax purposes is $822,134,111.
Invesco Dynamics Fund

Invesco Global Real Estate Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	GRE-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.48%
Australia—8.32%
CFS Retail Property Trust	6,219,051	$11,376,641
Dexus Property Group	8,481,165	7,767,407
Goodman Group	2,035,763	6,704,041
GPT Group	3,080,751	9,725,105
Stockland	3,216,287	9,974,303
Westfield Group	2,247,800	19,907,387
Westfield Retail Trust	4,479,898	11,855,183

		77,310,067

Austria—0.30%
Conwert Immobilien Invest S.E.	269,260	2,825,641

Canada—3.96%
Boardwalk REIT	171,104	9,688,902
Canadian Apartment Properties REIT	280,700	6,515,621
Chartwell Seniors Housing REIT	939,800	8,780,295
Primaris Retail REIT	314,300	6,934,561
RioCan REIT	189,400	4,880,784

		36,800,163

China—1.45%
Agile Property Holdings Ltd.	3,788,000	4,384,797
Country Garden Holdings Co. Ltd. (a)	8,467,357	3,165,355
Shimao Property Holdings Ltd.	4,455,500	5,952,450

		13,502,602

Finland—0.34%
Sponda Oyj	865,775	3,142,211

France—3.82%
Gecina S.A.	49,568	4,227,397
Klepierre	180,433	5,580,203
Mercialys	109,402	1,981,443
Societe Immobiliere de Location pour I’Industrie et le Commerce	26,126	2,551,130
Unibail-Rodamco S.E.	127,625	21,149,564

		35,489,737

Germany—1.12%
Deutsche Wohnen AG	213,208	3,293,741
GSW Immobilien AG (a)	149,982	5,226,361
GSW Immobilien AG (a)(b)	55,332	1,928,131

		10,448,233

Hong Kong—9.51%
China Resources Land Ltd.	1,762,000	3,314,203
Hang Lung Properties Ltd.	4,537,000	14,396,696
Henderson Land Development Co. Ltd.	1,248,000	6,273,054
Hongkong Land Holdings Ltd.	2,226,000	12,378,116
Hysan Development Co. Ltd.	903,000	3,559,882
Kerry Properties Ltd.	1,704,400	6,785,102
Link REIT (The)	1,161,500	4,466,407
Sino Land Co. Ltd.	5,531,200	7,618,720
Sun Hung Kai Properties Ltd.	1,575,000	17,835,931
Wharf Holdings Ltd. (The)	2,260,000	11,781,498

		88,409,609

Italy—0.07%
Beni Stabili S.p.A.	1,753,288	703,281

Japan—8.80%
Japan Real Estate Investment Corp.	803	7,093,133
Kenedix Realty Investment Corp.	1,351	4,435,502
Mitsubishi Estate Co. Ltd.	874,000	13,499,023
Mitsui Fudosan Co., Ltd.	1,330,000	22,018,127
Nippon Building Fund Inc.	604	5,496,347
Nomura Real Estate Office Fund, Inc.	279	1,552,521
Sumitomo Realty & Development Co., Ltd.	865,000	18,045,038
Tokyu Land Corp.	916,000	4,027,445
United Urban Investment Corp.	5,200	5,622,160

		81,789,296

Malta—0.00%
BGP Holdings PLC (a)	10,349,872	0

Netherlands—0.62%
Corio N.V.	138,261	5,749,459

Norway—0.18%
Norwegian Property ASA	1,263,972	1,684,935

Singapore—4.08%
Ascendas REIT	2,066,000	3,276,905
CapitaCommercial Trust	6,713,000	6,391,348
Capitaland Ltd.	3,587,500	7,036,228
CapitaMalls Asia Ltd.	3,593,000	3,912,986
City Developments Ltd.	359,000	2,759,468
Global Logistic Properties Ltd. (a)	2,995,000	4,816,528
Global Logistic Properties Ltd. (a) (b)	2,056,000	3,306,438
Keppel Land Ltd.	1,152,000	2,544,005
Suntec REIT	3,881,000	3,859,282

		37,903,188

Sweden—1.03%
Castellum AB	470,240	5,283,334
Fabege AB	213,991	1,557,049
Wihlborgs Fastigheter AB	206,759	2,693,150

		9,533,533

Switzerland—0.11%
Swiss Prime Site AG (a)	12,804	1,019,951

United Kingdom—4.81%
Big Yellow Group PLC	422,572	1,860,098
British Land Co. PLC	1,208,698	8,974,775
Derwent London PLC	147,029	3,941,923
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

	Shares	Value

United Kingdom—(continued)
Great Portland Estates PLC	803,789	$4,665,870
Hammerson PLC	1,057,490	6,806,567
Land Securities Group PLC	1,011,051	11,071,524
Shaftesbury PLC	641,632	4,999,774
Unite Group PLC	814,791	2,370,221

		44,690,752

United States—47.96%
Acadia Realty Trust	257,572	5,761,886
Alexandria Real Estate Equities, Inc.	172,977	11,842,005
AvalonBay Communities, Inc.	239,319	33,444,830
Boston Properties, Inc.	211,231	21,742,007
Brandywine Realty Trust	574,200	6,448,266
Brookfield Office Properties, Inc.	550,117	9,169,502
DCT Industrial Trust Inc.	1,610,562	9,373,471
DDR Corp.	769,435	10,687,452
DiamondRock Hospitality Co.	523,272	5,201,324
Digital Realty Trust, Inc.	167,992	11,888,794
Douglas Emmett, Inc.	111,003	2,375,464
Duke Realty Corp.	952,362	13,180,690
Equity Residential	337,746	20,636,281
Essex Property Trust, Inc.	159,526	24,002,282
General Growth Properties, Inc.	880,914	14,755,309
HCP, Inc.	312,771	12,773,568
Health Care REIT, Inc.	128,748	7,141,651
Healthcare Realty Trust, Inc.	369,269	8,079,606
Host Hotels & Resorts Inc.	1,453,207	22,175,939
Hudson Pacific Properties Inc.	136,200	2,181,924
Kilroy Realty Corp.	299,246	13,738,384
Kimco Realty Corp.	590,500	10,599,475
Macerich Co. (The)	250,426	14,286,803
Pebblebrook Hotel Trust	218,995	4,806,940
Post Properties, Inc.	102,300	4,952,343
Prologis, Inc.	656,579	20,997,396
Regency Centers Corp.	191,636	8,395,573
Retail Opportunity Investments Corp. (a)	374,112	4,496,826
Simon Property Group, Inc.	313,500	46,247,520
SL Green Realty Corp.	133,708	10,029,437
Sovran Self Storage, Inc.	153,796	7,589,833
Sunstone Hotel Investors, Inc. (a)	303,431	3,037,344
UDR, Inc.	699,202	18,109,332
Ventas, Inc.	434,546	25,559,996

		445,709,453

Total Common Stocks & Other Equity Interests (Cost $803,595,415)		896,712,111

Money Market Funds—2.97%
Liquid Assets Portfolio — Institutional Class (c)	13,812,368	13,812,368
Premier Portfolio — Institutional Class (c)	13,812,368	13,812,368

Total Money Market Funds (Cost $27,624,736)		27,624,736

TOTAL INVESTMENTS—99.45% (Cost $831,220,151)	924,336,847

OTHER ASSETS LESS LIABILITIES—0.55%	5,065,332

NET ASSETS—100.00%	$929,402,179

Investment Abbreviations:

REIT	—	Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $5,234,569, which represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Global Real Estate Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Invesco Global Real Estate Fund

E.	Foreign Currency Translations — (continued)

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2012, there were transfers from Level 1 to Level 2 of $65,580,814 and from Level 2 to Level 1 of $79,796,925, due to foreign value adjustments.

	Level 1	Level 2	Level 3	Total

Australia	$44,103,940	$33,206,127	$—	$77,310,067
Austria	2,825,641	—	—	2,825,641
Canada	36,800,163	—	—	36,800,163
China	—	13,502,602	—	13,502,602
Finland	—	3,142,211	—	3,142,211
France	7,561,646	27,928,091	—	35,489,737
Germany	7,154,492	3,293,741	—	10,448,233
Hong Kong	28,180,915	60,228,694	—	88,409,609
Italy	703,281	—	—	703,281
Japan	17,150,795	64,638,501	—	81,789,296
Malta	—	—	0	0
Netherlands	—	5,749,459	—	5,749,459

Invesco Global Real Estate Fund

	Level 1	Level 2	Level 3	Total

Norway	—	1,684,935	—	1,684,935
Singapore	—	37,903,188	—	37,903,188
Sweden	—	9,533,533	—	9,533,533
Switzerland	1,019,951	—	—	1,019,951
United Kingdom	17,582,568	27,108,184	—	44,690,752
United States	473,334,189	—	—	473,334,189

Total Investments	$636,417,581	$287,919,266	$0	$924,336,847

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2012 was $143,638,032 and $113,368,325, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$56,318,947

Aggregate unrealized (depreciation) of investment securities	(17,494,315)

Net unrealized appreciation of investment securities	$38,824,632

Cost of investments for tax purposes is $885,512,215.
Invesco Global Real Estate Fund

Invesco High Yield Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	HYI-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments (a)
May 31, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds and Notes—83.16%

Advertising—0.04%
National CineMedia LLC, Sr. Sec. Gtd. Notes, 6.00%, 04/15/22(b)	$524,000	$525,310

Aerospace & Defense—0.68%
BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	473,000	483,643
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	3,475,000	3,822,500
Huntington Ingalls Industries Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 03/15/18	990,000	1,019,700
7.13%, 03/15/21	1,485,000	1,548,112
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	2,090,000	2,246,750

		9,120,705

Airlines—3.07%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 03/15/11-11/03/11; Cost $5,684,119)(b)(c)	6,430,000	5,819,150
American Airlines Pass Through Trust-Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	4,358,607	4,271,435
Continental Airlines Pass Through Trust, Series 2000-2, Class B, Sec. Pass Through Ctfs., 8.31%, 04/02/18	299,937	307,435
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	3,052,713	3,094,687
Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	2,804,659	3,239,381
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	2,116,828	2,317,266
Delta Air Lines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 8.95%, 08/10/14	2,463,687	2,549,917
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	1,305,000	1,314,788
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	1,600,000	1,624,000
Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	845,000	921,050
Sr. Sec. Notes, 9.50%, 09/15/14(b)	3,294,000	3,475,170
UAL Pass Through Trust, Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	596,117	627,041
Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	1,787,439	1,769,564
Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	2,402,543	2,762,924
Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	2,375,985	2,583,884
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	3,058,371	2,752,534
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	604,000	618,723
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	604,000	617,590
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	724,000	733,050

		41,399,589

Alternative Carriers—1.01%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	3,845,000	4,133,375
Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	3,790,000	4,093,200
Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes,
8.13%, 07/01/19	2,165,000	2,175,825
9.38%, 04/01/19	1,905,000	2,033,587
Sr. Unsec. Gtd. Notes, 8.63%, 07/15/20(b)	1,198,000	1,230,945

		13,666,932

Aluminum—0.31%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	4,158,600	4,150,803

Apparel Retail—1.29%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	4,294,000	4,658,990
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	4,789,000	4,947,636
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Apparel Retail—(continued)
J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	$3,415,000	$3,432,075
Limited Brands Inc.,
Sr. Unsec. Gtd. Global Notes,
8.50%, 06/15/19	2,840,000	3,358,300
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	590,000	634,250
7.00%, 05/01/20	345,000	381,225

		17,412,476

Apparel, Accessories & Luxury Goods—2.09%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	5,456,000	5,606,040
Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	8,015,000	7,794,587
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	6,785,000	7,124,250
Sr. Unsec. Notes, 6.88%, 05/01/22(b)	435,000	433,913
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	7,280,000	7,157,150

		28,115,940

Auto Parts & Equipment—1.08%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	5,177,000	5,422,907
American Axle & Manufacturing, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/15/19	1,230,000	1,309,950
Dana Holding Corp., Sr. Unsec. Notes, 6.75%, 02/15/21	4,340,000	4,654,650
Tenneco Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 12/15/20	1,080,000	1,155,600
7.75%, 08/15/18	1,810,000	1,954,800

		14,497,907

Automobile Manufacturers—1.60%
Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	3,130,000	3,137,825
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	13,918,000	18,232,580
Motors Liquidation Corp., Sr. Unsec. Global Notes, 7.20%, 01/15/11 (Acquired 07/03/06-08/01/08; Cost $330,820)(b)(c)(d)	6,310,000	52,215
Sr. Unsec. Notes, 8.38%, 07/15/33 (Acquired 10/31/06- 02/24/11; Cost $508,144)(b)(c)(d)	13,555,000	112,534

		21,535,154

Biotechnology—0.27%
Grifols Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/18	1,135,000	1,211,613
Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	1,375,000	467,500
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	1,815,000	1,937,512

		3,616,625

Broadcasting—0.51%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	2,355,000	2,460,975
Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 03/15/20(b)	617,000	580,751
Sr. Unsec. Gtd. Sub. Notes, 7.63%, 03/15/20(b)	3,533,000	3,369,599
Videotron Ltee (Canada), Sr. Unsec. Gtd. Notes, 5.00%, 07/15/22(b)	455,000	445,900

		6,857,225

Building Products—4.05%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	3,175,000	2,508,250
Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	4,320,000	3,812,400
Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	4,042,000	4,314,835
Sr. Unsec. Notes, 6.88%, 08/15/18(b)	5,794,000	6,040,245
Gibraltar Industries Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	5,630,000	5,732,044
Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	1,407,000	1,433,381
Nortek Inc.,
Sr. Unsec. Gtd. Global Notes,
8.50%, 04/15/21	8,265,000	8,099,700
10.00%, 12/01/18	2,045,000	2,167,700
Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	1,172,000	1,136,840
Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	3,715,000	3,724,287
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Unsec. Gtd. Notes, 10.00%, 06/01/20(b)	3,553,000	3,606,295
USG Corp.,
Sr. Unsec. Gtd. Notes,
7.88%, 03/30/20(b)	4,270,000	4,440,800
8.38%, 10/15/18(b)	450,000	472,500
Sr. Unsec. Notes, 9.75%, 01/15/18	6,950,000	7,123,750

		54,613,027

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Cable & Satellite—2.56%
DISH DBS Corp.,
Sr. Unsec. Gtd. Notes,
4.63%, 07/15/17(b)	$5,390,000	$5,255,250
5.88%, 07/15/22(b)	2,650,000	2,583,750
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	1,899,000	1,965,465
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	1,079,000	1,122,160
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Notes,
7.25%, 10/15/20	6,630,000	6,630,000
7.50%, 04/01/21	6,225,000	6,256,125
Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	1,805,000	1,805,000
Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	4,935,000	5,231,175
ViaSat Inc., Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	3,629,000	3,647,145

		34,496,070

Casinos & Gaming—4.69%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	3,585,000	3,737,363
Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	3,765,000	2,974,350
Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	7,086,000	5,881,380
Chester Downs & Marina LLC, Sr. Sec. Gtd. Sub. Notes, 9.25%, 02/01/20(b)	523,000	546,535
CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	4,291,366	4,591,762
Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	280,000	291,200
Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	1,695,000	1,720,425
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	1,425,000	1,412,531
Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	7,275,000	7,511,437
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	4,540,000	4,562,700
8.63%, 02/01/19(b)	808,000	856,480
Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	3,016,000	3,325,140
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	3,828,000	3,923,700
Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.53%, 02/01/14(b)(e)	4,611,000	4,415,032
Sr. Sec. Notes, 9.13%, 02/01/15(b)	6,650,000	6,666,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	6,105,000	6,684,975
Sr. Sec. Gtd. First Mortgage Notes, 5.38%, 03/15/22(b)	4,215,000	4,088,550

		63,190,185

Coal & Consumable Fuels—0.40%
CONSOL Energy Inc.,
Sr. Unsec. Gtd. Global Notes,
8.00%, 04/01/17	495,000	497,475
8.25%, 04/01/20	1,040,000	1,045,200
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	2,778,000	2,760,638
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec. Gtd. Notes, 10.75%, 02/01/18(b)	1,134,000	1,071,630

		5,374,943

Communications Equipment—0.51%
Avaya Inc.,
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	5,340,000	4,832,700
Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	2,521,000	2,098,732

		6,931,432

Computer & Electronics Retail—0.33%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	4,265,000	4,478,250

Computer Storage & Peripherals—0.23%
Seagate HDD Cayman,
Sr. Unsec. Gtd. Global Notes,
7.00%, 11/01/21	1,333,000	1,419,645
7.75%, 12/15/18	1,510,000	1,638,350

		3,057,995

Construction & Engineering—1.45%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	5,793,000	6,024,720
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	2,557,000	2,656,084
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	10,840,000	10,921,300

		19,602,104

Construction & Farm Machinery & Heavy Trucks—1.23%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	2,640,000	3,003,000
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	4,244,000	4,254,610
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	2,215,000	2,386,662
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Construction & Farm Machinery & Heavy Trucks—(continued)
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	$2,886,000	$3,044,730
Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	3,795,000	3,951,544

		16,640,546

Construction Materials—1.19%
Cemex Espana Luxembourg (Mexico), Sr. Sec. Gtd. Notes, 9.88%, 04/30/19(b)	4,841,000	4,020,870
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	5,510,000	5,071,017
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	6,357,000	6,277,538
U.S. Concrete Inc., Sr. Sec. Conv. Notes, 9.50%, 08/31/15(b)	693,000	731,115

		16,100,540

Consumer Finance—1.93%
Ally Financial Inc.,
Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/20	2,205,000	2,436,525
8.00%, 03/15/20	5,505,000	6,193,125
8.00%, 11/01/31	4,967,000	5,612,710
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 5.88%, 08/02/21	5,020,000	5,703,975
National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	5,510,000	6,102,325

		26,048,660

Data Processing & Outsourced Services—1.04%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	8,436,000	8,752,350
Fidelity National Information Services Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22(b)	468,000	453,960
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	1,874,000	1,883,370
SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	1,725,000	1,759,500
7.63%, 11/15/20	1,120,000	1,153,600

		14,002,780

Department Stores—0.20%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	3,060,000	2,639,250

Distillers & Vintners—0.49%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	2,645,000	1,838,275
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	3,776,000	4,276,320
Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	453,000	481,312

		6,595,907

Diversified Banks—0.11%
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(f)	2,209,000	1,435,850

Diversified Metals & Mining—1.14%
FMG Resources Pty. Ltd. (Australia),
Sr. Unsec. Gtd. Notes,
6.38%, 02/01/16(b)	3,853,000	3,777,927
7.00%, 11/01/15(b)	2,098,000	2,111,113
Sr. Unsec. Notes, 6.88%, 04/01/22(b)	3,184,000	3,074,618
Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	3,802,000	2,434,204
Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	4,195,000	4,007,513

		15,405,375

Electric Utilities—0.39%
LSP Energy L.P./LSP Batesville Funding Corp., Series C, Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14	1,075,295	895,183
Series D, Sr. Sec. Bonds, 8.16%, 07/15/25 (c)	3,845,000	3,210,575
Viridian Group FundCo II (United Kingdom), Sr. Sec. Gtd. Notes, 11.13%, 04/01/17(b)	1,330,000	1,177,735

		5,283,493

Electrical Components & Equipment—0.24%
Belden Inc., Sr. Gtd. Sub. Global Notes, 9.25%, 06/15/19	1,695,000	1,868,738
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	1,244,000	1,299,980

		3,168,718

Electronic Manufacturing Services—0.33%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	4,588,000	4,473,300
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Environmental & Facilities Services—0.16%
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	$2,040,000	$2,096,100
Food Retail—0.12%
New Albertsons Inc., Sr. Unsec. Bonds, 8.00%, 05/01/31	2,060,000	1,601,650
Forest Products—0.25%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	3,875,000	3,225,938
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17 (Acquired 10/14/10; Cost $470,000) (b)(c)	470,000	135,125

		3,361,063

Gas Utilities—0.60%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	4,255,000	3,829,500
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	4,016,000	4,246,920

		8,076,420

Health Care Equipment—0.36%
DJO Finance LLC/Corp.,
Sr. Unsec. Gtd. Global Notes,
7.75%, 04/15/18	554,000	447,355
10.88%, 11/15/14	3,360,000	3,410,400
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	1,474,000	1,057,595

		4,915,350

Health Care Facilities—2.42%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	2,455,000	2,455,000
7.88%, 02/15/20	4,994,000	5,505,885
Sr. Unsec. Notes, 7.19%, 11/15/15	2,230,000	2,324,775
HealthSouth Corp.,
Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	1,430,000	1,494,350
7.75%, 09/15/22	1,465,000	1,541,912
8.13%, 02/15/20	1,245,000	1,338,375
Radiation Therapy Services Inc., Sr. Sec. Gtd. Notes, 8.88%, 01/15/17(b)	3,908,000	3,790,760
Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.49%, 09/15/15(e)	2,072,000	1,968,400
Tenet Healthcare Corp.,
Sr. Unsec. Global Notes,
8.00%, 08/01/20	1,848,000	1,861,860
9.25%, 02/01/15	9,300,000	10,369,500

		32,650,817

Health Care Services—0.45%
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	2,790,000	2,671,425
Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	3,420,000	3,437,100

		6,108,525

Health Care Supplies—0.12%
Alere Inc., Sr. Unsec. Gtd. Sub. Notes, 9.00%, 05/15/16	1,545,000	1,552,725

Health Care Technology—0.40%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	5,185,000	5,405,362

Homebuilding—2.04%
Beazer Homes USA Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	3,393,000	3,130,042
8.13%, 06/15/16	4,450,000	4,082,875
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	7,311,000	6,506,790
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	4,452,000	4,696,860
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	2,788,000	2,836,790
Meritage Homes Corp., Sr. Unsec. Gtd. Notes, 7.00%, 04/01/22(b)	1,677,000	1,710,540
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	2,996,000	3,130,820
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	1,394,000	1,435,820

		27,530,537

Hotels, Resorts & Cruise Lines—0.26%
Royal Caribbean Cruises Ltd.,
Sr. Unsec. Global Notes,
7.25%, 03/15/18	2,230,000	2,402,825
7.50%, 10/15/27	1,064,000	1,079,960

		3,482,785

Household Products—0.43%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	5,796,000	5,824,980
Housewares & Specialties—0.23%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	3,015,000	3,143,138
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Independent Power Producers & Energy Traders—1.71%
AES Corp. (The),
Sr. Unsec. Global Notes,
7.75%, 10/15/15	$3,310,000	$3,690,650
8.00%, 10/15/17	3,905,000	4,358,956
Calpine Corp., 7.25%, 10/15/17(b)	4,168,000	4,418,080
7.50%, 02/15/21(b)	4,460,000	4,683,000
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	2,380,000	2,374,050
Red Oak Power LLC-Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	3,318,112	3,508,904

		23,033,640

Industrial Conglomerates—0.00%
Indalex Holding Corp., Series B, Sec. Gtd. Global Notes, 11.50%, 02/01/14(c)	3,260,000	20,375

Industrial Machinery—0.69%
Actuant Corp., Sr. Unsec. Gtd. Notes, 5.63%, 06/15/22(b)	1,587,000	1,630,643
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	3,805,000	4,080,862
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	415,000	437,825
Mcron Finance Sub LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	538,000	544,725
SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	2,350,000	2,573,250

		9,267,305

Industrial REIT’s—0.13%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	1,560,000	1,704,300

Integrated Telecommunication Services—0.22%
Integra Telecom Holdings Inc., Sr. Sec. Gtd. Notes, 10.75%, 04/15/16(b)	3,030,000	2,923,950

Internet Software & Services—0.36%
Equinix Inc.,
Sr. Unsec. Notes,
7.00%, 07/15/21	390,000	419,250
8.13%, 03/01/18	4,050,000	4,444,875

		4,864,125

Investment Banking & Brokerage—0.46%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	4,720,000	4,729,419
E*TRADE Financial Corp., Sr. Unsec. Notes, 6.75%, 06/01/16	1,380,000	1,407,600

		6,137,019

Leisure Facilities—0.08%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	1,070,000	1,107,450

Leisure Products—0.41%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	5,471,000	5,484,677

Life Sciences Tools & Services—0.19%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	2,815,000	2,547,575

Marine—0.17%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	558,000	535,680
Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	1,725,000	1,701,281

		2,236,961

Movies & Entertainment—0.99%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	4,579,000	4,951,044
Carmike Cinemas Inc., Sec. Gtd. Notes, 7.38%, 05/15/19(b)	1,617,000	1,673,595
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	6,175,000	6,761,625

		13,386,264

Multi-Line Insurance—2.67%
American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	8,645,000	8,990,800
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	2,140,000	2,093,187
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	3,265,000	3,379,275
Sr. Unsec. Global Notes, 5.95%, 10/15/36	1,250,000	1,214,467
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	7,015,000	6,909,775
Liberty Mutual Insurance Co., Unsec. Sub. Notes, 8.50%, 05/15/25(b)	2,140,000	2,726,395
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Multi-Line Insurance—(continued)
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	$8,040,000	$10,607,692

		35,921,591

Multi-Sector Holdings—0.19%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A., Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	2,500,000	2,581,250

Office Services & Supplies—0.48%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	5,700,000	5,529,000
Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	870,000	943,950

		6,472,950

Oil & Gas Drilling—0.03%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	445,000	461,688

Oil & Gas Equipment & Services—1.10%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	5,895,000	6,116,062
Key Energy Services, Inc.,
Sr. Unsec. Gtd. Notes,
6.75%, 03/01/21(b)	805,000	809,025
6.75%, 03/01/21	5,665,000	5,693,325
SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	2,113,000	2,228,555

		14,846,967

Oil & Gas Exploration & Production—6.20%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	1,500,000	1,560,000
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	4,645,000	4,946,925
Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	1,108,000	1,138,470
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	2,713,000	2,584,132
Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	1,915,000	1,785,738
6.63%, 08/15/20	7,479,000	7,133,096
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	2,075,000	2,137,250
Continental Resources Inc.,
Sr. Unsec. Gtd. Global Notes,
7.13%, 04/01/21	1,310,000	1,445,913
7.38%, 10/01/20	2,457,000	2,711,914
8.25%, 10/01/19	1,835,000	2,034,556
Sr. Unsec. Gtd. Notes, 5.00%, 09/15/22(b)	945,000	940,275
EV Energy Partners LP/EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	2,790,000	2,831,850
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	7,678,000	6,468,715
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	1,964,000	1,797,060
Laredo Petroleum Inc., Sr. Unsec. Gtd. Notes, 7.38%, 05/01/22(b)	553,000	561,295
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	7,083,000	7,415,016
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	4,233,000	4,508,145
OGX Austria GmbH (Brazil), Sr. Unsec. Gtd. Notes, 8.38%, 04/01/22(b)	3,000,000	2,881,239
OGX Petroleo e Gas Paticipacoes (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(b)	3,170,000	3,064,572
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 6.13%, 06/15/19	3,450,000	3,363,750
7.63%, 06/01/18	3,425,000	3,617,656
8.63%, 10/15/19	1,410,000	1,536,900
QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	2,395,000	2,359,075
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	765,000	737,269
5.75%, 06/01/21	4,825,000	4,993,875
Samson Investment Co., Sr. Unsec. Notes, 9.75%, 02/15/20(b)	1,483,000	1,483,000
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	790,000	821,600
6.63%, 02/15/19	2,160,000	2,257,200
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	1,895,000	1,987,381
WPX Energy Inc., Sr. Unsec. Notes, 6.00%, 01/15/22(b)	2,565,000	2,481,637

		83,585,504

Oil & Gas Refining & Marketing—0.76%
Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	1,644,000	1,639,890
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	8,365,000	8,615,950

		10,255,840

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation—3.04%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/15/18	$3,039,000	$3,244,132
Chesapeake Midstream Partners L.P./CHKM Finance Corp.,
Sr. Unsec. Gtd. Global Notes,
5.88%, 04/15/21	3,542,000	3,347,190
6.13%, 07/15/22	668,000	639,610
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	6,812,000	7,016,360
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	4,792,000	5,187,340
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 08/01/21	2,766,000	2,793,660
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
Sr. Unsec. Gtd. Notes,
6.25%, 06/15/22	2,105,000	2,168,150
6.50%, 08/15/21	1,770,000	1,836,375
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	3,625,000	2,610,000
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	3,300,000	3,477,375
Sabine Pass LNG, L.P., Sr. Sec. Gtd. Global Notes, 7.50%, 11/30/16	300,000	318,750
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	4,525,000	4,683,375
Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	1,073,000	1,075,683
Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	2,460,000	2,527,650

		40,925,650

Packaged Foods & Meats—0.77%
Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	2,725,000	2,656,875
Post Holdings Inc., Sr. Unsec. Gtd. Notes 7.38%, 02/15/22(b)	4,436,000	4,535,810
Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	3,320,000	3,137,400

		10,330,085

Paper Packaging—0.30%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	4,111,000	4,059,613

Paper Products—1.27%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	6,478,000	6,514,439
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	3,310,000	3,500,325
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	3,310,000	3,442,400
NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14	3,258,000	2,044,395
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	1,585,000	1,616,700

		17,118,259

Personal Products—0.36%
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	4,420,000	4,795,700

Pharmaceuticals—0.47%
ConvaTec Healthcare S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 10.50%, 12/15/18(b)	855,000	842,175
Elan Finance PLC/Corp. (Ireland),
Sr. Unsec. Gtd. Global Notes,
8.75%, 10/15/16	1,430,000	1,565,850
8.75%, 10/15/16	860,000	928,800
Endo Health Solutions Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	710,000	741,950
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	2,225,000	2,314,000

		6,392,775

Property & Casualty Insurance—0.27%
QBE Capital Funding III Ltd. (Australia), Unsec. Gtd. Sub. Notes, 7.25%, 05/24/41(b)	945,000	859,950
XL Group PLC (Ireland), Series E, Jr. Sub. Global Notes, 6.50% (f)	3,595,000	2,777,138

		3,637,088

Publishing—0.03%
MediMedia USA Inc., Sr. Unsec. Sub. Notes, 11.38%, 11/15/14(b)	465,000	431,288

Real Estate Services—0.27%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	3,460,000	3,693,550

Regional Banks—1.79%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	1,140,000	1,105,800
BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	2,683,000	2,750,075
Regions Bank, Unsec. Sub. Global Notes, 6.45%, 06/26/37	3,000,000	2,940,000
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Regional Banks—(continued)
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	$676,000	$703,040
Unsec. Sub. Notes, 7.38%, 12/10/37	6,950,000	6,811,000
Susquehanna Capital II, Jr. Unsec. Gtd. Sub. Notes, 11.00%, 03/23/40	2,520,000	2,768,650
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	2,440,000	2,568,100
Unsec. Sub. Global Notes, 5.13%, 06/15/17	4,790,000	4,430,750

		24,077,415

Research & Consulting Services—0.32%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	4,065,000	4,288,575

Semiconductor Equipment—0.82%
Amkor Technology Inc.,
Sr. Unsec. Global Notes,
6.63%, 06/01/21	2,130,000	2,023,500
7.38%, 05/01/18	3,922,000	3,951,415
Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	4,885,000	5,031,550

		11,006,465

Semiconductors—0.80%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	3,184,000	3,367,080
Sr. Unsec. Gtd. Global Notes,
8.05%, 02/01/20	4,270,000	4,056,500
10.75%, 08/01/20	3,129,000	3,363,675

		10,787,255

Specialized Consumer Services—0.13%
Carlson Wagonlit B.V. (Netherlands), Sr. Sec. Gtd. Notes, 6.88%, 06/15/19(b)	1,800,000	1,800,000

Specialized Finance—3.19%
Air Lease Corp., Sr. Unsec. Notes, 5.63%, 04/01/17(b)	1,782,000	1,755,270
Aircastle Ltd.,
Sr. Unsec. Notes,
6.75%, 04/15/17(b)	7,508,000	7,498,615
7.63%, 04/15/20(b)	1,083,000	1,093,830
CIT Group Inc., Sr. Sec. Gtd. Notes, 7.00%, 05/02/17(b)	3,186,430	3,178,464
Sr. Unsec. Global Notes, 5.25%, 03/15/18	7,017,000	6,911,745
Sr. Unsec. Notes,
5.00%, 05/15/17	1,000,000	990,000
5.50%, 02/15/19(b)	1,615,000	1,582,700
International Lease Finance Corp.,
Sr. Sec. Notes,
6.75%, 09/01/16(b)	2,200,000	2,369,125
7.13%, 09/01/18(b)	3,045,000	3,371,386
Sr. Unsec. Global Notes,
5.75%, 05/15/16	895,000	896,342
5.88%, 04/01/19	1,405,000	1,372,948
6.25%, 05/15/19	1,385,000	1,388,030
8.63%, 09/15/15	1,370,000	1,491,930
8.75%, 03/15/17	6,719,000	7,453,891
Sr. Unsec. Notes, 8.25%, 12/15/20	1,485,000	1,660,416

		43,014,692

Specialized REIT’s—0.85%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	3,335,000	3,580,956
Sr. Unsec. Notes,
5.25%, 03/15/22(b)	2,685,000	2,688,356
6.00%, 10/01/21(b)	160,000	172,400
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	2,230,000	2,296,900
Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	2,570,000	2,720,988

		11,459,600

Specialty Chemicals—0.83%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	4,325,000	4,454,750
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	6,313,000	6,691,780

		11,146,530

Specialty Stores—0.34%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	4,330,000	4,524,850

Steel—0.28%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.25%, 02/25/22	1,407,000	1,397,873
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	1,033,000	1,003,301
Sr. Unsec. Notes, 7.00%, 02/01/18	1,319,000	1,309,108

		3,710,282

Systems Software—0.58%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 11/12/10-01/06/11; Cost $9,635,675)(b)	9,545,000	7,779,175
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

		Principal
		Amount	Value

Technology Distributors—0.27%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19		$3,553,000	$3,632,943
Tires & Rubber—0.39%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19		3,714,000	4,011,120
Goodyear Tire & Rubber Co., 7.00%, 05/15/22		1,255,000	1,236,175

			5,247,295

Trading Companies & Distributors—2.45%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
Sr. Unsec. Gtd. Global Notes,
8.25%, 01/15/19		6,870,000	7,076,100
9.75%, 03/15/20		1,078,000	1,183,105
Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)		968,000	1,001,880
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16		5,092,000	5,244,760
Hertz Corp. (The),
Sr. Unsec. Gtd. Global Notes,
6.75%, 04/15/19		3,101,000	3,194,030
7.38%, 01/15/21		4,205,000	4,436,275
7.50%, 10/15/18		3,525,000	3,683,625
Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)		1,345,000	1,378,625
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18		1,853,000	1,908,590
UR Merger Sub Corp.,
Sec. Gtd. Notes,
5.75%, 07/15/18(b)		373,000	379,527
Sr. Unsec. Global Notes, 8.25%, 02/01/21		2,045,000	2,177,925
Sr. Unsec. Gtd. Notes, 7.63%, 04/15/22(b)		1,376,000	1,413,840

			33,078,282

Wireless Telecommunication Services—4.20%
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec. Gtd. Notes,
12.00%, 12/01/15(b)		7,630,000	6,676,250
14.75%, 12/01/16(b)		138,000	133,860
Sr. Unsec. Gtd. Conv. Notes, 8.25%, 12/01/17(b)(g)		905,000	538,475
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20		8,057,000	7,412,440
Digicel Group Ltd. (Ireland), Sr. Unsec. Notes, 8.88%, 01/15/15(b)		3,210,000	3,177,900
Digicel Ltd. (Ireland),
Sr. Unsec. Notes,
7.00%, 02/15/20(b)		1,000,000	971,250
8.25%, 09/01/17(b)		3,975,000	4,094,250
MetroPCS Wireless Inc.,
Sr. Unsec. Gtd. Notes,
6.63%, 11/15/20		6,387,000	6,227,325
7.88%, 09/01/18		3,090,000	3,138,281
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		2,427,000	2,123,625
Sprint Nextel Corp.,
Sr. Unsec. Gtd. Notes,
7.00%, 03/01/20(b)		4,150,000	4,212,250
9.00%, 11/15/18(b)		3,323,000	3,605,455
Sr. Unsec. Notes, 8.38%, 08/15/17		2,115,000	2,040,975
11.50%, 11/15/21(b)		2,003,000	2,123,180
VimpelCom (Russia),
Unsec. Loan Participation Notes,
6.49%, 02/02/16(b)		800,000	777,600
7.75%, 02/02/21(b)		1,000,000	937,800
Wind Acquisition Finance S.A. (Italy),
Sr. Sec. Gtd. Notes,
7.25%, 02/15/18(b)		1,250,000	1,081,250
11.75%, 07/15/17(b)		8,579,000	7,335,045

			56,607,211

Total U.S. Dollar Denominated Bonds and Notes (Cost $1,106,856,433)			1,120,570,552

Non-U.S. Dollar Denominated Bonds & Notes—6.30%(h)
Canada—0.30%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	3,859,000	4,022,507

Czech Republic—0.33%
Central European Media Enterprises Ltd., REGS, Sr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	1,755,000	2,264,226
CET 21 spol sro, Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	1,660,000	2,146,784

			4,411,010

France—0.28%
Europcar Groupe S.A., REGS, Sr. Sec. Gtd. Floating Rate Euro Bonds, 4.19%, 05/15/13(b)(e)	EUR	3,005,000	3,705,335

Italy—0.25%
Lottomatica S.p.A, REGS, Jr. Unsec. Sub. Euro Bonds, 8.25%, 03/31/66(b)	EUR	1,805,000	1,838,474
Wind Acquisition Finance S.A., Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	1,535,000	1,577,680

			3,416,154

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

		Principal
		Amount	Value

Luxembourg—1.47%
Ardagh Packaging Finance PLC, Sr. Sec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	4,950,000	$6,088,353
Codere Finance Luxembourg S.A. Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	2,990,000	3,211,565
REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	250,000	268,525
ConvaTec Healthcare S.A. Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR	855,000	1,081,973
Sr. Unsec. Gtd. Notes, 10.88%, 12/15/18(b)	EUR	1,155,000	1,401,009
M&G Finance Luxembourg S.A., Jr. Unsec. Gtd. Sub. Euro Notes, 7.50% (e)(f)	EUR	4,400,000	2,716,120
Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	2,722,500	3,529,258
Xefin Lux SCA, Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR	1,365,000	1,550,411

			19,847,214

Netherlands—0.47%
Boats Investments B.V., Sr. Sec. PIK Medium-Term Euro Notes, 11.00%, 03/31/17	EUR	1,221,238	844,335
Carlson Wagonlit B.V. Sr. Gtd. Floating Rate Euro Notes, 6.47%, 05/01/15(b)(e)	EUR	2,650,000	3,281,505
REGS, Sr. Sec. Gtd. Floating Rate Notes, 6.47%, 05/01/15(b)(e)	EUR	1,805,000	2,235,138

			6,360,978

Poland—0.75%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	2,345,000	2,020,806
Eileme 2 AB, Sr. Sec. Gtd. Notes, 11.75%, 01/31/20(b)	EUR	2,790,000	3,392,866
Polish Television Holding B.V., Sr. Sec. Notes, 11.25%, 05/15/17(b)(i)	EUR	1,430,000	1,774,305
TVN Finance Corp II A.B., Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	2,290,000	2,897,915

			10,085,892

Spain—0.80%
Cirsa Funding Luxembourg S.A. Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	2,460,000	2,460,064
REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	3,665,000	3,665,095
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	4,325,000	4,698,888

			10,824,047

United Kingdom—1.28%
Boparan Finance PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR	4,865,000	6,156,487
Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	2,185,000	2,448,073
Odeon & UCI Finco PLC Sr. Sec. Gtd. Floating Rate Notes, 5.72%, 08/01/18(b)(e)	EUR	1,180,000	1,398,555
Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	1,240,000	1,834,768
R&R Ice Cream PLC Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	4,020,000	4,901,053
REGS, Sr. Sec. Gtd. Euro Notes, 8.38%, 11/15/17(b)	EUR	400,000	487,667

			17,226,603

United States—0.37%
Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	1,785,000	2,203,761
Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	2,250,000	2,791,739

			4,995,500

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $94,916,978)			84,895,240

	Shares

Preferred Stocks—2.70%

Automobile Manufacturers—0.25%
General Motors Co., Series B, $2.38 Conv. Pfd.	92,680	3,403,209

Consumer Finance—1.00%
Ally Financial, Inc., Series A, 8.50% Pfd.	118,295	2,578,831
Ally Financial, Inc., Series G, 7.00% Pfd.(b)	9,175	7,867,563
GMAC Capital Trust I, Series 2, 8.13% Jr. Gtd. Sub. Pfd.	130,135	2,982,694

		13,429,088

Diversified Banks—0.23%
Royal Bank of Scotland PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.	165,565	3,117,589

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Shares	Value

Industrial REIT’s—0.09%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	45,710	$1,170,176

Multi-Line Insurance—0.32%
Hartford Financial Services Group Inc. 7.88% Jr. Sub. Pfd.	163,730	4,267,213

Regional Banks—0.70%
Zions Bancorp., Series C, 9.50% Pfd.	365,130	9,420,354

Tires & Rubber—0.11%
Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.	37,605	1,524,883

Total Preferred Stocks (Cost $36,180,133)		36,332,512

Common Stocks & Other Equity Interests—0.56%
Apparel, Accessories & Luxury Goods—0.00%
Hosiery Corp. of America, Inc., Class A(j)	1,000	0

Automobile Manufacturers—0.25%
General Motors Co. (d)(j)	80,919	1,796,402
General Motors Co. Wts. expiring 07/10/16(d)(j)	73,562	978,374
General Motors Co. Wts. expiring 07/10/19(d)(j)	73,562	633,369

		3,408,145

Broadcasting—0.01%
Adelphia Communications Corp. (k)	50,250	31,657
Adelphia Recovery Trust, Series ACC-1 (k)	4,846,549	4,847
Adelphia Recovery Trust, Series ARAHOVA (k)	2,211,702	52,455

		88,959

Building Products—0.01%
Nortek, Inc. (j)	2,990	143,311

Construction Materials—0.13%
U.S. Concrete, Inc. (j)	359,502	1,765,155

Integrated Telecommunication Services—0.14%
Hawaiian Telcom Holdco Inc. -Wts. expiring 10/28/15 (j)	22,376	174,757
Largo Limited -Class A (Luxembourg)(j)	312,510	176,322
Largo Limited -Class B (Luxembourg)(j)	2,812,600	1,586,903
Ventelo (United Kingdom) (Acquired 06/28/02; Cost $0)(b)(j)	73,021	0

		1,937,982

Leisure Products—0.00%
HF Holdings Inc. (j)	36,820	0

Publishing—0.00%
Reader’s Digest Association Inc. (The), Wts., expiring 02/19/14 (j)	9,814	0

Semiconductors—0.02%
Magnachip Semiconductor Corp. (j)	20,834	198,339

Total Common Stocks & Other Equity Interests (Cost $55,468,444)		7,541,891

	Principal
	Amount

U.S. Treasury Bills—0.11%
0.13% 11/15/12 (l)(m)	$1,390,000	1,389,242
0.14% 11/15/12 (l)(m)	120,000	119,935

Total U.S. Treasury Bills (Cost $1,509,068)		1,509,177

Senior Secured Floating Rate Interest Loans—1.19%

Building Products—0.60%
Roofing Supply Group, Sr. Sec. Loans, —%, 11/17/15(b)(n)	8,000,000	8,000,000

Diversified Metals & Mining—0.59%
Molycorp, Inc., Sr. Sec. Loans, —%, 12/31/17(b)(n)	7,985,000	7,985,000

Total Senior Secured Floating Rate Interest Loans (Cost $15,985,000)		15,985,000

	Shares

Money Market Funds—5.02%
Liquid Assets Portfolio — Institutional Class (o)	33,860,190	33,860,190
Premier Portfolio — Institutional Class (o)	33,860,190	33,860,190

Total Money Market Funds (Cost $67,720,380)		67,720,380

TOTAL INVESTMENTS—99.04% (Cost $1,378,636,436)		1,334,554,752

OTHER ASSETS LESS LIABILITIES—0.96%		12,939,194

NET ASSETS—100.00%		$1,347,493,946

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Investment Abbreviations:

CAD	—	Canadian Dollar
Conv.	—	Convertible
Ctfs.	—	Certificates
Deb.	—	Debentures
EUR	—	Euro
GBP	—	British Pound
Gtd.	—	Guaranteed
Jr.	—	Junior
Pfd.	—	Preferred
PIK	—	Payment in Kind
REGS	—	Regulation S
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured
Wts.	—	Warrants
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $445,696,005, which represented 33.08% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2012 was $9,349,974, which represented less than 1% of the Fund’s Net Assets.

(d)	Acquired as part of the General Motors reorganization.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(f)	Perpetual bond with no specified maturity date.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(j)	Non-income producing security.

(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(l)	All or a portion of the value was pledged as collateral to cover margin requirements for swap agreements. See Note 1E and Note 3.

(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(n)	The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date.

(o)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco High Yield Fund

A.	Security Valuations—(continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would
Invesco High Yield Fund

E. Swap Agreements—(continued)
cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco High Yield Fund

G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
H.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$97,612,670	$13,982,113	$0	$111,594,783

U.S. Treasury Securities	—	1,509,177	—	1,509,177

Corporate Debt Securities	—	1,136,390,803	164,749	1,136,555,552

Foreign Debt Securities	—	84,895,240	—	84,895,240

	$97,612,670	$1,236,777,333	$164,749	$1,334,554,752

Foreign Currency Contracts*	—	4,601,749	—	4,601,749

Swap Agreements*	—	28,212	—	28,212

Total Investments	$97,612,670	$1,241,407,294	$164,749	$1,339,184,713

*	Unrealized appreciation
Invesco High Yield Fund

NOTE 3 — Derivative Investments
Foreign Currency Contract and Swap Agreements at Period-End

Open Foreign Currency Contracts
Settlement		Contract to		Notional	Unrealized
Date	Counterparty	Deliver	Receive	Value	Appreciation

08/09/2012	Morgan Stanley	EUR 64,654,000	USD 84,463,598	$79,861,849	$4,601,749

Closed Foreign Currency Contracts
Closed		Contract to				Notional	Realized
Date	Counterparty	Deliver		Receive		Value	Gain

05/16/2012	Morgan Stanley	EUR	3,823,000	USD	4,994,344	$4,869,065	$125,279

05/21/2012	Morgan Stanley	GBP	600,000	USD	964,918	948,226	16,692

05/24/2012	Morgan Stanley	EUR	2,704,000	USD	3,532,490	3,405,201	127,289

05/24/2012	Morgan Stanley	GBP	2,365,000	USD	3,803,386	3,716,711	86,675

Total closed foreign currency contracts							355,935

Total foreign currency contracts							$4,957,684

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar

Open Credit Default Swap Agreements
					Implied	Notional		Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Credit	Value	Upfront	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Spread (a)	(000)	Payments	(Depreciation)

JP Morgan Chase Bank	CDX North American
	High Yield	Sell	5.00%	12/20/2016	6.56%	9,700	$753,728	$195,106

	CDS MGM Resorts
Morgan Stanley	International	Sell	5.00	06/20/2017	7.62	4,295	293,675	(156,721)

	CDX North American
JP Morgan Chase Bank	High Yield	Sell	5.00	12/20/2016	6.56	9,700	548,449	(10,173)

Total Credit Default Swap Agreements							$1,595,852	$28,212

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
Invesco High Yield Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2012 was $192,214,171 and $162,491,595, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$46,320,786

Aggregate unrealized (depreciation) of investment securities	(92,791,944)

Net unrealized appreciation (depreciation) of investment securities	$(46,471,158)

Cost of investments for tax purposes is $1,381,025,910.
Invesco High Yield Fund

Invesco High Yield Securities Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	MS-HYS-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments (a)
May 31, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds and Notes—84.23%

Advertising—0.04%
National CineMedia LLC, Sr. Sec. Gtd. Notes, 6.00%, 04/15/22(b)	$40,000	$40,100

Aerospace & Defense—0.89%
BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	40,000	40,900
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	450,000	495,000
Huntington Ingalls Industries Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 03/15/18	90,000	92,700
7.13%, 03/15/21	135,000	140,737
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	200,000	215,000

		984,337

Airlines—3.23%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 03/15/11-11/29/11; Cost $364,041)(b)(c)	555,000	502,275
American Airlines Pass Through Trust-Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	367,481	360,132
Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	713,230	723,037
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	136,847	149,805
Delta Air Lines Pass Through Trust, Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	120,000	120,900
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	145,000	147,175
Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(b)	651,000	686,805
UAL Pass Through Trust, Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	151,951	159,834
Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	285,891	310,906
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs.,6.82%, 01/30/14	281,132	253,018
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	45,000	46,097
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	45,000	46,013
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	55,000	55,687

		3,561,684

Alternative Carriers—1.19%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	355,000	381,625
Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	355,000	383,400
Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes,
8.13%, 07/01/19	255,000	256,275
9.38%, 04/01/19	175,000	186,812
Sr. Unsec. Gtd. Notes, 8.63%, 07/15/20(b)	100,000	102,750

		1,310,862

Aluminum—0.48%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	530,000	529,006

Apparel Retail—1.25%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	385,000	417,725
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	425,000	439,078
J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	300,000	301,500
Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	55,000	55,756
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	150,000	161,250

		1,375,309

Apparel, Accessories & Luxury Goods—2.16%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	450,000	462,375
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Apparel, Accessories & Luxury Goods—(continued)
Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	$0735,00	$714,788
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	540,000	567,000
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	650,000	639,031

		2,383,194

Auto Parts & Equipment—1.17%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	455,000	476,612
American Axle & Manufacturing, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/15/19	100,000	106,500
Dana Holding Corp., Sr. Unsec. Notes, 6.75%, 02/15/21	390,000	418,275
Tenneco Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 12/15/20	100,000	107,000
7.75%, 08/15/18	165,000	178,200

		1,286,587

Automobile Manufacturers—2.17%
Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	400,000	401,000
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	1,515,000	1,984,650
Motors Liquidation Corp., Sr. Unsec. Notes, 8.38%, 07/15/49 (Acquired 02/24/10 -11/04/10; Cost $23,769)(b)(c)(d)	1,215,000	10,087

		2,395,737

Biotechnology—0.30%
Grifols Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/18	110,000	117,425
Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	125,000	42,500
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	165,000	176,138

		336,063

Broadcasting—0.48%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	250,000	261,250
Clear Channel Worldwide Holdings Inc., Sr. Unsec. Gtd. Sub. Notes, 7.63%, 03/15/20(b)	285,000	271,819

		533,069

Building Products—4.23%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	295,000	233,050
Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	360,000	317,700
Building Materials Corp. of America, Sr. Unsec. Gtd. Notes 7.50%, 03/15/20(b)	160,000	170,800
Sr. Unsec. Notes, 6.88%, 08/15/18(b)	705,000	734,962
Gibraltar Industries Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	490,000	498,881
Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	110,000	112,063
Nortek Inc.,
Sr. Unsec. Gtd. Global Notes,
8.50%, 04/15/21	595,000	583,100
10.00%, 12/01/18	240,000	254,400
Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	255,000	247,350
Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	220,000	220,550
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Unsec. Gtd. Notes, 10.00%, 06/01/20(b)	285,000	289,275
USG Corp.,
Sr. Unsec. Gtd. Notes,
7.88%, 03/30/20(b)	335,000	348,400
8.38%, 10/15/18(b)	40,000	42,000
Sr. Unsec. Notes, 9.75%, 01/15/18	590,000	604,750

		4,657,281

Cable & Satellite—2.35%
DISH DBS Corp.,
Sr. Unsec. Gtd. Notes,
4.63%, 07/15/17(b)	415,000	404,625
5.88%, 07/15/22(b)	205,000	199,875
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	170,000	175,950
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	95,000	98,800
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Notes,
7.25%, 10/15/20	1,075,000	1,075,000
7.50%, 04/01/21	40,000	40,200
Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	50,000	50,000
Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	300,000	318,005
ViaSat Inc., Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	220,000	221,100

		2,583,555

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Casinos & Gaming—4.36%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	$360,000	$375,300
Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	360,000	284,400
Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	677,000	561,910
Chester Downs & Marina LLC, 9.25%, 02/01/20(b)	45,000	47,025
CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	333,702	357,061
Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	55,000	57,200
Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	160,000	162,400
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	250,000	258,125
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	700,000	703,500
Resort at Summerlin L.P.-Series B, Sr. Unsec. Sub. Notes, 13.00%, 12/15/07(c)	27,634,000	0
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	250,000	256,250
Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.53%, 02/01/14(b)(e)	510,000	488,325
Sr. Sec. Notes, 9.13%, 02/01/15(b)	425,000	426,063
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	545,000	596,775
Sr. Sec. Gtd. First Mortgage Notes, 5.38%, 03/15/22(b)	240,000	232,800

		4,807,134

Coal & Consumable Fuels—0.42%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	140,000	140,700
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	235,000	233,531
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec. Gtd. Notes, 10.75%, 02/01/18(b)	95,000	89,775

		464,006

Communications Equipment—0.52%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	510,000	461,550
Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	135,000	112,387

		573,937

Computer & Electronics Retail—0.32%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	335,000	351,750

Computer Storage & Peripherals—0.39%
Seagate HDD Cayman,
Sr. Unsec. Gtd. Global Notes,
7.00%, 11/01/21	120,000	127,800
7.75%, 12/15/18	280,000	303,800

		431,600

Construction & Engineering—1.66%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	495,000	514,800
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	305,000	316,819
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	995,000	1,002,462

		1,834,081

Construction & Farm Machinery & Heavy Trucks—1.43%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	300,000	341,250
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	375,000	375,937
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	205,000	220,888
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	270,000	284,850
Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	335,000	348,819

		1,571,744

Construction Materials—1.21%
Cemex Espana Luxembourg (Mexico), Sr. Sec. Gtd. Notes, 9.88%, 04/30/19(b)	224,000	186,051
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	615,000	566,003
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	590,000	582,625

		1,334,679

Consumer Finance—1.39%
Ally Financial Inc.,
Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/20	410,000	453,050
8.00%, 03/15/20	425,000	478,125
8.00%, 11/01/31	60,000	67,800
National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	485,000	537,137

		1,536,112

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Data Processing & Outsourced Services—0.99%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	$650,000	$674,375
Fidelity National Information Services Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22(b)	40,000	38,800
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	165,000	165,825
SunGard Data Systems Inc.,
Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/18	110,000	112,200
7.63%, 11/15/20	100,000	103,000

		1,094,200

Department Stores—0.38%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	480,000	414,000

Distillers & Vintners—0.74%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	340,000	236,300
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	480,000	543,600
Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	35,000	37,187

		817,087

Diversified Banks—0.12%
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43% (f)	200,000	130,000

Diversified Metals & Mining—0.72%
FMG Resources Pty. Ltd. (Australia),
Sr. Unsec. Gtd. Notes,
6.38%, 02/01/16(b)	370,000	362,791
7.00%, 11/01/15(b)	45,000	45,281
Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	325,000	208,079
Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	190,000	181,508

		797,659

Electrical Components & Equipment—0.09%
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	95,000	99,275

Electronic Manufacturing Services—0.35%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	400,000	390,000

Environmental & Facilities Services—0.18%
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	190,000	195,225

Forest Products—0.27%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	345,000	287,212
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17 (Acquired 10/04/10; Cost $45,000)(b)(c)	45,000	12,938

		300,150

Gas Utilities—0.62%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	385,000	346,500
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	320,000	338,400

		684,900

Health Care Equipment—0.40%
DJO Finance LLC/Corp.,
Sr. Unsec. Gtd. Global Notes,
7.75%, 04/15/18	50,000	40,375
10.88%, 11/15/14	335,000	340,025
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	85,000	60,988

		441,388

Health Care Facilities—1.85%
HCA, Inc.,
Sr. Sec. Gtd. Global Notes,
5.88%, 03/15/22	200,000	200,000
7.88%, 02/15/20	200,000	220,500
HealthSouth Corp.,
Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	230,000	240,350
7.75%, 09/15/22	135,000	142,087
Radiation Therapy Services Inc., Sr. Sec. Gtd. Notes, 8.88%, 01/15/17(b)	255,000	247,350
Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.49%, 09/15/15(e)	315,000	299,250
Tenet Healthcare Corp.,
Sr. Unsec. Global Notes,
8.00%, 08/01/20	80,000	80,600
9.25%, 02/01/15	545,000	607,675

		2,037,812

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Health Care Services—0.46%
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	$185,000	$177,138
Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	330,000	331,650

		508,788

Health Care Technology—0.47%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	495,000	516,038

Heavy Electrical Equipment—0.00%
Ormat Funding Corp., Sr. Sec. Gtd. Global Notes, 8.25%, 12/30/20	1	1

Homebuilding—1.96%
Beazer Homes USA Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	305,000	281,363
8.13%, 06/15/16	405,000	371,587
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	550,000	489,500
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	350,000	369,250
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	140,000	142,450
Meritage Homes Corp., Sr. Unsec. Gtd. Notes, 7.00%, 04/01/22(b)	135,000	137,700
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	240,000	250,800
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	115,000	118,450

		2,161,100

Hotels, Resorts & Cruise Lines—0.06%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	60,000	64,650

Household Products—0.31%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	345,000	346,725

Housewares & Specialties—0.19%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	200,000	208,500

Independent Power Producers & Energy Traders—1.70%
AES Corp. (The),
Sr. Unsec. Global Notes,
7.75%, 10/15/15	720,000	802,800
8.00%, 10/15/17	145,000	161,856
Calpine Corp.,
7.25%, 10/15/17(b)	345,000	365,700
7.50%, 02/15/21(b)	330,000	346,500
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	195,000	194,513

		1,871,369

Industrial Machinery—0.78%
Actuant Corp., Sr. Unsec. Gtd. Notes, 5.63%, 06/15/22(b)	125,000	128,437
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	380,000	407,550
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	40,000	42,200
Mcron Finance Sub LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	40,000	40,500
SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	220,000	240,900

		859,587

Industrial REIT’s—0.14%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	140,000	152,950

Integrated Telecommunication Services—0.25%
Integra Telecom Holdings Inc., Sr. Sec. Gtd. Notes, 10.75%, 04/15/16(b)	285,000	275,025

Internet Software & Services—0.39%
Equinix Inc.,
Sr. Unsec. Notes,
7.00%, 07/15/21	60,000	64,500
8.13%, 03/01/18	335,000	367,663

		432,163

Investment Banking & Brokerage—0.49%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	415,000	415,828
E*TRADE Financial Corp., Sr. Unsec. Notes, 6.75%, 06/01/16	120,000	122,400

		538,228

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Leisure Facilities—0.09%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	$100,000	$103,500

Leisure Products—0.43%
Toys R Us-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	470,000	471,175

Life Sciences Tools & Services—0.21%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	260,000	235,300

Marine—0.19%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	50,000	48,000
Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	160,000	157,800

		205,800

Movies & Entertainment—1.12%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	355,000	383,844
Carmike Cinemas Inc., Sec. Gtd. Notes, 7.38%, 05/15/19(b)	125,000	129,375
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	660,000	722,700

		1,235,919

Multi-Line Insurance—2.74%
American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	690,000	717,600
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	190,000	185,844
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	345,000	357,075
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	905,000	891,425
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	655,000	864,184

		3,016,128

Multi-Sector Holdings—0.09%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A., Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	100,000	103,250

Office Services & Supplies—0.22%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	155,000	150,350
Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	80,000	86,800

		237,150

Oil & Gas Equipment & Services—1.13%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	35,000	36,313
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	485,000	503,187
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	505,000	507,525
SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	190,000	200,391

		1,247,416

Oil & Gas Exploration & Production—6.01%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	140,000	145,600
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	600,000	639,000
Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	85,000	87,338
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	300,000	285,750
Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	170,000	158,525
6.63%, 08/15/20	458,000	436,817
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	165,000	169,950
Continental Resources Inc.,
Sr. Unsec. Gtd. Global Notes,
7.13%, 04/01/21	125,000	137,969
7.38%, 10/01/20	260,000	286,975
8.25%, 10/01/19	200,000	221,750
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	635,000	534,987
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	145,000	132,675
Laredo Petroleum Inc., Sr. Unsec. Gtd. Notes, 7.38%, 05/01/22(b)	40,000	40,600
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	575,000	601,953
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	205,000	218,325
OGX Austria GmbH (Brazil), Sr. Unsec. Gtd. Notes, 8.38%, 04/01/22(b)	200,000	192,083
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production—(continued)
OGX Petroleo e Gas Paticipacoes (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(b)	$355,000	$343,193
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes
6.13%, 06/15/19	245,000	238,875
7.63%, 06/01/18	400,000	422,500
QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	190,000	187,150
Range Resources Corp.,
Sr. Unsec. Gtd. Sub. Notes,
5.00%, 08/15/22	60,000	57,825
5.75%, 06/01/21	285,000	294,975
Samson Investment Co., Sr. Unsec. Notes, 9.75%, 02/15/20(b)	120,000	120,000
SM Energy Co.,
Sr. Unsec. Global Notes,
6.50%, 11/15/21	65,000	67,600
6.63%, 02/15/19	200,000	209,000
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	175,000	183,531
WPX Energy Inc., Sr. Unsec. Notes, 6.00%, 01/15/22(b)	215,000	208,013

		6,622,959

Oil & Gas Refining & Marketing—0.82%
Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	120,000	119,700
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	765,000	787,950

		907,650

Oil & Gas Storage & Transportation—3.07%
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/15/18	265,000	282,887
Chesapeake Midstream Partners L.P./CHKM Finance Corp.,
Sr. Unsec. Gtd. Global Notes,
5.88%, 04/15/21	310,000	292,950
6.13%, 07/15/22	35,000	33,513
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	605,000	623,150
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	390,000	422,175
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 08/01/21	256,000	258,560
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
Sr. Unsec. Gtd. Notes,
6.25%, 06/15/22	185,000	190,550
6.50%, 08/15/21	155,000	160,812
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	245,000	176,400
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	300,000	316,125
Sabine Pass LNG, L.P., Sr. Sec. Gtd. Global Notes, 7.50%, 11/30/16	100,000	106,250
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 02/01/21	415,000	429,525
Sr. Unsec. Gtd. Notes,
6.38%, 08/01/22(b)	85,000	85,213

		3,378,110

Packaged Foods & Meats—0.81%
Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	255,000	248,625
Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	350,000	357,875
Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	305,000	288,225

		894,725

Paper Packaging—0.52%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	575,000	567,812

Paper Products—1.84%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	670,000	673,769
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	305,000	322,537
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	300,000	312,000
NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14	290,000	181,975
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	525,000	535,500

		2,025,781

Personal Products—0.36%
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	365,000	396,025

Pharmaceuticals—0.64%
ConvaTec Healthcare S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 10.50%, 12/15/18(b)	200,000	197,000
Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	220,000	237,600
Endo Health Solutions Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	65,000	67,925
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Pharmaceuticals—(continued)
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	$200,000	$208,000

		710,525

Property & Casualty Insurance—0.40%
QBE Capital Funding III Ltd. (Australia), Unsec. Gtd. Sub. Notes, 7.25%, 05/24/41(b)	200,000	182,000
XL Group PLC (Ireland)—Series E, Jr. Sub. Global Notes, 6.50% (f)	330,000	254,925

		436,925

Real Estate Services—0.30%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	315,000	336,263

Regional Banks—1.69%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	105,000	101,850
BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	240,000	246,000
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	265,000	275,600
Unsec. Sub. Notes, 7.38%, 12/10/37	625,000	612,500
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	200,000	210,500
Unsec. Sub. Global Notes, 5.13%, 06/15/17	450,000	416,250

		1,862,700

Research & Consulting Services—0.35%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	370,000	390,350

Semiconductor Equipment—0.86%
Amkor Technology Inc.,
Sr. Unsec. Global Notes,
6.63%, 06/01/21	65,000	61,750
7.38%, 05/01/18	420,000	423,150
Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	445,000	458,350

		943,250

Semiconductors—0.78%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	416,000	439,920
Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	250,000	237,500
10.75%, 08/01/20	170,000	182,750

		860,170

Specialized Consumer Services—0.18%
Carlson Wagonlit B.V. (Netherlands), Sr. Sec. Gtd. Notes, 6.88%, 06/15/19(b)	200,000	200,000

Specialized Finance—3.23%
Air Lease Corp., Sr. Unsec. Notes, 5.63%, 04/01/17(b)	140,000	137,900
Aircastle Ltd.,
Sr. Unsec. Notes,
6.75%, 04/15/17(b)	570,000	569,288
7.63%, 04/15/20(b)	85,000	85,850
CIT Group Inc., Sr. Sec. Gtd. Notes, 7.00%, 05/02/17(b)	311,878	311,099
Sr. Unsec. Global Notes, 5.25%, 03/15/18	515,000	507,275
Sr. Unsec. Notes, 5.00%, 05/15/17	75,000	74,250
5.50%, 02/15/19(b)	130,000	127,400
International Lease Finance Corp.,
Sr. Sec. Notes,
6.75%, 09/01/16(b)	165,000	177,684
7.13%, 09/01/18(b)	325,000	359,836
Sr. Unsec. Global Notes,
5.75%, 05/15/16	80,000	80,120
6.25%, 05/15/19	125,000	125,273
8.75%, 03/15/17	796,000	883,063
Sr. Unsec. Notes, 8.25%, 12/15/20	105,000	117,403

		3,556,441

Specialized REIT’s—0.91%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	305,000	327,494
Sr. Unsec. Notes, 5.25%, 03/15/22(b)	215,000	215,269
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	200,000	206,000
Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	235,000	248,806

		997,569

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

		Principal
		Amount	Value

Specialty Chemicals—0.90%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18		$405,000	$417,150
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20		540,000	572,400

			989,550

Specialty Stores—0.22%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18		230,000	240,350

Steel—0.52%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.25%, 02/25/22		110,000	109,286
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Notes, 6.88%, 04/01/22(b)		250,000	241,412
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22		80,000	77,700
Sr. Unsec. Notes, 7.00%, 02/01/18		145,000	143,913

			572,311

Systems Software—0.67%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 11/12/10—01/06/11; Cost $908,213) (b)		900,000	733,500

Technology Distributors—0.05%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19		50,000	51,125

Tires & Rubber—0.46%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19		310,000	334,800
Goodyear Tire & Rubber Co., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/22		175,000	172,375

			507,175

Trading Companies & Distributors—2.41%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
Sr. Unsec. Gtd. Global Notes,
8.25%, 01/15/19		630,000	648,900
9.75%, 03/15/20		100,000	109,750
Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)		80,000	82,800
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16		400,000	412,000
Hertz Corp. (The),
Sr. Unsec. Gtd. Global Notes,
6.75%, 04/15/19		215,000	221,450
7.38%, 01/15/21		500,000	527,500
7.50%, 10/15/18		175,000	182,875
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18		165,000	169,950
UR Merger Sub Corp., Sec. Gtd. Notes, 5.75%, 07/15/18(b)		30,000	30,525
Sr. Unsec. Global Notes, 8.25%, 02/01/21		150,000	159,750
Sr. Unsec. Gtd. Notes, 7.63%, 04/15/22(b)		110,000	113,025

			2,658,525

Wireless Telecommunication Services—4.46%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)		750,000	656,250
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20		580,000	533,600
Digicel Group Ltd. (Ireland), Sr. Unsec. Notes, 8.88%, 01/15/15(b)		120,000	118,800
Digicel Ltd. (Ireland), Sr. Unsec. Notes, 8.25%, 09/01/17(b)		495,000	509,850
MetroPCS Wireless Inc.,
Sr. Unsec. Gtd. Notes,
6.63%, 11/15/20		470,000	458,250
7.88%, 09/01/18		255,000	258,984
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		560,000	490,000
Sprint Nextel Corp.,
Sr. Unsec. Gtd. Notes,
7.00%, 03/01/20(b)		330,000	334,950
9.00%, 11/15/18(b)		260,000	282,100
Sr. Unsec. Notes, 11.50%, 11/15/21(b)		100,000	106,000
VimpelCom (Russia),
Unsec. Loan Participation Notes,
6.49%, 02/02/16(b)		200,000	194,400
7.75%, 02/02/21(b)		200,000	187,560
Wind Acquisition Finance S.A. (Italy),
Sr. Sec. Gtd. Notes,
7.25%, 02/15/18(b)		200,000	173,000
11.75%, 07/15/17(b)		715,000	611,325

			4,915,069

Total U.S. Dollar Denominated Bonds and Notes (Cost $119,987,478)			92,829,145

Non-U.S. Dollar Denominated Bonds & Notes—6.45%(g)
Canada—0.33%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	345,000	359,618
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

		Principal
		Amount	Value

Czech Republic—0.34%
Central European Media Enterprises Ltd., REGS, Sr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	140,000	$180,622
CET 21 spol sro, Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	150,000	193,987

			374,609

France—0.28%
Europcar Groupe S.A. REGS, Sr. Sec. Gtd. Floating Rate Euro Bonds, 4.19%, 05/15/13(b)(e)	EUR	255,000	314,429

Italy—0.28%
Lottomatica S.p.A, REGS, Jr. Unsec. Sub. Euro Bonds, 8.25%, 03/31/66(b)	EUR	165,000	168,060
Wind Acquisition Finance S.A., Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	140,000	143,893

			311,953

Luxembourg—1.52%
Ardagh Packaging Finance PLC, Sr. Sec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	490,000	602,685
Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	290,000	311,490
ConvaTec Healthcare S.A., Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR	100,000	126,547
Sr. Unsec. Gtd. Notes, 10.88%, 12/15/18(b)	EUR	110,000	133,429
Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	279,000	361,676
Xefin Lux SCA, Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR	120,000	136,300

			1,672,127

Netherlands—0.44%
Carlson Wagonlit B.V. Sr. Gtd. Floating Rate Euro Notes, 6.47%, 05/01/15(b)(e)	EUR	190,000	235,277
REGS, Sr. Sec. Gtd. Floating Rate Euro Notes, 6.47%, 05/01/15(b)(e)	EUR	200,000	247,661

			482,938

Poland—0.65%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	60,000	51,705
Eileme 2 AB, Sr. Sec. Gtd. Notes, 11.75%, 01/31/20(b)	EUR	230,000	279,699
Polish Television Holding B.V., Sr. Sec. Notes, 11.25%, 05/15/17(b)(h)	EUR	95,000	117,873
TVN Finance Corp II A.B., Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	210,000	265,748

			715,025

Spain—0.78%
Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	190,000	190,005
REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	280,000	280,007
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	355,000	385,689

			855,701

United Kingdom—1.48%
Boparan Finance PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR	400,000	506,186
Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	245,000	274,498
Odeon & UCI Finco PLC, Sr. Sec. Gtd. Floating Rate Notes, 5.72%, 08/01/18(b)(e)	EUR	120,000	142,226
Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	125,000	184,956
R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	430,000	524,242

			1,632,108

United States—0.35%
Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	200,000	246,920
Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	115,000	142,689

			389,609

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $8,025,746)			7,108,117

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Shares	Value

Preferred Stocks—3.35%

Automobile Manufacturers—0.28%
General Motors Co., Series B, $2.38 Conv. Pfd.	8,400	$308,448

Consumer Finance—1.28%
Ally Financial, Inc., Series A, 8.50% Pfd.	10,670	232,606
Ally Financial, Inc., Series G, 7.00% Pfd.(b)	1,052	902,090
GMAC Capital Trust I, Series 2, 8.13% Jr. Gtd. Sub. Pfd.	11,845	271,488

		1,406,184

Diversified Banks—0.21%
Royal Bank of Scotland PLC (The) Series T, (United Kingdom) 7.25% Jr. Sub. Pfd.	12,575	236,787

Industrial REIT’s—0.10%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	4,125	105,600

Multi-Line Insurance—0.29%
Hartford Financial Services Group Inc. 7.88% Jr. Sub. Pfd.	12,230	318,744

Other Diversified Financial Services—0.12%
Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.	3,390	137,465

Regional Banks—1.07%
Zions Bancorp., Series C, 9.50% Pfd.	45,600	1,176,480

Total Preferred Stocks (Cost $3,625,822)		3,689,708

Common Stocks & Other Equity Interests—0.19%

Automobile Manufacturers—0.19%
General Motors Co. (d)(i)	4,937	109,601
General Motors Co. Wts. expiring 07/10/16(d)(i)	4,490	59,717
General Motors Co. Wts. expiring 07/10/19(d)(i)	4,490	38,659

Total Common Stocks & Other Equity Interests (Cost $379,430)		207,977

	Principal
	Amount	Value

Senior Secured Floating Rate Interest Loans—1.19%

Building Products—0.62%
Roofing Supply Group, Sr. Sec. Loans, —%, 11/17/15(b)(j)	$690,000	$690,000

Diversified Metals & Mining—0.57%
Molycorp, Inc., Sr. Sec. Loans,—%, 12/31/17(b)(j)	625,000	625,000

Total Senior Secured Floating Rate Interest Loans (Cost $1,315,000)		1,315,000

	Shares

Money Market Funds—3.24%
Liquid Assets Portfolio — Institutional Class (k)	1,781,929	1,781,929
Premier Portfolio — Institutional Class (k)	1,781,929	1,781,929

Total Money Market Funds (Cost $3,563,858)		3,563,858

TOTAL INVESTMENTS—98.65% (Cost $136,897,334)		108,713,805

OTHER ASSETS LESS LIABILITIES—1.35%		1,491,563

NET ASSETS—100.00%		$110,205,368

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

Investment Abbreviations:

CAD	—	Canadian Dollar
Conv.	—	Convertible
Ctfs.	—	Certificates
Deb.	—	Debentures
EUR	—	Euro
GBP	—	British Pound
Gtd.	—	Guaranteed
Jr.	—	Junior
Pfd.	—	Preferred
PIK	—	Payment in Kind
REGS	—	Regulation S
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured
Wts.	—	Warrants
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $38,006,007, which represented 34.49% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2012 was $525,300, which represented less than 1% of the Fund’s Net Assets.

(d)	Acquired as part of the General Motors reorganization.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(f)	Perpetual bond with no specified maturity date.

(g)	Foreign denominated security. Principal amount is denominated in currency indicated.

(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i)	Non-income producing security.

(j)	The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco High Yield Securities Fund

A. Security Valuations —(continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation
Invesco High Yield Securities Fund

E.	Foreign Currency Contracts —(continued)
(depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
G.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the
Invesco High Yield Securities Fund

G.	Swap Agreements —(continued)
contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
H.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$6,240,709	$1,220,834	$—	$7,461,543

Corporate Debt Securities	—	94,134,058	10,087	94,144,145

Foreign Debt Securities	—	7,108,117	—	7,108,117

	$6,240,709	$102,463,009	$10,087	$108,713,805

Foreign Currency Contracts*	—	369,008	—	369,008

Swap Agreements*	—	(15,704)	—	(15,704)

Total Investments	$6,240,709	$102,816,313	$10,087	$109,067,109

*	Unrealized appreciation (depreciation)
Invesco High Yield Securities Fund

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts
Settlement		Contract to		Notional	Unrealized
Date	Counterparty	Deliver	Receive	Value	Appreciation

08/09/2012	RBC Capital Markets Corp.	EUR 5,243,000	USD 6,845,261	$6,476,253	$369,008

Closed Foreign Currency Contracts
Closed			Contract to			Notional
Date	Counterparty	Deliver		Receive		Value	Realized Gain

05/16/2012	RBC Capital Markets Corp	EUR	341,000	USD	445,209	$434,260	$10,949

05/24/2012	RBC Capital Markets Corp	EUR	198,000	USD	258,509	249,504	9,005

05/24/2012	RBC Capital Markets Corp	GBP	121,000	USD	194,592	190,157	4,435

Total closed foreign currency contracts							$24,389

Total foreign currency contracts							$393,397

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar

Open Credit Default Swap Agreements
					Implied	Notional		Unrealized
		Buy/Sell	(Pay)/ Receive	Expiration	Credit	Value	Upfront	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Spread (a)	(000)	Payments	(Depreciation)

Morgan Stanley	CDS MGM Resorts International	Sell	5.00%	06/20/2017	7.62%	$340	$19,950	$(15,704)

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
Invesco High Yield Securities Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2012 was $13,428,422 and $14,337,975, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,495,215

Aggregate unrealized (depreciation) of investment securities	(32,943,406)

Net unrealized appreciation (depreciation) of investment securities	$(29,448,191)

Cost of investments for tax purposes is $138,161,996.
Invesco High Yield Securities Fund

Invesco Limited Maturity Treasury Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	LTD-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities—99.67%
U.S. Treasury Notes—93.58%
U.S. Treasury Notes	0.63%	04/30/13	$7,800	$7,829,555
U.S. Treasury Notes	0.50%	05/31/13	11,000	11,031,797
U.S. Treasury Notes (a)	1.13%	06/15/13	12,000	12,111,562
U.S. Treasury Notes	0.50%	10/15/13	7,000	7,023,516
U.S. Treasury Notes	0.25%	10/31/13	9,900	9,900,773
U.S. Treasury Notes	2.75%	10/31/13	2,200	2,277,172
U.S. Treasury Notes	0.25%	11/30/13	12,000	11,999,063
U.S. Treasury Notes	0.25%	01/31/14	10,000	9,997,656
U.S. Treasury Notes	0.25%	02/28/14	7,900	7,899,383
U.S. Treasury Notes	0.25%	03/31/14	8,000	7,998,125
U.S. Treasury Notes	0.25%	04/30/14	3,500	3,499,727
U.S. Treasury Notes	2.50%	04/30/15	5,500	5,838,594
U.S. Treasury Notes	2.13%	05/31/15	5,700	5,996,578
U.S. Treasury Notes	2.00%	01/31/16	2,300	2,426,859
U.S. Treasury Notes	1.00%	08/31/16	8,000	8,146,250
U.S. Treasury Notes	0.88%	12/31/16	3,000	3,035,625

				117,012,235

U.S. Treasury Inflation — Indexed Bonds—6.09%
U.S. Treasury Inflation Indexed Bonds (b)	0.13%	04/15/16	7,273	7,618,394

TOTAL INVESTMENTS—99.67% (Cost $124,389,610)				124,630,629

OTHER ASSETS LESS LIABILITIES—0.33%				414,885

NET ASSETS—100.00%				$125,045,514

Investment Abbreviations:
Notes to Schedule of Investments:

(a)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1C and Note 3.

(b)	Principal amount of security and interest payments are adjusted for inflation.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Maturity Treasury Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with
Invesco Limited Maturity Treasury Fund

C.	Futures Contracts — (continued)

futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

D.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

U.S. Treasury Securities	$—	$124,630,629	$—	$124,630,629

Futures*	(25,329)	—	—	(25,329)

Total Investments	$(25,329)	$124,630,629	$—	$124,605,300

*	Unrealized appreciation (depreciation)
NOTE 3 — Derivative Investments
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of May 31, 2012:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts (a)	$—	$(25,329)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Invesco Limited Maturity Treasury Fund

Effect of Derivative Instruments for the three months ended May 31, 2012
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures *

Realized Gain (Loss)
Interest rate risk	$(31,716)

Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(36,240)

Total	$(67,956)

*	The average notional value of futures outstanding during the period was $16,512,461.

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Short Contracts	Contracts	Month	Value	(Depreciation)

U.S. Treasury 2 Year Notes	33	September-2012	$(7,273,406)	$(1,616)

U.S. Treasury 5 Year Notes	53	September-2012	(6,581,938)	(23,713)

Total				$(25,329)

NOTE 4 — Investment Securities
The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the three months ended May 31, 2012 was $13,801,714 and $21,350,429, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$243,660

Aggregate unrealized (depreciation) of investment securities	(40,063)

Net unrealized appreciation of investment securities	$203,597

Cost of investments for tax purposes is $124,427,032.
Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	MKT-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper—60.14%(a)
Asset-Backed Securities — Commercial Loans/Leases—4.38%
Atlantis One Funding Corp. (b)(c)	0.23%	07/20/12	$60,000	$59,981,217

Asset-Backed Securities — Consumer Receivables—15.59%
Old Line Funding, LLC (b)	0.24%	07/31/12	35,000	34,986,000
Old Line Funding, LLC (b)	0.24%	08/01/12	11,000	10,995,527
Old Line Funding, LLC (b)	0.22%	08/14/12	22,000	21,990,051
Salisbury Receivables Co. LLC (b)	0.25%	06/11/12	10,000	9,999,306
Sheffield Receivables Corp. (b)	0.18%	06/05/12	20,000	19,999,600
Sheffield Receivables Corp. (b)	0.23%	06/12/12	20,250	20,248,577
Sheffield Receivables Corp. (b)	0.20%	06/14/12	27,500	27,498,014
Thunder Bay Funding, LLC (b)	0.15%	06/20/12	40,000	39,996,833
Thunder Bay Funding, LLC (b)	0.18%	07/16/12	27,750	27,743,756

				213,457,664

Asset-Backed Securities — Fully Supported Bank—3.29%
Gemini Securitization Corp., LLC (CEP-Deutsche Bank AG) (b)(c)(d)	0.22%	06/22/12	15,000	14,998,075
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.22%	07/05/12	30,000	29,993,767

				44,991,842

Asset-Backed Securities — Multi-Purpose—9.49%
Chariot Funding, LLC/Ltd. (b)	0.23%	06/14/12	50,000	49,995,847
Jupiter Securitization Corp. (b)	0.19%	06/01/12	10,000	10,000,000
Nieuw Amsterdam Receivables Corp. (b)(c)	0.25%	06/06/12	20,000	19,999,306
Regency Markets No. 1, LLC (b)(c)	0.20%	06/19/12	50,000	49,995,000

				129,990,153

Asset-Backed Securities — Security Investment Vehicles—1.90%
Solitaire Funding Ltd./LLC (b)(c)	0.27%	07/09/12	26,000	25,992,590

Asset-Backed Securities — Trade Receivables—2.41%
Market Street Funding LLC (b)	0.23%	07/20/12	33,000	32,989,669

Diversified Banks—12.23%
National Australia Funding Delaware Inc. (b)(c)	0.35%	11/05/12	25,000	24,962,385
Oversea-Chinese Banking Corp. Ltd. (c)	0.31%	06/14/12	35,000	34,996,082
Standard Chartered PLC (b)(c)	0.27%	09/04/12	40,000	39,971,500
Sumitimo Mitsui Banking Corp. (b)(c)	0.35%	07/19/12	67,500	67,468,500

				167,398,467

Integrated Oil & Gas—4.02%
Total Capital Canada Ltd. (b)(c)	0.14%	06/08/12	30,000	29,999,184
Total Capital Canada Ltd. (b)(c)	0.15%	06/18/12	25,000	24,998,229

				54,997,413

Life & Health Insurance—2.12%
MetLife Short Term Funding LLC (b)	0.20%	06/25/12	29,000	28,996,133

Municipal Commercial Paper—2.74%
Missouri (State of) Development Finance Board; Series 2005 A, Commercial Paper (LOC-US Bank, N.A.) (d)	0.18%	06/12/12	37,476	37,476,000

See accompanying notes which are an integral part of this schedule.
Invesco Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks—1.97%
ASB Finance Ltd. (b)(c)	0.34%	12/10/12	$17,000	$17,000,000
Commonwealth Bank of Australia (b)(c)	0.19%	06/05/12	10,000	9,999,789

				26,999,789

Total Commercial Paper (Cost $823,270,937)				823,270,937

Variable Rate Demand Notes—18.55%(e)(f)
Credit Enhanced—18.55%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (d)	0.21%	06/01/29	2,700	2,700,000
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	0.20%	08/01/35	15,520	15,520,000
Allegheny (County of), Pennsylvania Industrial Development Authority (Eleven Parkway Center Associates); Series 1992, Ref. VRD Commercial Development RB (LOC-PNC Bank, N.A.) (d)	0.18%	12/15/12	505	505,000
Augusta (City of), Georgia Housing Authority (Westbury Creek Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.18%	05/15/33	1,895	1,895,000
Aurora (City of), Kane, DuPage, Will & Kendall (Counties of) (Aurora University); Series 2004, VRD Economic Development RB (LOC-BMO Harris N.A.) (d)	0.17%	03/01/35	7,450	7,450,000
Beaver (County of), Pennsylvania Industrial Development Authority (FirstEnergy Generation Corp.); Series 2006 B, Ref. VRD PCR (LOC-Citibank, N.A.) (d)	0.17%	12/01/35	33,865	33,865,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (d)	0.23%	12/01/28	1,300	1,300,000
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP-FNMA)	0.19%	10/15/33	1,175	1,175,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (d)	0.23%	07/01/38	4,425	4,425,000
Colorado (State of) Housing & Finance Authority (St. Moritz); Series 1996 H, Ref. VRD MFH RB (CEP-FNMA)	0.17%	10/15/16	5,215	5,215,000
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.) (d)	0.18%	11/01/39	2,000	2,000,000
DeKalb (County of), Georgia Development Authority (Atlanta Jewish Community Center, Inc.); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	09/01/24	1,550	1,550,000
DeKalb (County of), Georgia Housing Authority (Crow Wood Arbor Associates, LTD.); Series 1985 Q, VRD MFH RB (CEP-FHLMC)	0.18%	12/01/25	7,130	7,130,000
Florida (State of) Housing Finance Agency (Caribbean Key Apartments); Series 1996 F, VRD RB (CEP-FNMA)	0.21%	06/01/26	1,075	1,075,000
Fort Wayne (City of), Indiana (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank N.A.) (d)	0.18%	08/01/28	1,620	1,620,000
Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC-Rabobank Nederland) (c)(d)	0.21%	09/01/14	4,400	4,400,000
Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (d)	0.34%	09/01/41	1,400	1,400,000
Hart Family Holdings LLC; VRD Taxable Option Notes (LOC-FHLB of Dallas) (d)	0.21%	12/01/31	16,020	16,020,000
Illinois (State of) Finance Authority (Cultural Pooled Financing Program); Series 1985, VRD RB (LOC-JPMorgan Chase Bank N.A.) (d)	0.21%	12/01/25	2,200	2,200,000
Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC-Bank of America, N.A.) (d)	0.37%	05/01/14	1,700	1,700,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	06/01/37	1,000	1,000,000
Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago); Series 2009 C, VRD RB (LOC-Northern Trust Co.) (d)	0.19%	04/01/39	2,170	2,170,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (CEP-FHLB of Indianapolis)	0.21%	12/01/39	975	975,000
See accompanying notes which are an integral part of this schedule.
Invesco Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.22%	12/01/34	$500	$500,000
Jacksonville (City of), Florida (University of Florida Health Science Center-Jacksonville Faculty Clinic); Series 1989, VRD IDR (LOC-Bank of America, N.A.) (d)	0.31%	07/01/19	1,700	1,700,000
Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP-FHLMC)	0.20%	04/01/44	2,990	2,990,000
King George (County of) Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank N.A.) (b)(d)	0.18%	09/01/21	1,100	1,100,000
Lubbock (City of), Texas Independent School District; Series 2006, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	0.24%	02/01/30	2,250	2,250,000
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (b)(d)	0.30%	01/01/33	4,200	4,200,000
Maryland (State of) Economic Development Corp. (Associated Catholic Charities, Inc. Facility); Series 2004, VRD RB (LOC-PNC Bank, N.A.) (d)	0.20%	10/01/29	4,050	4,050,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.19%	11/01/28	2,400	2,400,000
Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (d)	0.27%	01/01/44	7,200	7,200,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	03/01/32	1,100	1,100,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	11/01/38	1,875	1,875,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (d)	0.19%	01/01/18	9,040	9,040,000
New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP-FNMA)	0.19%	11/15/37	6,000	6,000,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (d)	0.21%	12/01/27	6,265	6,265,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	12/01/37	24,530	24,530,000
Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP-FNMA)	0.20%	06/01/25	1,000	1,000,000
Pennsylvania (State of) Economic Development Financing Authority (Glade Run Lutheran Services); Series 2000 E-1, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	09/01/15	1,050	1,050,000
Pima (County of), Arizona Industrial Development Authority (Delaware Military Academy, Inc.); Series 2008, VRD Charter School RB (LOC-PNC Bank, N.A.) (d)	0.18%	09/01/38	5,900	5,900,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (d)	0.19%	11/01/29	800	800,000
Saint Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.19%	10/01/33	7,675	7,675,000
Saint Paul (City of), Minnesota Port Authority;
Series 2009-11 DD, Ref. VRD District Cooling RB (LOC-Deutsche Bank AG) (c)(d)	0.21%	03/01/29	820	820,000
Series 2009-5 O, VRD District Heating RB (LOC-Deutsche Bank AG) (c)(d)	0.21%	12/01/28	1,800	1,800,000
Series 2009-6 P, VRD District Heating RB (LOC-Deutsche Bank AG) (c)(d)	0.21%	12/01/28	1,335	1,335,000
Series 2009-7 Q, Ref. VRD District Heating RB (LOC-Deutsche Bank AG) (c)(d)	0.21%	12/01/28	985	985,000
Smyrna (City of), Georgia Housing Authority (F&M Villages); Series 1997, VRD MFH RB (CEP-FNMA)	0.21%	06/01/25	2,260	2,260,000
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	08/01/29	1,200	1,200,000
South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.22%	09/01/27	8,400	8,400,000
Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.19%	07/15/31	1,750	1,750,000
USTA National Tennis Center, Inc.; Series 2009, VRD Taxable RB (LOC-JPMorgan Chase Bank N.A.) (d)	0.22%	11/15/24	4,800	4,800,000
Warren (County of), Ohio (Otterbein Homes); Series 1998 A, Ref. VRD Health Care Facilities Improvement RB (LOC-U.S. Bank, N.A.) (d)	0.18%	07/01/21	8,750	8,750,000
Washington (State of) Housing Finance Commission (Lake Washington Apartments); Series 1996, VRD Multifamily Mortgage RB (LOC-U.S. Bank, N.A.) (d)	0.20%	10/01/26	4,400	4,400,000
Washington (State of) Housing Finance Commission (Seattle Country Day School); Series 2006, VRD Non-Profit RB (LOC-Bank of America, N.A.) (d)	0.18%	07/01/32	900	900,000
See accompanying notes which are an integral part of this schedule.
Invesco Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.24%	02/01/34	$7,600	$7,600,000

Total Variable Rate Demand Notes (Cost $253,915,000)				253,915,000

Certificates of Deposit—6.35%
Bank of Nova Scotia
Sr. Unsec. Notes	0.39%	08/21/12	25,000	25,000,000
Sr. Unsec. Notes (f)	0.32%	11/02/12	26,000	26,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.37%	06/26/12	20,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.35%	08/10/12	16,000	16,000,000

Total Certificates of Deposit (Cost $87,000,000)				87,000,000

Medium-Term Notes—5.07%
General Electric Capital Corp. Sr. Unsec. Global MTN	2.80%	01/08/13	5,795	5,865,933
Royal Bank of Canada Sr. Unsec. MTN (b)(c)(d)	0.52%	07/01/13	25,000	25,000,000
Toyota Motor Credit Corp. Sr. Unsec. Floating Rate MTN (c)(f)	0.89%	01/15/13	38,500	38,508,815

Total Medium-Term Notes (Cost $69,374,748)				69,374,748

TOTAL INVESTMENTS (excluding Repurchase Agreements)—90.11% (Cost $1,233,560,685)				1,233,560,685

			Repurchase
			Amount

Repurchase Agreements—9.57%(g)
Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by Corporate obligations valued at $262,501,682; 0%, 09/15/16) (c)(h)	0.42%	—	—	25,000,000
Wells Fargo Securities, LLC, Joint agreement dated 05/31/12, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 2.03%-6.50%, 12/01/21-06/01/42)	0.21%	06/01/12	92,941,224	92,940,682
Wells Fargo Securities, LLC, Joint term agreement dated 05/23/12, aggregate maturing value of $300,193,167 (collateralized by Corporate obligations valued at $315,000,000; 0%-7.89%, 06/18/12-06/25/47)	0.38%	07/23/12	13,008,371	13,000,000

Total Repurchase Agreements (Cost $130,940,682)				130,940,682

TOTAL INVESTMENTS(i)(j)—99.68% (Cost $1,364,501,367)				1,364,501,367

OTHER ASSETS LESS LIABILITIES—0.32%				4,355,031

NET ASSETS—100.00%				$1,368,856,398

Investment Abbreviations:

CEP	—	Credit Enhancement Provider
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
MTN	—	Medium-Term Notes
PCR	—	Pollution Control Revenue Bonds
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Sr.	—	Senior
Unsec.	—	Unsecured
VRD	—	Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Money Market Fund

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $781,098,856, which represented 57.06% of the Trust’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 9.9%; United Kingdom: 8.5%; Netherlands: 6.2%; other countries less than 5% each: 15.5%.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(i)	Also represents cost for federal income tax purposes.

(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying notes which are an integral part of this schedule.
Invesco Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
Invesco Money Market Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Short-term Investments	$—	$1,364,501,367	$—	$1,364,501,367

Invesco Money Market Fund

Invesco Municipal Bond Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	MBD-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—98.64%
Alabama—0.60%
Auburn University; Series 2011 A, General Fee RB	5.00%	06/01/36	$1,000	$1,132,690
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (INS-AGC) (a)	6.00%	06/01/39	1,000	1,156,110
University of Alabama; Series 2004 A, General RB (INS-NATL) (a)	5.00%	07/01/29	1,000	1,065,340

				3,354,140

Alaska—1.05%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/40	1,250	1,357,150
Series 2011 A, RB	5.50%	10/01/41	3,000	3,406,260
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC) (a)	5.38%	06/01/28	1,025	1,064,329

				5,827,739

Arizona—1.34%
Apache (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2012 A, PCR	4.50%	03/01/30	3,200	3,272,384
Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.63%	07/01/39	1,000	1,092,120
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2012, Education RB	6.30%	07/01/42	250	262,967
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/25	1,000	1,176,330
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	500	583,875
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-SGI) (a)	5.00%	07/01/24	1,000	1,104,040

				7,491,716

Arkansas—0.95%
Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS-AGM) (a)	5.00%	03/01/34	1,825	2,043,489
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds	4.60%	03/01/24	1,495	1,678,855
North Little Rock Health Facilities Board (Baptist Health); Series 2001, Health Care RB	5.70%	07/01/22	500	500,765
University of Arkansas (Fayetteville Campus); Series 2011 A, Various Facility RB	4.63%	11/01/36	1,000	1,089,980

				5,313,089

California—7.60%
ABAG Finance Authority for Non-profit Corps. (Odd Fellows Home of California); Series 1999, COP (INS-Cal-Mortgage) (a)	6.00%	08/15/24	1,000	1,022,070
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	735	850,696
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS-NATL) (a)	6.00%	04/01/22	2,000	2,379,280
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	500	528,105
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (INS-Cal-Mortgage) (a)	5.50%	02/01/24	1,000	1,098,350
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB	5.00%	01/01/28	1,525	1,683,036
Series 2011, RB	5.75%	01/01/33	450	517,383
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS-Cal-Mortgage) (a)	5.75%	08/15/38	500	547,485
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, VRD RB (b)	1.13%	04/01/52	2,000	2,000,000
California (State of);
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	250	282,673
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	1,000	1,075,180
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	1,000	1,077,640
Series 2012 B, Ref. VRD Unlimited Tax GO Bonds (b)	1.33%	05/01/20	2,000	2,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/39	$1,000	$249,050
El Centro (City of) Financing Authority; Series 2006 A, Wastewater RB (INS-AGM) (a)	5.00%	10/01/26	2,000	2,145,500
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/28	1,000	1,022,610
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS-AGM) (a)	5.00%	08/01/26	2,000	2,354,340
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/34	1,500	454,875
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,500	1,691,595
Los Angeles Unified School District (Election of 2002); Series 2007 B, Unlimited Tax GO Bonds (INS-AMBAC) (a)	4.50%	07/01/26	2,000	2,199,920
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (a)	5.63%	10/01/34	1,500	1,691,595
Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/33	775	861,637
Palomar Pomerado Health (Election of 2004); Series 2005 A, Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	08/01/26	1,080	1,147,370
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/35	1,500	468,045
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	07/01/25	1,415	1,597,266
Redondo Beach Unified School District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.13%	08/01/37	2,000	2,146,160
Regents of the University of California; Series 2009 O, General RB	5.25%	05/15/39	500	563,955
Sacramento (County of); Series 2009 B, Sr. Airport System RB (INS-AGC) (a)	5.50%	07/01/34	1,500	1,676,550
San Bernardino Community College District (Election of 2002); Series 2008 A, Unlimited Tax GO Bonds	6.50%	08/01/28	525	642,784
San Diego Unified School District; Series 2012 R-1, Unlimited Tax CAB GO Bonds	0.00%	07/01/30	3,000	1,273,920
San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB	5.25%	03/01/31	1,500	1,733,610
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/26	1,250	682,738
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (a)	5.50%	09/01/34	1,000	1,120,570
Yuba (County of) Levee Financing Authority; Series 2008 A, RB (INS-AGC) (a)	5.00%	09/01/33	1,500	1,594,035

				42,380,023

Colorado—1.23%
Colorado (State of) Water Resources & Power Development Authority (City of Fountain Electric, Water & Wastewater Utility Enterprise);
Series 2009 A, Water Resource RB (INS-AGC) (a)	5.13%	12/01/30	400	443,580
Series 2009 A, Water Resource RB (INS-AGC) (a)	5.25%	12/01/38	525	570,528
Colorado Springs (City of);
Series 2009, Ref. Hospital RB	6.25%	12/15/33	1,200	1,343,964
Series 2010 D-1, Utilities System RB	5.25%	11/15/33	1,000	1,223,350
Denver (City of) Health & Hospital Authority; Series 2004 A, Ref. Health Care RB (d)(e)	6.25%	12/01/14	750	859,538
Telluride (Town of); Series 2010, Ref. Excise Tax RB (INS-AGM) (a)	5.00%	12/01/36	1,000	1,135,020
University of Colorado; Series 2009 A, Enterprise System RB	5.25%	06/01/30	1,075	1,292,429

				6,868,409

Connecticut—2.49%
Area Cooperative Educational Services (Staff Development/Administration Facility); Series 1999, Unlimited Tax GO Bonds (INS-ACA) (a)	5.63%	07/15/19	1,060	1,060,042
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(f)	6.60%	07/01/24	1,000	1,001,710
Connecticut (State of) (Transportation Infrastructure); Series 1991 B, Special Tax Obligation RB	6.50%	10/01/12	1,500	1,531,335
Connecticut (State of) Development Authority (The Connecticut Light & Power Co.); Series 2011 A, Ref. PCR	4.38%	09/01/28	1,000	1,066,550
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Connecticut—(continued)
Connecticut (State of) Health & Educational Facilities Authority (Bridgeport Hospital); Series 1992 A, RB (INS-NATL) (a)	6.63%	07/01/18	$725	$730,409
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/26	1,000	1,102,320
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 J, RB (INS-NATL) (a)	5.75%	07/01/33	1,000	1,130,770
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/41	1,000	1,113,090
Connecticut (State of) Housing Finance Authority; Series 1998 C, Housing Mortgage Finance Program RB (f)	5.50%	11/15/35	1,775	1,776,668
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,395,160

				13,908,054

Delaware—0.21%
Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/31	1,050	1,145,613

District of Columbia—0.41%
District of Columbia (Gonzaga College High School); Series 1999, RB (INS-AGM) (a)	5.38%	07/01/19	1,055	1,057,954
District of Columbia (National Public Radio, Inc.); Series 2010 A, RB	5.00%	04/01/43	1,205	1,244,910

				2,302,864

Florida—4.66%
Bartow (City of); Series 2006, Ref. Water & Sewer System RB (INS-NATL) (a)	4.25%	10/01/29	5,000	5,006,250
Broward (County of); Series 2009 A, Water & Sewer Utility RB	5.13%	10/01/28	1,500	1,712,085
Crossings at Fleming Island Community Development District; Series 2000 B, Ref. Special Assessment RB (INS-NATL) (a)	5.80%	05/01/16	745	746,661
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College);
Series 2010, RB	4.75%	12/01/30	2,000	2,178,600
Series 2010, RB	5.00%	12/01/37	2,250	2,440,305
Jacksonville (City of) Health Facilities Authority (Ascension Health Credit Group); Series 2002 A, RB	5.25%	11/15/32	1,535	1,563,674
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/42	1,500	1,592,490
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (a)	5.00%	10/01/34	500	534,925
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	5.38%	07/01/29	1,000	1,130,250
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS-AGC) (a)	5.63%	06/01/34	1,000	1,095,490
Series 2009, Public Facilities RB (INS-AGC) (a)	5.75%	06/01/39	775	849,222
Miami-Dade (County of) (Miami International Airport);
Series 2000 B, Aviation RB (INS-NATL) (a)	5.75%	10/01/29	2,000	2,013,500
Series 2010 A, Aviation RB	5.38%	10/01/35	1,105	1,245,501
Miami-Dade (County of);
Series 2009 C, Professional Sports Franchise Facility Tax RB (INS-AGC) (a)	5.75%	10/01/39	550	621,995
Series 2010 B, Aviation RB (INS-AGM) (a)	5.00%	10/01/35	1,205	1,299,809
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS-AGM) (a)	5.00%	07/01/30	625	686,569
Sunrise (City of); Series 1998, Ref. Utility System RB (INS-AMBAC) (a)	5.00%	10/01/28	1,150	1,257,076

				25,974,402

Georgia—3.84%
Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS-AGC) (a)	5.25%	06/01/34	1,000	1,116,030
Atlanta (City of);
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.25%	11/01/34	1,500	1,694,685
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.38%	11/01/39	1,500	1,693,245
Series 2010 C, Ref. General Airport RB	5.25%	01/01/30	1,500	1,711,635
Series 2010 C, Ref. General Airport RB	6.00%	01/01/30	1,000	1,222,540
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—(continued)
Series 2010 C, Ref. General Airport RB (INS-AGM) (a)	5.25%	01/01/30	$1,500	$1,715,235
DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/19	600	723,312
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (a)	5.50%	07/01/34	1,000	1,121,480
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/32	2,000	2,155,080
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2008, RAC (INS-AGC) (a)	6.38%	08/01/29	2,135	2,491,353
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	1,500	1,611,570
Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS-AGC) (a)	5.50%	06/15/35	1,020	1,154,599
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	5.13%	11/01/30	750	803,955
Valdosta (City of) & Lowndes (County of) Hospital Authority (South Medical Center); Series 2011 B, RB	5.00%	10/01/41	2,000	2,184,540

				21,399,259

Guam—0.22%
Guam (Territory of) Power Authority; Series 2010 A, RB (INS-AGM) (a)	5.00%	10/01/37	1,100	1,202,927

Idaho—0.14%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	6.13%	12/01/28	655	776,555

Illinois—5.86%
Bellwood (Village of); Series 2002, Unlimited Tax GO Bonds (d)(e)	5.25%	12/01/12	1,000	1,025,390
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP-GNMA) (f)	6.13%	02/20/42	1,470	1,478,585
Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/33	1,270	1,449,807
Chicago (City of);
Series 2001, Special Transportation RB (d)(e)	5.25%	07/01/12	1,000	1,003,290
Series 2011 A, Sales Tax RB	5.00%	01/01/41	1,000	1,105,330
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS-NATL) (a)	5.85%	07/01/19	1,750	1,756,475
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB	6.00%	10/01/32	1,000	1,176,440
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB (d)	6.25%	04/15/22	1,000	1,305,500
Series 1992 C, RB (d)	6.25%	04/15/22	1,150	1,501,325
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	1,500	1,627,950
Illinois (State of) Finance Authority (Northwestern University); Series 1997, Medium-Term RB (d)(e)(g)	5.25%	11/01/14	1,000	1,117,430
Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 B, RB (INS-AGM) (a)	5.25%	05/15/29	3,000	3,163,590
Illinois (State of) Finance Authority (Robert Morris College);
Series 2000, RB (INS-NATL) (a)	5.75%	06/01/20	1,305	1,307,832
Series 2000, RB (INS-NATL) (a)	5.80%	06/01/30	1,000	1,001,150
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS-AGM) (a)	5.38%	03/01/35	1,000	1,099,530
Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB	5.75%	08/15/34	1,000	1,093,680
Series 2011 A, RB (INS-AGM) (a)	6.00%	08/15/41	650	741,981
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, RB (INS-NATL) (a)	5.25%	06/15/42	1,000	1,013,150
Illinois (State of) Municipal Electric Agency; Series 2006, Power Supply System RB (INS-NATL) (a)	5.00%	02/01/26	4,000	4,277,400
Northern Illinois University;
Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.25%	04/01/28	2,000	2,192,660
Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.50%	04/01/26	2,000	2,255,080

				32,693,575

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana—4.11%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/41	$1,000	$1,083,280
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.75%	01/01/29	200	229,478
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority); Series 2006 F, RB (INS-AMBAC) (a)(f)	5.00%	01/01/18	500	560,930
Indianapolis Local Public Improvement Bond Bank (Waterworks);
Series 2002 A, RB (d)(e)	5.25%	07/01/12	1,000	1,004,210
Series 2009 A, RB (INS-AGC) (a)	5.25%	01/01/29	1,000	1,123,640
Lafayette (City of); Series 2002, Sewage Works RB (d)(e)	5.15%	07/01/12	1,000	1,014,170
Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS-AGM) (a)	5.25%	01/15/27	2,815	3,228,242
Noblesville (City of) Redevelopment Authority (146th Street Extension); Series 2006 A, Economic Development Lease Rental RB	5.25%	08/01/25	1,570	1,784,085
Northern Wells Community School Building Corp.; Series 2002, First Mortgage RB (d)(e)	5.40%	07/15/12	500	503,210
Petersburg (City of) (Indianapolis Power & Light Co.); Series 1993 B, Ref. PCR (INS-NATL) (a)	5.40%	08/01/17	9,850	11,334,395
Rockville School Building Corp.; Series 2006, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/26	1,000	1,075,250

				22,940,890

Iowa—0.90%
Ames (City of) (Mary Greeley Medical Center);
Series 2011, Hospital RB	5.50%	06/15/30	1,000	1,097,550
Series 2011, Hospital RB	5.63%	06/15/31	1,500	1,662,330
Iowa (State of) Finance Authority (Iowa Health System); Series 2005, Health Facilities RB (INS-AGC) (a)	5.25%	02/15/29	2,000	2,247,500

				5,007,380

Kansas—0.20%
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.38%	03/01/29	1,000	1,096,020

Kentucky—0.21%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	6.00%	12/01/33	1,070	1,181,055

Louisiana—5.19%
Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/34	550	602,778
East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB	5.25%	02/01/34	1,550	1,745,781
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center);
Series 2011 A, Ref. Hospital RB	6.00%	01/01/39	1,000	1,103,160
Series 2011 A, Ref. Hospital RB (INS-AGM) (a)	5.38%	01/01/31	400	434,012
Series 2011 A, Ref. Hospital RB (INS-AGM) (a)	6.00%	01/01/39	1,000	1,146,010
Jefferson (Parish of) Hospital Service District No. 2 (East Jefferson General Hospital); Series 2011, Ref. Hospital RB	6.25%	07/01/31	1,000	1,157,120
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.00%	10/01/25	1,000	1,125,030
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program);
Series 2000, RB (INS-ACA) (a)	6.55%	09/01/25	4,860	5,648,292
Series 2000 A, RB (INS-AMBAC) (a)	6.30%	07/01/30	2,000	2,116,520
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB	5.38%	04/01/31	1,000	1,124,990
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (a)	5.50%	02/01/39	1,500	1,683,510
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Parking Facilities Corp. Garage); Series 2001 A, RB (INS-AMBAC) (a)	5.20%	10/01/20	1,760	1,762,182
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/29	1,600	1,836,544
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (d)(e)	5.50%	05/15/26	1,010	1,344,936
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana—(continued)
Louisiana (State of) Public Facilities Authority (Tulane University); Series 2002 A, RB (d)(e)	5.13%	07/01/12	$2,100	$2,108,694
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (e)(g)	4.00%	06/01/22	1,000	1,025,700
Terrebonne (Parish of); Series 2011 ST, Sales & Use Tax RB (INS-AGM) (a)	5.00%	04/01/31	2,645	2,970,838

				28,936,097

Maine—0.10%
Maine (State of) Housing Authority; Series 2007 E, Mortgage Purchase RB (f)	5.30%	11/15/23	500	531,835

Maryland—0.68%
Maryland (State of) Health & Higher Educational Facilities Authority (Carroll Hospital); Series 2012 A, RB	5.00%	07/01/37	1,500	1,609,890
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2011, RB	5.00%	08/15/41	2,000	2,169,480

				3,779,370

Massachusetts—3.53%
Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS-NATL) (a)	5.25%	11/01/19	5,385	6,221,560
Massachusetts (State of) Bay Transportation Authority; Series 2002 A, Sr. Sales Tax RB (d)(e)	5.00%	07/01/12	1,500	1,506,045
Massachusetts (State of) Development Finance Agency (Boston University); Series 1999 P, RB	6.00%	05/15/59	5,500	6,686,460
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (a)	5.25%	07/01/33	750	844,200
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/17	732	682,246
Series 2011 A-2, RB	5.50%	11/15/46	38	23,312
Series 2011 B, RB (c)	0.00%	11/15/56	187	966
Massachusetts (State of) Development Finance Agency (Olin College); Series 2003 B, RB (INS-SGI) (a)	5.25%	07/01/33	2,500	2,546,975
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,000	1,159,850

				19,671,614

Michigan—0.89%
Almont Community Schools; Series 2002, Ref. School Building & Site Unlimited Tax GO Bonds (d)(e)	5.00%	11/01/12	1,000	1,020,140
Detroit (City of); Series 2006 B, Second Lien Water Supply System RB (INS-AGM) (a)	6.25%	07/01/36	1,000	1,157,250
Michigan (State of) Building Authority (Facilities Program); Series 2011 I-A, Ref. RB	5.00%	10/15/29	500	564,800
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/34	1,000	809,420
Wyoming (City of); Series 2008, Water Supply System RB	5.13%	06/01/28	1,305	1,432,564

				4,984,174

Minnesota—1.08%
Minneapolis (City of) (Fairview Health Services); Series 2008 B, Health Care System RB (INS-AGC) (a)	6.50%	11/15/38	1,275	1,515,758
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/30	1,060	1,165,396
Minnesota (State of) Tobacco Securitization Authority; Series 2011 B, Tobacco Settlement RB	5.25%	03/01/31	1,000	1,115,870
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB	5.75%	07/01/39	2,000	2,219,820

				6,016,844

Missouri—1.31%
Cass (County of); Series 2007, Hospital RB	5.38%	05/01/22	1,000	1,040,750
Gladstone (City of); Series 2006 A, COP (INS-SGI) (a)	5.00%	06/01/22	1,295	1,407,419
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	4.75%	03/01/27	1,000	1,097,940
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB	5.63%	05/15/39	2,500	2,723,125
St. Louis Municipal Finance Corp.; Series 2007, Recreation Sales Tax Leasehold RB (INS-AMBAC) (a)	4.50%	02/15/28	1,000	1,023,140

				7,292,374

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Montana—0.21%
Montana (State of) Facility Finance Authority (Benefis Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (a)	5.75%	01/01/31	$1,000	$1,157,110

Nebraska—0.40%
Nebraska (State of) Investment Finance Authority; Series 2010 A, Single Family Housing RB (CEP-GNMA)	5.90%	09/01/36	1,000	1,145,020
University of Nebraska (Omaha Health & Recreation); Series 2008, RB	5.00%	05/15/33	1,000	1,106,310

				2,251,330

Nevada—1.94%
Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/42	2,000	2,166,840
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (a)	5.25%	07/01/39	1,500	1,657,170
Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds	5.63%	07/01/32	1,500	1,827,240
Clark (County of);
Series 2001, Bond Bank Limited Tax GO Bonds (INS-NATL) (a)	5.00%	06/01/31	2,145	2,151,521
Series 2004 A-2, Sub. Lien Airport System RB (INS-NATL) (a)	5.13%	07/01/25	1,000	1,067,780
Series 2004 A-2, Sub. Lien Airport System RB (INS-NATL) (a)	5.13%	07/01/27	1,000	1,067,780
Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds	5.00%	06/01/29	800	892,592

				10,830,923

New Hampshire—0.65%
Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (a)	5.13%	01/01/30	750	821,317
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/42	1,500	1,551,315
New Hampshire (State of) Health & Education Facilities Authority (Wentwort H. Douglas Hospital); Series 2011 A, RB	6.00%	01/01/34	1,100	1,246,069

				3,618,701

New Jersey—3.58%
Hudson (County of); Series 2011, Unlimited Tax GO BAN	2.00%	12/07/12	2,500	2,518,150
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB (f)	6.40%	09/15/23	1,135	1,139,586
Series 2000, Special Facility RB (f)(g)	7.00%	11/15/30	4,000	4,015,240
New Jersey (State of) Economic Development Authority;
Series 2012, Ref. RB	5.00%	06/15/26	1,000	1,099,100
Series 2012, Ref. RB	5.00%	06/15/28	3,000	3,275,820
New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/36	1,000	1,096,420
Series 2009 I, RB	5.00%	01/01/35	2,000	2,212,980
North Arlington (Borough of); Series 2011, Unlimited Tax GO Notes	2.00%	06/01/12	3,000	3,000,090
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/42	1,475	1,589,917

				19,947,303

New York—6.51%
Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.13%	01/01/29	1,025	1,028,485
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/94	5,250	6,483,330
New York (City of) Municipal Water Finance Authority; Series 2005 A, Water & Sewer System RB (INS-AGM) (a)	4.50%	06/15/29	1,000	1,046,950
New York (City of); Series 2007 D-1, Unlimited Tax GO Bonds	5.13%	12/01/22	2,500	2,971,625
New York (State of) Dormitory Authority (North Shore — Long Island Jewish Obligated Group);
Series 2011 A, RB	5.00%	05/01/32	1,000	1,105,540
Series 2011 A, RB	5.00%	05/01/41	1,000	1,077,070
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011 A, Lease RB	5.00%	07/01/35	$1,000	$1,132,880
New York (State of) Dormitory Authority (The New York & Presbyterian Hospital); Series 2007, FHA Insured Mortgage Hospital RB (INS-AGM) (a)	4.75%	02/15/23	1,100	1,177,693
New York (State of) Dormitory Authority (Yeshiva University); Series 2009, RB	5.00%	09/01/34	515	558,739
New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/39	500	556,295
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 3, Ref. Liberty RB	5.00%	03/15/44	2,000	2,119,800
Rockland (County of); Series 2012, Limited Tax TAN	2.50%	03/06/13	1,500	1,509,600
Suffolk (County of) Water Authority; Series 2011, Ref. RB	5.00%	06/01/40	2,135	2,395,299
Suffolk (County of); Series 2012 II, Unlimited Tax GO TAN	2.00%	07/12/12	7,500	7,510,350
Triborough Bridge & Tunnel Authority;
Series 1992 Y, General Purpose RB (d)	5.50%	01/01/17	2,900	3,221,465
Series 1993 B, General Purpose RB (d)	5.00%	01/01/20	1,960	2,438,044

				36,333,165

North Carolina—0.47%
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wachovia Bank, N.A.) (b)(h)	0.17%	09/01/27	920	920,000
North Carolina (State of) Housing Finance Agency; Series 1996 II, Single Family RB (CEP-FHA)	6.20%	03/01/16	60	60,090
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB	5.00%	06/01/39	1,000	1,083,700
Oak Island (Town of); Series 2009, Enterprise System RB (INS-AGC) (a)	6.00%	06/01/34	500	575,840

				2,639,630

North Dakota—0.67%
Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/37	1,000	1,083,220
Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/31	1,250	1,503,113
North Dakota (State of) Board of Higher Education (North Dakota State University); Series 2007, Housing & Auxiliary Facilities RB (INS-AMBAC) (a)	5.00%	04/01/27	1,085	1,172,928

				3,759,261

Ohio—3.52%
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/32	1,000	1,086,150
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/38	1,025	1,094,229
Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/30	1,000	1,129,140
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.38%	06/01/24	500	408,300
Cleveland (City of); Series 1993 G, Ref. First Mortgage Waterworks Improvement RB (INS-NATL) (a)	5.50%	01/01/21	3,410	4,296,361
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 A, Ref. RB	5.50%	01/01/29	1,025	1,064,760
Middleburg Heights (City of) (Southwest General Health Center); Series 2011, Hospital Facilities RB	5.13%	08/01/31	1,750	1,875,457
Middleburg Heights (City of) (Southwest General Health Center); Series 2011, Hospital Facilities RB	5.25%	08/01/36	1,500	1,620,495
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital RB	5.50%	01/01/39	3,750	4,165,350
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2007, RB (INS-NATL) (a)(e)(f)(g)	5.10%	05/01/13	1,750	1,807,155
Reynoldsburg City School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/32	1,000	1,084,770

				19,632,167

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oregon—0.73%
Beaverton School District;
Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.00%	06/01/31	$750	$877,912
Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.13%	06/01/36	500	587,140
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/30	1,500	1,623,570
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	900	999,396

				4,088,018

Pennsylvania—2.87%
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.25%	03/01/27	700	790,762
Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/29	1,385	1,625,464
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,000	1,092,500
Erie (City of) Parking Authority; Series 2010, Gtd. RB (INS-AGM) (a)	5.20%	09/01/35	1,000	1,141,240
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB (INS-AGC) (a)	5.50%	10/01/32	2,250	2,472,390
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB	5.13%	05/01/36	500	554,680
Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.00%	08/01/30	500	533,620
Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	7.00%	07/15/28	2,425	2,806,016
Tenth Series 2011, Ref. Gas Works RB (INS-AGM) (a)	5.00%	07/01/19	2,500	2,841,650
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-AGC) (a)	5.00%	11/15/33	2,000	2,162,600

				16,020,922

Puerto Rico—5.55%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.25%	07/01/42	4,000	4,029,400
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB	5.00%	07/01/37	1,000	1,011,360
Series 2010 XX, RB	5.25%	07/01/40	3,000	3,086,400
Series 2010 ZZ, Ref. RB	5.25%	07/01/22	1,000	1,123,000
Series 2012 A, RB	5.00%	07/01/29	2,000	2,112,660
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2009 A, RB	5.25%	08/01/27	2,085	2,341,809
First Subseries 2009 A, RB	5.50%	08/01/28	1,980	2,251,161
First Subseries 2009 A, RB (d)(e)	5.50%	08/01/19	20	26,082
First Subseries 2010 A, CAB RB (c)	0.00%	08/01/33	2,000	638,580
First Subseries 2010 A, RB	5.38%	08/01/39	1,220	1,306,864
First Subseries 2010 A, RB	5.50%	08/01/37	2,000	2,165,400
First Subseries 2010 A, RB (INS-AGM) (a)	5.00%	08/01/40	1,175	1,249,871
First Subseries 2010 C, RB	5.38%	08/01/38	5,000	5,379,050
First Subseries 2011 A-1, RB	5.00%	08/01/43	1,000	1,042,880
First Subseries 2011 A-1, RB	5.25%	08/01/43	1,000	1,061,550
Series 2011 C, RB	5.00%	08/01/40	2,000	2,137,060

				30,963,127

Rhode Island—0.92%
Rhode Island (State of) Student Loan Authority; Series 2008 A, Sr. Student Loan Program RB (f)	6.00%	12/01/23	295	295,596
Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/35	500	551,830
Rhode Island Health & Educational Building Corp. (Educational & General Revenue); Series 2010 A, Higher Education Facility RB (INS-AGM) (a)	4.50%	09/15/30	1,500	1,609,830
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS-AGC) (a)	6.25%	05/15/30	500	586,080
Rhode Island Health & Educational Building Corp. (Public Schools Financing Program — City of Woonsocket); Series 2009 E, RB (INS-AGC) (a)	5.00%	05/15/34	2,000	2,073,020

				5,116,356

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—2.26%
Beaufort County School District; Series 2007 C, Unlimited Tax GO Bonds (CEP-South Carolina State Department of Education)	4.50%	03/01/32	$1,000	$1,062,940
College of Charleston; Series 2007 D, Academic & Administrative Facilities RB (INS-SGI) (a)	4.63%	04/01/30	1,500	1,582,905
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/31	2,120	2,313,365
Myrtle Beach (City of); Series 2004 A, Hospitality Fee RB (INS-NATL) (a)	5.38%	06/01/24	1,150	1,207,350
Piedmont Municipal Power Agency;
Series 2011 C, Ref. Electric RB (INS-AGC) (a)	5.00%	01/01/30	500	564,765
Series 2011 D, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/34	1,000	1,173,330
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.);
Series 2002 A, RB (d)(e)	5.50%	11/15/12	460	471,169
Series 2002 B, RB	5.50%	11/15/23	1,555	1,565,932
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	1,500	1,583,685
Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,025	1,082,626

				12,608,067

South Dakota—1.50%
South Dakota (State of) Building Authority; Series 2007, RB (INS-NATL) (a)	4.50%	06/01/30	2,675	2,847,859
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/42	4,000	4,294,120
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS-AGC) (a)	5.50%	08/01/38	1,000	1,109,140
South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	6.00%	05/01/28	140	141,495

				8,392,614

Tennessee—0.39%
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010, Hospital RB	5.63%	07/01/30	2,000	2,194,280

Texas—10.22%
Beaumont (City of); Series 2008, Limited Tax GO Ctfs. (INS-AGC) (a)	5.00%	03/01/30	1,000	1,076,630
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Venue RB (INS-BHAC) (a)	5.00%	08/15/39	1,020	1,101,376
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/39	1,500	1,607,115
Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB (e)(f)(g)	5.90%	05/01/28	1,050	1,155,305
Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB	5.75%	01/01/31	1,000	1,120,640
Cisco Junior College District;
Series 2002, Ref. Consolidated Fund RB (d)(e)	5.25%	07/01/12	855	858,600
Series 2002, Ref. Consolidated Fund RB (INS-AMBAC) (a)	5.25%	07/01/26	145	145,258
Dallas (City of); Series 2007, Ref. Waterworks & Sewer System RB (INS-AMBAC) (a)	4.50%	10/01/27	4,000	4,375,440
Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (c)	0.00%	08/15/23	2,000	1,533,220
Harris (County of); Series 2002, Ref. Limited Tax GO Bonds (d)(e)	5.13%	08/15/12	2,000	2,020,360
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB	5.38%	11/15/28	825	864,097
Harris County Cultural Education Facilities Finance Corp. (TECO);
Series 2009 A, Thermal Utility RB	5.25%	11/15/35	1,100	1,224,201
Series 2010, Thermal Utility RB	4.38%	11/15/35	1,525	1,599,694
Harris County Health Facilities Development Corp. (St. Luke’s Episcopal Hospital); Series 2002, RB (d)(e)	5.13%	08/15/12	1,000	1,010,220
Harris County Health Facilities Development Corp. (Texas Children’s Hospital); Series 1999 A, RB (d)	5.25%	10/01/29	2,000	2,008,160
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.50%	07/01/34	875	981,566
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Laredo Community College District;
Series 2002, Limited Tax GO Bonds (d)(e)	5.25%	08/01/12	$1,000	$1,008,500
Series 2002, Limited Tax GO Bonds (d)(e)	5.25%	08/01/12	1,000	1,008,500
Series 2010, Combined Fee RB (INS-AGM) (a)	5.25%	08/01/35	1,000	1,116,180
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, Special Facilities RB	5.25%	11/01/40	1,000	1,045,610
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB	6.00%	02/15/24	2,500	2,693,800
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	1,000	1,181,820
Series 2008 A, Ref. First Tier System RB (INS-AGC) (a)	5.63%	01/01/33	1,750	1,990,765
Series 2008 F, Ref. Second Tier System RB	6.13%	01/01/31	1,000	1,102,350
Series 2008 K-1, Ref. First Tier System RB (INS-AGC) (a)	5.75%	01/01/38	1,630	1,844,443
Series 2011, Ref. First Tier System RB	5.00%	01/01/38	1,000	1,086,780
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS-AGC) (a)	5.13%	02/15/31	1,000	1,108,800
Pflugerville (City of);
Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.30%	08/01/31	860	993,085
Series 2009, Limited Tax GO Ctfs. (INS-AGC) (a)	5.38%	08/01/32	755	872,199
Pharr-San Juan-Alamo Independent School District; Series 2006, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.13%	02/01/24	1,010	1,156,783
Richardson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds	5.25%	02/15/33	1,000	1,173,150
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (a)	5.25%	02/15/31	500	560,590
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/32	1,250	1,374,962
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/37	1,000	1,090,490
Schertz-Cibolo-Universal City Independent School District; Series 2001, Ref. School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.13%	08/01/25	70	70,243
Southlake (City of); Series 2004, Ref. Limited Tax GO Bonds (INS-AMBAC) (a)	5.20%	02/15/26	1,000	1,029,020
Texas (State of); Series 2001 A, Ref. Water Development Unlimited Tax GO Bonds	5.25%	08/01/35	1,840	1,846,532
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/27	1,325	1,454,956
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center);
Series 2011, Hospital RB	5.13%	07/01/22	1,655	1,838,175
Series 2011, Hospital RB	5.25%	07/01/23	2,000	2,217,700
United Independent School District; Series 2000, Unlimited Tax GO Bonds (d)(e)	5.13%	08/15/12	1,000	1,009,940
University of Houston; Series 2009, Ref. Consolidated RB	5.00%	02/15/29	1,000	1,135,900
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS-AMBAC) (a)	5.38%	11/15/24	1,300	1,324,609

				57,017,764

Utah—0.90%
Pleasant Grove (City of); Series 2008, Water RB (INS-AGM) (a)	5.25%	12/01/33	710	787,120
Utah (County of); Series 2012, Transportation Sales Tax RB (INS-AGM) (a)	4.00%	12/01/35	2,000	2,095,900
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)	5.00%	06/15/36	1,050	1,165,994
Washington City (City of); Series 2003, Sales Tax RB (d)(e)	5.00%	11/15/13	915	964,950

				5,013,964

Vermont—0.81%
University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/39	1,275	1,413,580
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/20	1,250	1,434,038
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS-AGM) (a)	5.00%	12/01/34	1,565	1,650,746

				4,498,364

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virgin Islands—0.14%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	$750	$794,212

Virginia—2.16%
Fauquier (County of) Industrial Development Authority;
Series 2002, Hospital RB (INS-Radian) (a)	5.25%	10/01/31	1,105	1,131,619
Series 2002, Hospital RB (INS-Radian) (a)	5.50%	10/01/17	500	515,240
Hampton Roads Sanitation District; Series 2008, Wastewater RB	5.00%	04/01/38	2,000	2,187,320
Henrico (County of) Economic Development Authority (Virginia United Methodist Homes); Series 2002 A, Ref. Residential Care Facilities RB	6.50%	06/01/22	1,780	1,783,240
King George (County of) Industrial Development Authority; Series 2004, Lease RB (d)(e)	5.00%	03/01/14	1,100	1,141,767
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB	6.00%	12/01/32	1,000	1,167,300
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(f)	5.00%	07/01/27	4,000	4,098,560

				12,025,046

Washington—1.83%
Everett (City of) Public Facilities District; Series 2007 A, Sales Tax & Interlocal RB	5.00%	12/01/23	1,135	1,228,955
Klickitat (County of) Public Utility District No. 1;
Series 2006 B, Ref. Electric RB (INS-NATL) (a)	5.00%	12/01/23	2,100	2,319,492
Series 2006 B, Ref. Electric RB (INS-NATL) (a)	5.00%	12/01/24	2,000	2,196,460
Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC-U.S. Bank, N.A.) (b)(h)	0.25%	12/01/19	300	300,000
Seattle (Port of); Series 2005 A, Ref. Intermediate Lien RB (INS-NATL) (a)	5.00%	03/01/35	1,000	1,082,510
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center);
Series 2011, RB	5.63%	01/01/35	1,250	1,360,763
Series 2011, RB	6.00%	01/01/31	1,500	1,711,980

				10,200,160

Wisconsin—1.41%
Adams-Friendship Area School District; Series 1996, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	6.50%	04/01/15	1,340	1,539,178
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/30	1,500	1,654,245
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/34	750	816,622
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/27	1,585	1,747,700
Series 2012, RB	5.00%	06/01/39	2,000	2,095,420

				7,853,165

Wyoming—0.20%
Laramie (County of) (Cheyenne Regional Medical Center); Series 2012, Hospital RB	5.00%	05/01/32	1,000	1,099,140

TOTAL INVESTMENTS(i)—98.64% (Cost $500,762,450)				550,130,807

OTHER ASSETS LESS LIABILITIES—1.36%				7,597,007

NET ASSETS—100.00%				$557,727,814

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.
AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
CEP	— Credit Enhancement Provider
COP	— Certificates of Participation
Ctfs.	— Certificates
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
Gtd.	— Guaranteed
INS	— Insurer
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
RAC	— Revenue Anticipation Certificates
Radian	— Radian Asset Assurance, Inc.
RB	— Revenue Bonds
Ref.	— Refunding
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
TAN	— Tax Anticipation Notes
VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(c)	Zero coupon bond issued at a discount.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security subject to the alternative minimum tax.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	12.2%

National Public Finance Guarantee Corp.	10.9

Assured Guaranty Corp.	9.6

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Municipal Bond Fund

D.	Other Risks — The Fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$550,130,807	$—	$550,130,807

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2012 was $42,066,877 and $7,943,090, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$49,867,452

Aggregate unrealized (depreciation) of investment securities	(507,294)

Net unrealized appreciation of investment securities	$49,360,158

Cost of investments for tax purposes is $500,770,649.
Invesco Municipal Bond Fund

Invesco Real Estate Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	REA-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2012
(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests—97.65%

Apartments—19.96%
AvalonBay Communities, Inc.	1,064,677	$148,788,611
Equity Residential	1,529,688	93,463,937
Essex Property Trust, Inc.	709,457	106,744,900
Post Properties, Inc.	452,200	21,891,002
UDR, Inc.	3,118,139	80,759,800

		451,648,250

Diversified—2.33%
BGP Holdings PLC (Malta)(b)	3,547,941	0
BRCP Realty LP (Acquired 5/29/03-05/29/08; Cost $1,045,350) (b)(c)	2,789,299	763,936
Digital Realty Trust, Inc.	734,585	51,986,580

		52,750,516

Healthcare—10.50%
HCP, Inc.	1,392,956	56,888,323
Health Care REIT, Inc.	573,103	31,790,024
Healthcare Realty Trust, Inc.	1,639,384	35,869,722
Ventas, Inc.	1,923,060	113,114,389

		237,662,458

Industrial/Office: Industrial—6.72%
Cabot Industrial Value Fund II LP (Acquired 11/10/05-05/12/09; Cost $3,266,500) (b)(c)	6,533	2,337,515
DCT Industrial Trust Inc.	7,184,691	41,814,902
Exeter Industrial Value Fund LP (Acquired 11/06/07-04/18/11; Cost $4,185,000) (b)(c)	4,185,000	3,858,683
Keystone Industrial Fund II LP (Acquired 01/08/09-11/18/11; Cost $4,268,750) (b)(c)	4,597,826	5,633,279
Keystone Industrial Fund LP (Acquired 03/27/06-06/27/11; Cost $2,832,349) (b)(c)	3,534,653	3,475,356
Prologis, Inc.	2,965,649	94,841,455

		151,961,190

Industrial/Office: Mixed—2.64%
Duke Realty Corp.	4,314,721	59,715,739

Industrial/Office: Office—13.61%
Alexandria Real Estate Equities, Inc.	777,034	53,195,748
Boston Properties, Inc.	936,285	96,371,815
BR Properties S.A. (Brazil)	32,200	365,765
BR Properties S.A. (Brazil)(c)	69,800	792,868
Brandywine Realty Trust	2,528,600	28,396,178
BRCP Realty II LP (Acquired 10/02/06-04/04/11; Cost $4,646,429) (b)(c)	4,646,429	2,336,629
Douglas Emmett, Inc.	500,445	10,709,523
Hudson Pacific Properties Inc.	606,400	9,714,528
Kilroy Realty Corp.	1,328,430	60,988,221
SL Green Realty Corp.	602,512	45,194,425

		308,065,700

Infrastructure—5.82%
American Tower Corp.	2,029,466	131,671,754

Lodging-Resorts—6.96%
DiamondRock Hospitality Co.	2,313,481	22,996,001
Host Hotels & Resorts Inc.	6,558,540	100,083,320
Pebblebrook Hotel Trust	945,851	20,761,430
Sunstone Hotel Investors, Inc. (b)	1,359,167	13,605,262

		157,446,013

Regional Malls—14.83%
General Growth Properties, Inc.	3,953,751	66,225,329
Macerich Co. (The)	1,110,230	63,338,621
Simon Property Group, Inc.	1,397,290	206,128,221

		335,692,171

Self Storage Facilities—1.51%
Sovran Self Storage, Inc.	689,901	34,046,614

Shopping Centers—7.85%
Acadia Realty Trust	1,119,027	25,032,634
DDR Corp.	3,465,836	48,140,462
Kimco Realty Corp.	2,595,435	46,588,058
Regency Centers Corp.	869,241	38,081,448
Retail Opportunity Investments Corp.	1,653,395	19,873,808

		177,716,410

Timber REIT’S—4.92%
Plum Creek Timber Co., Inc.	862,953	31,497,784
Rayonier, Inc.	677,734	29,122,230
Weyerhaeuser Co.	2,543,003	50,631,190

		111,251,204

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,732,782,575)		2,209,628,019

	Principal
	Amount

Mortgage-Backed Securities—0.04%
Banc of America Large Loan Inc., Series 2006-BIX1, Class E, Floating Rate Pass Through Ctfs., 0.48%, 10/15/19 (Cost $864,833)(c)(d)	$1,000,000	955,397

See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

	Principal
	Amount

Non-U.S. Dollar Denominated Bonds & Notes—0.04%
Australia—0.04%
GPT RE Ltd. Sr. Unsec. Medium-Term Notes 6.50%, 08/22/13 (Cost $777,173)(e)	AUD	1,000,000	998,621

	Shares

Money Market Funds—2.17%
Liquid Assets Portfolio — Institutional Class (f)		24,558,010	24,558,010
Premier Portfolio — Institutional Class (f)		24,558,010	24,558,010

Total Money Market Funds (Cost $49,116,020)			49,116,020

TOTAL INVESTMENTS—99.90% (Cost $1,783,540,601)			2,260,698,057

OTHER ASSETS LESS LIABILITIES—0.10%			2,242,310

NET ASSETS—100.00%			$2,262,940,367

Investment Abbreviations:

AUD	—	Australian Dollar
Ctfs.	—	Certificates
REIT	—	Real Estate Investment Trust
Sr.	—	Senior
Unsec.	—	Unsecured
Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $20,153,663, which represented 0.89% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(e)	Foreign denominated security. Principal amount is denominated in currency indicated.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Real Estate Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract
Invesco Real Estate Fund

E.	Foreign Currency Contracts — (continued)

is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,240,338,641	$—	$18,405,398	$2,258,744,039

Corporate Debt Securities	—	998,621	—	998,621

Mortgage-Backed Securities	—	955,397	—	955,397

Total Investments	$2,240,338,641	$1,954,018	$18,405,398	$2,260,698,057

Invesco Real Estate Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2012 was $439,942,936 and $448,791,534, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$453,175,299

Aggregate unrealized (depreciation) of investment securities	(11,115,718)

Net unrealized appreciation of investment securities	$442,059,581

Cost of investments for tax purposes is $1,818,638,476.
Invesco Real Estate Fund

Invesco Short Term Bond Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	STB-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments (a)
May 31, 2012
(Unaudited)

	Principal
	Amount	Value
Bonds and Notes—62.06%
Aerospace & Defense—2.08%
Boeing Capital Corp., Sr. Unsec. Notes, 2.13%, 08/15/16	$2,835,000	$2,958,898
General Dynamics Corp., Sr. Unsec. Gtd. Notes, 2.25%, 07/15/16	3,000,000	3,144,942
Honeywell International Inc.,
Sr. Unsec. Global Notes, 5.40%, 03/15/16	1,000,000	1,160,104
Sr. Unsec. Notes, 3.88%, 02/15/14	1,800,000	1,898,520
Textron Inc.,
Sr. Unsec. Notes,
4.63%, 09/21/16	1,450,000	1,578,530
6.50%, 06/01/12	1,200,000	1,199,941

		11,940,935

Agricultural Products—1.28%
Bunge Ltd. Finance Corp., Sr. Unsec. Gtd. Notes, 4.10%, 03/15/16	3,000,000	3,181,795
Cargill, Inc.,
Sr. Unsec. Notes,
5.60%, 09/15/12(b)	240,000	243,355
6.38%, 06/01/12(b)	275,000	274,997
Ingredion Inc., Sr. Unsec. Notes, 3.20%, 11/01/15	3,500,000	3,666,651

		7,366,798

Airlines—0.79%
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	162,808	159,552
Continental Airlines Pass Through Trust,
Series 2001-1, Class B, Sec. Pass Through Ctfs., 7.37%, 12/15/15	24,930	25,585
Series 2009-2, Class A, Sr. Sec. Global Pass Through Ctfs., 7.25%, 11/10/19	1,938,753	2,192,002
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	1,602,384	1,613,401
Delta Air Lines Pass Through Trust,
Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	43,862	50,058
Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	431,656	469,426
Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	32,582	34,802

		4,544,826

Asset Management & Custody Banks—0.11%
Northern Trust Corp., Sr. Unsec. Notes, 5.50%, 08/15/13	525,000	555,451
State Street Capital Trust III, Jr. Unsec. Gtd. Sub. Variable Rate Bonds, 5.46% (c)(d)	95,000	95,238

		650,689

Automobile Manufacturers—1.71%
Daimler Finance North America LLC, Sr. Unsec. Gtd. Notes, 1.88%, 09/15/14(b)	2,420,000	2,448,241
Ford Motor Credit Co LLC,
Sr. Unsec. Global Notes, 3.88%, 01/15/15	500,000	521,250
Sr. Unsec. Notes, 3.98%, 06/15/16(b)	2,700,000	2,838,335
Nissan Motor Acceptance Corp., Sr. Unsec. Notes, 3.25%, 01/30/13(b)	45,000	45,520
Toyota Motor Credit Corp., Sr. Unsec. Medium-Term Notes, 2.00%, 09/15/16	3,900,000	3,987,513

		9,840,859

Automotive Retail—0.67%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	725,000	830,383
AutoZone, Inc.,
Sr. Unsec. Global Notes, 6.50%, 01/15/14	1,395,000	1,515,862
Sr. Unsec. Notes, 5.88%, 10/15/12	1,500,000	1,528,780

		3,875,025

Biotechnology—1.10%
Genzyme Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 06/15/15	3,000,000	3,236,203
Gilead Sciences Inc., Sr. Unsec. Global Notes, 2.40%, 12/01/14	3,000,000	3,099,375

		6,335,578

Brewers—0.82%
Anheuser-Busch InBev Worldwide Inc.,
Sr. Unsec. Gtd. Global Notes,
3.00%, 10/15/12	1,922,000	1,940,878
5.38%, 11/15/14	290,000	321,085
4.13%, 01/15/15	1,000,000	1,083,538
2.88%, 02/15/16	1,300,000	1,381,286

		4,726,787

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
Broadcasting—0.47%
CBS Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 08/15/12	$16,000	$16,163
COX Communications Inc.,
Sr. Unsec. Global Notes, 5.45%, 12/15/14	1,765,000	1,953,502
Sr. Unsec. Notes,
4.63%, 06/01/13	345,000	358,334
8.38%, 03/01/39(b)	60,000	86,909
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	230,000	280,271

		2,695,179

Cable & Satellite—1.85%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	695,000	698,425
NBC Universal Media LLC,
Sr. Unsec. Global Notes,
2.10%, 04/01/14	4,300,000	4,383,299
5.95%, 04/01/41	75,000	90,298
Time Warner Cable Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 02/14/14	500,000	559,350
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 6.50%, 01/15/18	4,478,000	4,930,314

		10,661,686

Casinos & Gaming—0.09%
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	500,000	516,250

Communications Equipment—0.28%
Motorola Solutions Inc., Sr. Unsec. Notes, 5.38%, 11/15/12	1,575,000	1,608,666

Computer & Electronics Retail—0.17%
Best Buy Co. Inc., Sr. Unsec. Global Notes, 6.75%, 07/15/13	920,000	963,125

Computer Hardware—0.25%
Hewlett-Packard Co., Sr. Unsec. Global Notes, 2.63%, 12/09/14	1,395,000	1,427,356

Computer Storage & Peripherals—0.02%
Seagate Technology International, Sr. Sec. Gtd. Notes, 10.00%, 05/01/14(b)	82,000	92,506

Construction & Engineering—0.70%
URS Corp., Sr. Unsec. Notes, 3.85%, 04/01/17(b)	4,000,000	4,015,700

Construction & Farm Machinery & Heavy Trucks—0.71%
John Deere Capital Corp.,
Sr. Unsec. Medium-Term Notes,
1.25%, 12/02/14	1,000,000	1,013,367
1.40%, 03/15/17	3,075,000	3,080,505

		4,093,872

Construction Materials—0.29%
CRH America Inc., Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	1,605,000	1,649,247

Consumer Finance—1.39%
Ally Financial Inc., Sr. Unsec. Gtd. Notes, 4.50%, 02/11/14	250,000	250,625
American Express Co., Sr. Unsec. Notes, 7.25%, 05/20/14	450,000	500,137
American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 2.75%, 09/15/15	2,595,000	2,685,273
Capital One Financial Corp.,
Sr. Unsec. Global Notes,
2.13%, 07/15/14	2,000,000	2,019,282
2.15%, 03/23/15	1,750,000	1,759,226
SLM Corp., Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	780,000	796,774

		8,011,317

Department Stores—0.00%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	30,000	25,875

Diversified Banks—8.65%
Abbey National Treasury Services PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	470,000	459,852
Sr. Unsec. Gtd. Notes, 3.88%, 11/10/14(b)	625,000	623,857
ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	2,750,000	2,740,065
ANZ National Int’l Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b)	1,540,000	1,552,264
Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.13%, 05/16/16(b)	3,000,000	3,043,615
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	635,000	651,214
Barclays Bank PLC (United Kingdom),
Sr. Unsec. Global Notes,
2.50%, 01/23/13	2,000,000	2,017,741
5.20%, 07/10/14	985,000	1,036,949
Unsec. Sub. Global Notes, 5.14%, 10/14/20	1,195,000	1,144,594
BBVA U.S. Senior S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Yankee Notes, 3.25%, 05/16/14	2,300,000	2,212,315
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
Diversified Banks—(continued)
BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(b)	$1,585,000	$1,557,756
HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 1.63%, 08/12/13(b)	2,500,000	2,512,310
HSBC USA Inc., Sr. Unsec. Global Notes, 2.38%, 02/13/15	1,160,000	1,167,578
ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	750,000	735,131
ING Bank N.V. (Netherlands),
Sr. Unsec. Notes,
2.00%, 10/18/13(b)	500,000	498,576
2.65%, 01/14/13(b)	1,500,000	1,503,940
3.00%, 09/01/15(b)	1,015,000	1,003,184
Lloyds TSB Bank PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	1,345,000	1,386,715
Sr. Unsec. Gtd. Medium-Term Notes, 4.38%, 01/12/15(b)	1,000,000	1,013,859
National Australia Bank Ltd. (Australia), Sr. Unsec. Notes, 5.35%, 06/12/13(b)	555,000	574,408
Nordea Bank A.B. (Sweden),
Sr. Unsec. Notes,
2.25%, 03/20/15(b)	600,000	602,575
2.50%, 11/13/12(b)	555,000	559,143
Series 2, Sr. Unsec. Notes, 3.70%, 11/13/14(b)	1,120,000	1,164,831
Royal Bank of Scotland PLC (The) (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	1,625,000	1,668,258
Sr. Unsec. Gtd. Medium-Term Notes, 4.88%, 08/25/14(b)	4,000,000	4,120,695
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 2.99%, 10/07/13(b)	3,000,000	2,855,399
Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(b)	280,000	277,514
Standard Chartered PLC (United Kingdom),
Sr. Unsec. Notes,
3.20%, 05/12/16(b)	3,200,000	3,287,730
3.85%, 04/27/15(b)	850,000	888,924
U.S. Bancorp, Sr. Unsec. Global Notes, 4.20%, 05/15/14	280,000	298,909
U.S. Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20(c)	2,025,000	2,120,410
VTB Bank OJSC Via VTB Capital S.A. (Luxembourg),
Sr. Unsec. Loan Participation Notes,
6.32%, 02/22/18(b)	200,000	198,526
6.55%, 10/13/20(b)	155,000	152,044
Wells Fargo & Co.,
Sr. Unsec. Global Medium-Term Notes, 1.25%, 02/13/15	1,000,000	994,651
Sr. Unsec. Global Notes, 3.63%, 04/15/15	1,200,000	1,274,334
Series 1, Sr. Unsec. Global Medium-Term Notes, 3.75%, 10/01/14	250,000	264,345
Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	1,575,000	1,597,557

		49,761,768

Diversified Capital Markets—0.21%
Credit Suisse New York (Switzerland), Sr. Unsec. Global Medium-Term Notes, 5.50%, 05/01/14	330,000	351,190
UBS AG (Switzerland),
Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	565,000	582,451
Sr. Unsec. Medium-Term Global Bank Notes, 2.25%, 08/12/13	250,000	251,297

		1,184,938

Diversified Chemicals—0.15%
Dow Chemical Co. (The),
Sr. Unsec. Global Notes,
4.13%, 11/15/21	250,000	263,764
5.90%, 02/15/15	545,000	609,872

		873,636

Diversified Metals & Mining—0.90%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/14(b)	550,000	621,095
BHP Billiton Finance U.S.A. Ltd. (Australia), Sr. Unsec. Gtd. Deb. Notes, 8.50%, 12/01/12	345,000	358,632
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 3.55%, 03/01/22	700,000	695,612
Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 1.13%, 03/20/15	3,500,000	3,509,536

		5,184,875

Diversified REIT’s—0.46%
Qatari Diar Finance QSC (Qatar),
Sr. Unsec. Gtd. Notes, 3.50%, 07/21/15(b)	2,400,000	2,519,552
Unsec. Gtd. Unsub. Notes, 5.00%, 07/21/20(b)	120,000	133,623

		2,653,175

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
Electric Utilities—2.54%
DCP Midstream LLC,
Sr. Unsec. Notes,
9.70%, 12/01/13(b)	$2,355,000	$2,599,903
9.75%, 03/15/19(b)	750,000	981,801
Electricite De France S.A. (France), Sr. Unsec. Notes, 5.50%, 01/26/14(b)	545,000	581,394
Enel Finance International N.V. (Luxembourg),
Sr. Unsec. Gtd. Notes,
3.88%, 10/07/14(b)	1,365,000	1,362,688
5.70%, 01/15/13(b)	2,000,000	2,036,393
Louisville Gas & Electric Co., Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	1,685,000	1,703,004
Southern Co. (The), Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	1,500,000	1,554,251
Southern Power Co., Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	2,980,000	3,274,596
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.10%, 11/30/12	475,000	485,487

		14,579,517

Environmental & Facilities Services—0.44%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	2,355,000	2,515,175

Food Retail—0.62%
Delhaize Group S.A. (Belgium), Sr. Unsec. Gtd. Yankee Bonds, 5.88%, 02/01/14	506,000	535,279
Kroger Co. (The), Sr. Unsec. Gtd. Notes, 6.20%, 06/15/12	1,500,000	1,502,304
WM Wrigley Jr. Co., Sr. Sec. Gtd. Notes, 3.70%, 06/30/14(b)	1,500,000	1,551,503

		3,589,086

Gold—0.92%
Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	185,000	194,736
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Notes, 3.63%, 09/01/16(b)	5,000,000	5,110,398

		5,305,134

Health Care Equipment—0.37%
Boston Scientific Corp., Sr. Unsec. Notes, 4.50%, 01/15/15	735,000	787,128
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	1,350,000	1,357,223

		2,144,351

Health Care Facilities—0.00%
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	5,000	5,575

Health Care Services—1.22%
Express Scripts Holding Co.,
Sr. Unsec. Gtd. Global Notes,
5.25%, 06/15/12	2,250,000	2,252,971
6.25%, 06/15/14	400,000	437,311
Sr. Unsec. Gtd. Notes,
3.13%, 05/15/16	885,000	919,750
3.50%, 11/15/16(b)	450,000	477,211
2.65%, 02/15/17(b)	1,500,000	1,533,970
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	1,380,000	1,421,923

		7,043,136

Hotels, Resorts & Cruise Lines—0.64%
Marriott International Inc., Sr. Unsec. Notes, 4.63%, 06/15/12	1,464,000	1,465,714
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 6.88%, 12/01/13	250,000	265,000
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.88%, 10/15/14	245,000	278,075
Wyndham Worldwide Corp.,
Sr. Unsec. Notes,
2.95%, 03/01/17	1,000,000	1,000,901
5.63%, 03/01/21	130,000	143,081
7.38%, 03/01/20	410,000	500,703

		3,653,474

Industrial Conglomerates—1.39%
General Electric Capital Corp., Sr. Unsec. Global Notes, 2.15%, 01/09/15	1,800,000	1,827,248
Hutchison Whampoa International Ltd. (Hong Kong),
Unsec. Gtd. Notes,
4.63%, 09/11/15(b)	2,217,000	2,357,336
5.75%, 09/11/19(b)	100,000	112,625
Unsec. Gtd. Sub. Variable Rate Notes, 6.00% (b)(c)(d)	3,060,000	3,071,322
Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 5.63%, 04/14/18(b)	620,000	648,109

		8,016,640

Integrated Oil & Gas—1.58%
ConocoPhillips, Sr. Unsec. Gtd. Global Notes, 4.75%, 02/01/14	1,565,000	1,668,549
Husky Energy Inc. (Canada), Sr. Unsec. Yankee Notes, 6.25%, 06/15/12	1,920,000	1,922,866
Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	210,000	217,449
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.88%, 01/27/16	3,500,000	3,627,428
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	1,210,000	1,292,037
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
Integrated Oil & Gas—(continued)
Statoil ASA (Norway), Sr. Unsec. Gtd. Global Notes, 1.80%, 11/23/16	$350,000	$360,508

		9,088,837

Integrated Telecommunication Services—1.16%
AT&T Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	1,070,000	1,121,326
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec. Global Notes,
5.55%, 02/01/14	2,340,000	2,514,678
7.38%, 11/15/13	1,000,000	1,093,817
Telecom Italia Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/13	585,000	583,435
Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	210,000	188,827
Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	129,000	127,538
Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	715,000	780,222
Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	237,000	242,976

		6,652,819

Investment Banking & Brokerage—2.97%
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Notes,
3.63%, 02/07/16	620,000	611,755
3.70%, 08/01/15	1,485,000	1,474,904
5.13%, 01/15/15	35,000	36,263
5.25%, 10/15/13	2,985,000	3,096,838
5.75%, 01/24/22	3,870,000	3,972,863
Macquarie Group Ltd. (Australia),
Sr. Unsec. Notes,
6.00%, 01/14/20(b)	500,000	515,294
7.30%, 08/01/14(b)	350,000	372,116
Morgan Stanley,
Sr. Unsec. Global Notes, 4.00%, 07/24/15	1,880,000	1,815,521
Sr. Unsec. Notes,
2.88%, 01/24/14	2,490,000	2,431,466
3.45%, 11/02/15	2,210,000	2,103,714
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	85,000	88,462
TD Ameritrade Holding Corp., Sr. Unsec. Gtd. Notes, 2.95%, 12/01/12	530,000	535,911

		17,055,107

Life & Health Insurance—1.62%
Metropolitan Life Global Funding I, Sr. Sec. Notes, 2.88%, 09/17/12(b)	400,000	402,949
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	345,000	368,282
New York Life Global Funding, Series 2003-1, Tranche 1, Sr. Sec. Medium-Term Notes, 5.38%, 09/15/13(b)	1,000,000	1,057,888
Pacific Life Global Funding, Sr. Sec. Notes, 5.15%, 04/15/13(b)	1,615,000	1,673,196
Prudential Covered Trust, Series 2012-1, Class A, Sec. Gtd. Notes, 3.00%, 09/30/15(b)	3,000,000	3,065,966
Prudential Financial, Inc.,
Sr. Unsec. Medium-Term Notes, 6.20%, 01/15/15	190,000	209,664
Series D, Sr. Unsec. Medium-Term Notes,
2.75%, 01/14/13	2,000,000	2,023,457
3.63%, 09/17/12	485,000	489,186

		9,290,588

Life Sciences Tools & Services—0.37%
Life Technologies Corp.,
Sr. Notes, 6.00%, 03/01/20	185,000	219,423
Sr. Unsec. Notes, 3.38%, 03/01/13	1,900,000	1,934,296

		2,153,719

Managed Health Care—0.67%
Cigna Corp.,
Sr. Unsec. Notes,
4.50%, 03/15/21	980,000	1,057,959
5.88%, 03/15/41	65,000	75,403
UnitedHealth Group, Inc.,
Sr. Unsec. Global Notes, 1.88%, 11/15/16	1,600,000	1,645,981
Sr. Unsec. Notes,
4.88%, 02/15/13	880,000	906,757
5.95%, 02/15/41	125,000	159,813

		3,845,913

Movies & Entertainment—0.10%
Viacom Inc., Sr. Unsec. Notes, 4.38%, 09/15/14	550,000	591,370

Multi-Line Insurance—0.54%
American International Group Inc., Sr. Unsec. Global Notes, 3.65%, 01/15/14	1,940,000	1,980,568
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Notes, 5.00%, 06/01/21(b)	100,000	104,177
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
Multi-Line Insurance—(continued)
Pricoa Global Funding I, Sr. Sec. Notes, 4.63%, 06/25/12(b)	$1,000,000	$1,002,385

		3,087,130

Multi-Utilities—0.64%
Dominion Resources, Inc.,
Sr. Unsec. Notes,
2.25%, 09/01/15	3,000,000	3,103,173
5.70%, 09/17/12	540,000	547,887

		3,651,060

Office Electronics—0.21%
Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	1,140,000	1,211,824

Office REIT’s—0.46%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	2,510,000	2,640,934

Office Services & Supplies—0.62%
Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	3,335,000	3,579,666

Oil & Gas Drilling—0.65%
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	3,430,000	3,711,068

Oil & Gas Exploration & Production—2.50%
Anadarko Petroleum Corp., Sr. Unsec. Notes, 7.63%, 03/15/14	1,620,000	1,786,581
Devon Energy Corp., Sr. Unsec. Global Notes, 2.40%, 07/15/16	1,600,000	1,650,388
Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	105,000	111,467
EOG Resources, Inc.,
Sr. Unsec. Notes,
2.95%, 06/01/15	2,000,000	2,118,918
4.10%, 02/01/21	1,155,000	1,279,580
Marathon Petroleum Corp., Sr. Unsec. Global Notes, 3.50%, 03/01/16	1,500,000	1,576,155
Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.88%, 06/01/15	5,172,000	5,382,113
XTO Energy, Inc., Sr. Unsec. Notes, 5.75%, 12/15/13	440,000	474,275

		14,379,477

Oil & Gas Refining & Marketing—0.52%
Phillips 66, Sr. Unsec. Gtd. Notes, 2.95%, 05/01/17(b)	2,920,000	2,975,924

Oil & Gas Storage & Transportation—0.79%
Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	135,000	164,767
Series O, Sr. Unsec. Gtd. Notes, 9.75%, 01/31/14	400,000	454,043
Plains All American Pipeline L.P./PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	445,000	452,478
Spectra Energy Capital LLC,
Sr. Unsec. Gtd. Notes,
5.67%, 08/15/14	2,750,000	2,985,058
5.90%, 09/15/13	475,000	502,335

		4,558,681

Other Diversified Financial Services—5.33%
Bank of America Corp.,
Sr. Unsec. Global Notes,
3.70%, 09/01/15	3,070,000	3,083,259
6.50%, 08/01/16	165,000	179,482
Bank One Corp., Unsec. Sub. Global Notes, 5.25%, 01/30/13	595,000	611,664
Citigroup, Inc.,
Sr. Unsec. Floating Rate Notes, 2.47%, 08/13/13(c)	2,000,000	2,005,984
Sr. Unsec. Global Notes, 6.01%, 01/15/15	1,110,000	1,190,643
Sr. Unsec. Notes, 4.75%, 05/19/15	3,000,000	3,125,151
Countrywide Financial Corp., Sr. Unsec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	880,000	880,232
ERAC USA Finance LLC,
Sr. Unsec. Gtd. Notes,
2.25%, 01/10/14(b)	2,000,000	2,019,817
2.75%, 07/01/13(b)	420,000	425,786
5.80%, 10/15/12(b)	2,526,000	2,570,521
General Electric Capital Corp.,
Sr. Unsec. Medium-Term Global Notes, 2.80%, 01/08/13	1,000,000	1,013,547
Series A, Sr. Unsec. Medium-Term Global Notes, 5.45%, 01/15/13	545,000	561,750
JPMorgan Chase & Co.,
Sr. Unsec. Floating Rate Medium-Term Notes, 1.12%, 02/26/13(c)	1,960,000	1,966,274
Sr. Unsec. Global Notes,
3.45%, 03/01/16	605,000	623,193
4.75%, 05/01/13	640,000	660,747
Unsec. Sub. Global Notes, 5.13%, 09/15/14	2,400,000	2,524,754
MassMutual Global Funding II, Sr. Sec. Notes, 3.63%, 07/16/12(b)	1,000,000	1,003,795
Merrill Lynch & Co., Inc., Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	1,820,000	1,861,012
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 1.13%, 11/01/13	4,300,000	4,330,719
Twin Reefs Pass-Through Trust, Sec. Pass Through Ctfs., 1.39% (Acquired 12/07/04-12/01/06; Cost $519,224) (b)(d)(e)	520,000	—

		30,638,330

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
Packaged Foods & Meats—0.17%
Kraft Foods Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	$940,000	$955,766

Pharmaceuticals—0.77%
Abbott Laboratories, Sr. Unsec. Global Notes, 2.70%, 05/27/15	1,120,000	1,185,334
Sanofi (France), Sr. Unsec. Global Notes, 1.63%, 03/28/14	1,675,000	1,705,499
Teva Pharmaceutical Finance IV LLC, Sr. Unsec. Gtd. Global Notes, 1.70%, 11/10/14	1,500,000	1,528,541

		4,419,374

Railroads—0.54%
CSX Corp.,
Sr. Unsec. Notes,
3.70%, 10/30/20	2,000,000	2,127,434
4.25%, 06/01/21	765,000	840,030
5.50%, 04/15/41	105,000	119,721

		3,087,185

Regional Banks—0.95%
CIT Group Inc., Sr. Unsec. Notes, 5.25%, 04/01/14(b)	500,000	509,688
Fifth Third Bancorp, Unsec. Sub Notes, 4.50%, 06/01/18	1,360,000	1,445,561
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	750,000	839,608
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 4.65%, 02/25/15(b)	390,000	403,448
PNC Preferred Funding Trust III, Jr. Sub. Variable Rate Notes, 8.70% (b)(c)(d)	200,000	202,500
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	2,000,000	2,080,000

		5,480,805

Retail REIT’s—0.38%
WEA Finance LLC, Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	1,815,000	2,158,751

Soft Drinks—0.66%
Coca-Cola Co. (The), Sr. Unsec. Global Notes, 1.80%, 09/01/16	2,210,000	2,276,021
Coca-Cola Enterprises, Inc., Sr. Unsec. Notes, 1.13%, 11/12/13	1,500,000	1,507,707

		3,783,728

Specialized Finance—1.54%
International Lease Finance Corp.,
Sr. Unsec. Notes,
4.88%, 04/01/15	1,000,000	983,750
5.75%, 05/15/16	2,300,000	2,303,450
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	1,510,000	1,649,851
National Rural Utilities Cooperative Finance Corp.,
Sr. Sec. Collateral Trust Bonds,
2.63%, 09/16/12	2,000,000	2,010,958
3.05%, 03/01/16	1,795,000	1,919,300

		8,867,309

Specialized REIT’s—1.26%
American Tower Corp.,
Sr. Unsec. Global Notes, 4.63%, 04/01/15	1,140,000	1,212,529
Sr. Unsec. Notes, 4.50%, 01/15/18	175,000	186,261
Entertainment Properties Trust, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	500,000	551,919
HCP Inc., Sr. Unsec. Notes, 2.70%, 02/01/14	3,500,000	3,553,974
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,735,000	1,741,940

		7,246,623

Steel—0.59%
ArcelorMittal (Luxembourg),
Sr. Unsec. Global Notes,
3.75%, 08/05/15	1,615,000	1,622,577
3.75%, 03/01/16	1,000,000	999,672
6.13%, 06/01/18	750,000	761,944

		3,384,193

Systems Software—0.21%
Symantec Corp., Sr. Unsec. Notes, 2.75%, 09/15/15	1,150,000	1,194,614

Tobacco—0.15%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	800,000	871,961

Trading Companies & Distributors—0.09%
GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12	530,000	536,289

Trucking—0.18%
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	1,000,000	1,038,068

Wireless Telecommunication Services—0.55%
Alltel Corp., Sr. Unsec. Global Notes, 7.00%, 07/01/12	265,000	266,284
America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	870,000	879,740
Crown Castle Towers LLC,
Sr. Sec. Gtd. Notes,
3.21%, 08/15/15(b)	1,165,000	1,192,669
4.88%, 08/15/20(b)	245,000	267,050
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
Wireless Telecommunication—(continued)
Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 5.00%, 12/16/13	$530,000	$562,967

		3,168,710

Total Bonds and Notes (Cost $349,516,180)		356,858,579

Asset-Backed Securities—7.91%
Alley Auto Receivables Trust, Series 2010-1, Class A3, Pass Through Ctfs., 1.45%, 05/15/14	239,129	239,962
Ally Master Owner Trust, Series 2010-1, Class A, Floating Rate Pass Through Ctfs., 1.99%, 01/15/15(b)(c)	150,000	151,401
AmeriCredit Automobile Receivables Trust, Series 2011-3, Class D, Pass Through Ctfs., 4.04%, 07/10/17	3,000,000	3,068,854
ARI Fleet Lease Trust, Series 2010-A, Class A, Floating Rate Pass Through Ctfs., 1.69%, 08/15/18(b)(c)	62,547	62,659
BA Credit Card Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.54%, 09/15/15(c)	1,110,000	1,112,554
Banc of America Merrill Lynch Commercial Mortgage Inc.,
Series 2003-1, Class A2, Pass Through Ctfs., 4.65%, 09/11/36	356,810	362,281
Series 2005-6, Class A3, Variable Rate Pass Through Ctfs., 5.37%, 09/10/47(c)	1,626,143	1,627,805
Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Floating Rate Pass Through Ctfs., 3.12%, 05/25/34(c)	355,592	326,772
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.45%, 08/25/33(c)	490,647	487,172
Bear Stearns Commercial Mortgage Securities,
Series 2004-T14, Class A4, Variable Rate Pass Through Ctfs., 5.20%, 01/12/41(c)	335,000	354,556
Series 2005-PWR8, Class A3, Pass Through Ctfs., 4.55%, 06/11/41	29,167	29,154
Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.62%, 03/11/39(c)	263,746	276,173
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	500,000	571,319
Cabela’s Master Credit Card Trust, Series 2011-2A, Class A1, Pass Through Ctfs., 2.39%, 06/17/19(b)	1,500,000	1,568,326
Chase Issuance Trust, Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	1,355,000	1,378,908
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.46%, 08/25/34(c)	1,508,902	1,505,162
CNH Equipment Trust, Series 2010-A, Class A3, Pass Through Ctfs., 1.54%, 07/15/14	77,054	77,168
Commercial Mortgage Trust, Series 2001-J2A, Class A2F, Floating Rate Pass Through Ctfs., 0.74%, 07/16/34(b)(c)	33,312	33,299
Countrywide Asset-Backed Ctfs.,
Series 2004-5, Class 4A3, Floating Rate Pass Through Ctfs., 0.56%, 10/25/34(c)	672,666	639,103
Series 2007-BC2, Class 2A1, Floating Rate Pass Through Ctfs., 0.33%, 06/25/37(c)	3,330	3,321
Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 04/25/47	140,710	140,355
Credit Suisse Mortgage Capital Ctfs.,
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 03/01/10; Cost $1,369,720)(b)	1,331,371	1,388,787
Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.70%, 09/26/34(b)(c)	675,490	642,425
Discover Card Master Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.89%, 09/15/15(c)	1,700,000	1,707,414
Ford Credit Floorplan Master Owner Trust, Series 2010-3, Class A1, Pass Through Ctfs., 4.20%, 02/15/17(b)	575,000	621,327
GE Capital Credit Card Master Note Trust,
Series 2010-2, Class A, Pass Through Ctfs., 4.47%, 03/15/20	2,000,000	2,288,304
Series 2009-2, Class A, Pass Through Ctfs., 3.69%, 07/15/15	4,000,000	4,016,162
Series 2010-3, Class A, Pass Through Ctfs., 2.21%, 06/15/16	500,000	508,090
GE Dealer Floorplan Master Note Trust, Series 2009-1, Class A, Floating Rate Pass Through Ctfs., 1.92%, 07/21/14(c)	1,000,000	1,002,083
GS Mortgage Securities Corp. II,
Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	125,000	135,111
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
Asset-Backed Securities—(continued)
Series 2007-EOP, Class J, Floating Rate Pass Through Ctfs., 4.09%, 03/06/20(b)(c)	$225,000	$224,135
Series 2012-ALOH, Class B, Pass Through Ctfs., 4.05%, 04/10/34(b)	1,000,000	1,046,494
Harley-Davidson Motorcycle Trust,
Series 2009-3, Class A3, Pass Through Ctfs., 1.74%, 09/15/13	16,103	16,110
Series 2009-4, Class A3, Pass Through Ctfs., 1.87%, 02/15/14	24,411	24,424
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A4, Pass Through Ctfs., 4.37%, 03/15/36	350,000	366,273
Series 2005-C1, Class A3, Pass Through Ctfs., 4.55%, 02/15/30	38,597	38,594
Series 2005-C3, Class A4, Pass Through Ctfs., 5.50%, 07/15/30	1,112,685	1,128,186
Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	165,000	179,105
MMAF Equipment Finance LLC, Series 2009-AA, Class A3, Pass Through Ctfs., 2.37%, 11/15/13(b)	195,985	196,558
MMCA Automobile Trust, Series 2010-A, Class A3, Pass Through Ctfs., 1.39%, 01/15/14(b)	267,602	267,947
Morgan Stanley Capital I,
Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	39,774	39,738
Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.37%, 11/14/42(c)	305,000	338,997
Series 2008-T29, Class A1, Pass Through Ctfs., 6.23%, 01/11/43	217,953	220,224
Nissan Master Owner Trust Receivables, Series 2010-AA, Class A, Floating Rate Pass Through Ctfs., 1.39%, 01/15/15(b)(c)	275,000	276,811
RBSCF Trust, Series 2010-RR3, Class MS4A, Variable Rate Pass Through Ctfs., 4.97%, 04/16/40(b)(c)	500,000	525,767
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,730,000	1,761,960
Sequoia Mortgage Trust,
Series 2012-1, Class 1A1, Floating Rate Pass Through Ctfs., 2.87%, 01/25/42(c)	2,418,111	2,448,911
Series 2012-2, Class A1, Variable Rate Pass Through Ctfs., 3.50%, 04/25/42(c)	2,951,647	3,022,448
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.34%, 08/15/39(c)	310,856	312,229
Vanderbilt Mortgage Finance,
Series 2002-B, Class A4, Pass Through Ctfs., 5.84%, 02/07/26	39,607	40,994
Series 2002-C, Class A4, Pass Through Ctfs., 6.57%, 08/07/24	60,071	62,888
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C12, Class A4, Variable Rate Pass Through Ctfs., 5.49%, 07/15/41(c)	2,505,000	2,678,466
Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(c)	20,000	22,093
Series 2005-C22, Class A3, Variable Rate Pass Through Ctfs., 5.46%, 12/15/44(c)	398,003	399,167
WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.48%, 08/25/33(c)	1,176,797	1,176,708
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(c)	414,076	415,580
Series 2004-S, Class A1, Floating Rate Pass Through Ctfs., 2.65%, 09/25/34(c)	532,800	533,793
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(c)	1,299,001	1,281,331
Wheels SPV LLC, Series 2009-1, Class A, Floating Rate Pass Through Ctfs., 1.79%, 03/15/18(b)(c)	85,588	85,677

Total Asset-Backed Securities (Cost $44,411,219)		45,457,615

U.S. Treasury Securities—7.68%
U.S. Treasury Bills—0.09%
0.10%, 11/15/12(f)(g)	500,000	499,727

U.S. Treasury Notes—7.59%
1.75%, 08/15/12	22,100,000	22,172,517
1.38%, 09/15/12	5,000,000	5,017,969
2.38%, 10/31/14	1,500,000	1,574,063
2.13%, 11/30/14	500,000	522,266
1.75%, 05/31/16	820,000	859,591
1.00%, 09/30/16	7,000,000	7,126,875
3.25%, 12/31/16	2,100,000	2,348,062
0.88%, 04/30/17	1,575,000	1,592,227
3.13%, 05/15/21	615,000	704,271
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
U.S. Treasury Notes—(continued)
1.75%, 05/15/22	$1,700,000	$1,726,562

		43,644,403

Total U.S. Treasury Securities (Cost $43,441,383)		44,144,130

U.S. Government Sponsored Mortgage-Backed Securities—4.79%
Collateralized Mortgage Obligations—1.59%
Fannie Mae REMICS,
Series 2003-112, Class FA 0.74%, 01/25/28(c)	57,294	57,313
Series 2005-35, Class AC, 4.00%, 08/25/18	51,438	51,629
Fannie Mae REMICs, Series 2010-39, Class FE, 1.01%, 06/25/37(c)	2,248,634	2,277,835
Fannie Mae Whole Loan, 0.69%, 02/25/47(c)	235,591	236,635
FDIC Structured Sale Gtd. Notes,, Series 2010-S1, Class 1A, Floating Rate Pass Through Ctfs., 0.79%, 02/25/48 (Acquired 03/05/10; Cost $2,053,875) (b)(c)	2,053,875	2,056,832
Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class B, 3.88%, 05/05/27(b)	3,000,000	3,053,788
Freddie Mac REMICS,
Series 2182, Class ZC 7.50%, 09/15/29	428,278	505,537
Series 2399, Class XF 1.19%, 01/15/32(c)	111,043	113,529
Series 2470, Class JF 1.24%, 12/15/31(c)	196,550	200,535
Series 3580, Class VA 5.00%, 01/15/13	456,067	460,858
Ginnie Mae REMICS, Series 1999-34, Class FC, 0.64%, 09/16/19(c)	112,867	113,423

		9,127,914

Federal Home Loan Mortgage Corp. (FHLMC)—0.63%
Pass Through Ctfs., ARM
2.34%, 07/01/36(c)	171,448	182,509
3.14%, 02/01/37(c)	82,093	87,807
5.43%, 01/01/38(c)	116,115	124,769
Pass Through Ctfs.,
8.00%, 11/20/12	351	353
9.00%, 05/01/15	73,242	78,591
7.50%, 06/01/16 to 07/01/24	197,015	204,865
7.00%, 12/01/16 to 10/01/34	1,034,948	1,200,606
6.00%, 02/01/17 to 03/01/23	714,860	780,269
8.50%, 02/01/19 to 08/17/26	630,948	753,928
6.50%, 01/01/33 to 12/01/35	158,782	180,830

		3,594,527

Federal National Mortgage Association (FNMA)—1.89%
Pass Through Ctfs., ARM
2.01%, 09/01/19(c)	48,215	48,716
2.34%, 11/01/32(c)	87,868	92,942
2.33%, 05/01/35(c)	394,210	418,579
3.21%, 03/01/38(c)	72,548	77,316
Pass Through Ctfs.,
7.50%, 02/01/15 to 02/01/31	739,296	877,938
7.00%, 04/01/15 to 08/01/36	5,099,820	5,815,565
8.50%, 09/01/15 to 07/01/30	420,946	524,126
6.50%, 11/01/16 to 10/01/35	1,641,019	1,859,582
8.00%, 12/01/17 to 08/01/32	868,745	982,242
9.00%, 02/01/21 to 01/01/30	154,993	191,949
10.00%, 05/01/26	5,801	5,833

		10,894,788

Government National Mortgage Association (GNMA)—0.68%
Pass Through Ctfs.,
6.50%, 10/15/13 to 02/15/34	1,971,813	2,296,523
7.00%, 05/15/17 to 06/15/32	784,624	887,760
9.50%, 09/15/17	397	399
6.00%, 06/15/18	266,445	292,892
7.75%, 11/15/19 to 02/15/21	179,534	194,058
7.50%, 12/20/25 to 07/15/32	117,119	131,303
8.50%, 07/20/27	89,563	111,392

		3,914,327

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $25,198,323)		27,531,556

U.S. Government Sponsored Agency Securities—1.48%
Federal Home Loan Mortgage Corp. (FHLMC)—0.88%
Unsec. Global Notes, 1.63%, 04/15/13	5,000,000	5,062,484

Federal National Mortgage Association (FNMA)—0.60%
Unsec. Global Notes, 2.63%, 11/20/14	3,270,000	3,444,379

Total U.S. Government Sponsored Agency Securities (Cost $8,245,800)		8,506,863

	Shares
Preferred Stocks—0.69%
Diversified Banks—0.36%
U.S. Bancorp, Series G, 6.00%, Variable Rate Pfd. (c)	80,000	2,072,000
Regional Banks—0.33%
PNC Financial Services Group Inc., Series P, 6.13% Variable Rate Pfd. (c)	75,000	1,927,500

Total Preferred Stocks (Cost $3,875,000)		3,999,500

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
Municipal Obligations—0.06%
Alameda (County of), California Joint Powers Authority (Multiple Capital); Series 2010 A, Taxable Lease RB, 7.05%, 12/01/44	$110,000	$145,314
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	170,000	201,552

Total Municipal Obligations (Cost $280,000)		346,866

	Shares
Money Market Funds—14.43%
Liquid Assets Portfolio — Institutional Class (h)	41,487,226	41,487,226
Premier Portfolio — Institutional Class (h)	41,487,225	41,487,225

Total Money Market Funds (Cost $82,974,451)		82,974,451

TOTAL INVESTMENTS—99.10% (Cost $557,942,356)		569,819,560

OTHER ASSETS LESS LIABILITIES—0.90%		5,179,912

NET ASSETS—100.00%		$574,999,472

Investment Abbreviations:

Ctfs.	—	Certificates
Deb.	—	Debentures
Gtd.	—	Guaranteed
Jr.	—	Junior
Pfd.	—	Preferred
RB	—	Revenue Bonds
REIT	—	Real Estate Investment Trust
REMICS	—	Real Estate Mortgage Investment Conduits
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured
Unsub.	—	Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $102,321,273, which represented 17.79% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(d)	Perpetual bond with no specified maturity date.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2012 represented less than 1% of the Fund’s Net Assets.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(h)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Short Term Bond Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
Invesco Short Term Bond Fund

E.	Swap Agreements — (continued)
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
F.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco Short Term Bond Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$86,973,951	$—	$—	$86,973,951
Corporate Debt Securities	—	356,858,579	0	356,858,579
Asset Backed Securities	—	45,457,615	—	45,457,615
U.S. Treasury Securities	—	44,144,130	—	44,144,130
U.S. Government Sponsored Securities	—	36,038,419	—	36,038,419
Municipal Obligations	—	346,866	—	346,866

	$86,973,951	$482,845,609	$0	$569,819,560

Futures*	(317,574)	—	—	(317,574)

Swap Agreements*	—	(243)	—	(243)

Total Investments	$86,656,377	$482,845,366	$0	$569,501,743

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of May 31, 2012:

	Notional Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Credit risk
Swap agreements (a)	$19,652	$(19,895)

Interest rate risk
Futures contracts (a)	20,023	(337,597)

(a)	Includes cumulative appreciation (depreciation) of futures and swap agreements.
Invesco Short Term Bond Fund

Effect of Derivative Instruments for the three months ended May 31, 2012
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

		Swap
	Futures *	Agreements *

Realized Gain (Loss)
Credit risk	$(814,924)	$—

Interest rate risk	—	—

Change in Unrealized Appreciation (Depreciation)
Credit risk	$(490,995)	$—

Interest rate risk	—	(243)

Total	$(1,305,919)	$(243)

*	The average notional value of futures and swap agreements outstanding during the period was $88,551,047 and $8,000,000, respectively.

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

U.S. Treasury 2 Year Notes	108	September-2012	$23,803,875	$20,023

Short Contracts
U.S. Treasury 5 Year Notes	226	September-2012	(28,066,375)	(101,115)
U.S. Treasury 10 Year Notes	239	September-2012	(32,011,062)	(215,229)
U.S. Treasury 30 Year Bonds	9	September-2012	(1,347,469)	(21,253)

Subtotal				$(337,597)

Total				$(317,574)

Open Credit Default Swap Agreements

								Value
					Implied	Notional		Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Credit	Value	Upfront	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Spread(a)	(000)	Payments	(Depreciation)

Deutsche Bank	JP Morgan & Co	Buy	(1.00)%	06/20/17	1.54%	$6,000	$168,640	$(13,432)

Bank of America	Citigroup, Inc.	Buy	(1.00)	06/20/17	2.70	6,000	469,170	(6,463)

Morgan Stanley	CDX North America Investment Grade 18	Buy	(1.00)	06/20/17	1.23	12,000	110,058	19,652

Total Credit Default Swap Agreements								$(243)

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
Invesco Short Term Bond Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2012 was $56,069,707 and $81,361,520, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$12,695,300

Aggregate unrealized (depreciation) of investment securities	(1,697,777)

Net unrealized appreciation of investment securities	$10,997,523

Cost of investments for tax purposes is $558,822,037.
Invesco Short Term Bond Fund

Invesco U.S. Government Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	GOV-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities—65.67%

Collateralized Mortgage Obligations—36.17%
Fannie Mae REMICs,
5.50%, 04/25/17	$280,060	$288,453
5.00%, 04/25/18 to 09/25/37	20,382,835	21,673,846
4.00%, 07/25/18 to 07/25/40	20,831,477	21,981,120
3.50%, 10/25/18 to 12/25/31	4,864,543	4,963,721
4.50%, 07/25/19 to 07/25/27	5,114,308	5,242,243
4.25%, 12/25/19 to 02/25/37	13,814,682	14,638,706
2.25%, 02/25/21	1,498,939	1,545,833
3.00%, 07/25/22 to 09/25/36	12,682,446	13,117,684
2.50%, 03/25/26	5,004,447	5,217,622
7.00%, 09/18/27	2,498,181	2,942,230
6.50%, 01/25/30 to 03/25/32	8,547,634	9,799,941
5.75%, 10/25/35	3,051,714	3,443,160
0.54%, 05/25/36(a)	11,738,505	11,761,122
0.74%, 03/25/37 to 03/25/40(a)	11,849,059	11,879,804
1.01%, 06/25/37(a)	10,581,805	10,719,221
6.58%, 06/25/39(a)	4,991,214	5,915,577
0.79%, 02/25/41(a)	8,893,829	8,943,236
0.76%, 11/25/41(a)	3,467,308	3,484,867
0.64%, 05/01/42(a)	12,000,000	12,024,641
Federal Home Loan Bank,
5.27%, 12/28/12	1,741,287	1,780,746
5.07%, 10/20/15	4,527,048	4,905,950
Freddie Mac REMICs,
0.85%, 03/15/13	5,459,291	5,461,292
3.50%, 10/15/16 to 12/15/27	5,250,165	5,383,607
4.38%, 05/15/17	703,646	708,311
4.16%, 07/15/17	1,010,265	1,018,909
3.77%, 09/15/17	1,252,764	1,270,200
3.84%, 09/15/17	1,902,013	1,931,723
4.00%, 12/15/17 to 03/15/38	14,752,158	15,280,274
4.50%, 07/15/18 to 10/15/36	12,031,238	12,332,433
3.00%, 10/15/18 to 04/15/26	12,028,591	12,486,521
3.75%, 10/15/18	2,564,292	2,652,128
4.25%, 01/15/19	3,041,931	3,132,708
5.00%, 01/15/19 to 11/15/32	8,506,551	8,934,926
0.64%, 04/15/28 to 06/15/37(a)	25,405,465	25,484,112
5.50%, 09/15/30	108,354	108,470
5.25%, 08/15/32	3,138,137	3,229,900
0.74%, 12/15/35 to 03/15/40(a)	12,224,090	12,303,191
0.54%, 03/15/36(a)	10,883,418	10,918,153
5.75%, 05/15/36	2,740,456	2,877,812
0.59%, 11/15/36(a)	5,522,030	5,539,021
0.69%, 03/15/39 to 11/15/41(a)	21,424,359	21,511,272
1.10%, 11/15/39(a)	2,352,171	2,376,579
Ginnie Mae REMICs,
4.00%, 04/16/33 to 02/20/38	16,117,752	16,851,848
4.50%, 05/20/33 to 08/20/35	38,596,324	40,527,653
5.76%, 08/20/34(a)	3,764,681	4,323,116
5.84%, 01/20/39(a)	9,946,797	11,465,270
1.04%, 09/16/39(a)	5,221,417	5,322,225
4.51%, 07/20/41(a)	3,009,408	3,311,002

		413,012,379

Federal Deposit Insurance Company (FDIC).—0.22%
Series 2010-S1, Class 1A, Gtd. Notes, 0.79%, 02/25/48(a)(b)	2,567,340	2,571,037

Federal Home Loan Mortgage Corp. (FHLMC)—13.20%
Pass Through Ctfs.,
12.00%, 02/01/13	32	32
7.00%, 12/01/14 to 03/01/36	3,267,644	3,748,079
6.50%, 04/01/15 to 12/01/35	15,511,141	17,615,018
8.00%, 12/01/15 to 02/01/35	6,773,775	8,310,969
10.00%, 02/01/16 to 04/01/20	208,822	249,678
6.00%, 06/01/17 to 07/01/38	6,315,581	6,925,615
10.50%, 08/01/19 to 01/01/21	28,253	31,941
4.50%, 09/01/20 to 01/01/40	12,446,196	13,526,922
8.50%, 09/01/20 to 08/01/31	518,712	644,550
7.50%, 11/01/20 to 05/01/35	5,703,173	6,918,326
9.50%, 11/01/20 to 04/01/25	159,994	191,106
9.00%, 06/01/21 to 04/01/25	658,236	766,662
5.50%, 12/01/22 to 11/01/39	9,349,525	10,230,234
3.50%, 08/01/26	6,545,735	6,985,272
7.05%, 05/20/27	427,336	491,379
6.03%, 10/20/30	923,530	1,072,722
5.00%, 07/01/35 to 01/01/40	8,359,153	9,084,107
Pass Through Ctfs., ARM,
2.66%, 10/01/36(a)	1,767,170	1,896,421
2.81%, 12/01/36(a)	1,402,738	1,498,088
3.60%, 05/01/37(a)	1,194,309	1,268,617
5.53%, 11/01/37(a)	4,511,826	4,903,810
5.43%, 01/01/38(a)	928,923	998,152
Pass Through Ctfs., TBA,
Pass Through Ctfs.,
3.50%, 06/01/42(c)	17,000,000	17,810,157
4.00%, 06/01/42(c)	33,500,000	35,546,639

		150,714,496

Federal National Mortgage Association (FNMA)—13.10%
Pass Through Ctfs.,
7.50%, 06/01/12 to 08/01/37	7,968,168	9,644,361
7.00%, 10/01/12 to 06/01/36	10,769,106	12,478,384
6.00%, 10/01/13 to 10/01/38	24,018,864	26,553,061
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Government Fund

	Principal
	Amount	Value

Federal National Mortgage Association (FNMA)—(continued)
8.00%, 02/01/14 to 12/01/36	$6,700,087	$8,182,501
12.00%, 12/01/15 to 01/01/16	15,198	15,578
6.50%, 04/01/16 to 10/01/38	14,864,065	16,894,695
9.50%, 07/01/16 to 08/01/22	28,454	32,684
9.00%, 12/01/16	58,376	65,513
5.00%, 01/01/17 to 03/01/40	18,044,565	19,638,126
4.50%, 04/01/19 to 08/01/39	12,738,373	13,948,823
10.00%, 12/20/19 to 12/20/21	179,318	191,288
5.50%, 03/01/21 to 05/01/35	15,515,159	17,098,887
6.75%, 07/01/24	862,683	983,369
8.50%, 09/01/24 to 08/01/37	4,359,101	5,409,347
10.24%, 04/20/25	92,195	98,781
6.95%, 07/01/25 to 09/01/26	195,613	224,779
Pass Through Ctfs., ARM,
2.49%, 10/01/34(a)	4,973,728	5,334,551
2.36%, 05/01/35(a)	3,060,924	3,250,139
Pass Through Ctfs., BAL,
3.84%, 04/01/18	5,793,470	6,385,823
Pass Through Ctfs., TBA,
3.50%, 06/01/42(c)	3,000,000	3,149,531

		149,580,221

Government National Mortgage Association (GNMA)—2.98%
Pass Through Ctfs.,
8.00%, 12/15/16 to 08/15/36	3,163,320	3,723,851
7.00%, 08/20/12 to 12/15/36	2,860,861	3,364,796
12.00%, 02/15/13 to 07/15/15	5,693	5,981
13.00%, 10/15/14 to 12/15/14	8,892	8,969
11.00%, 09/15/15	253	255
10.50%, 02/15/16	2,088	2,102
10.00%, 06/15/16 to 07/15/24	309,578	338,725
8.50%, 09/20/16 to 01/15/37	587,460	691,399
9.00%, 10/15/16 to 04/15/21	86,456	89,815
8.75%, 10/20/16	27,198	27,346
9.50%, 08/15/17 to 03/15/23	115,373	128,575
6.50%, 09/15/17 to 01/15/37	6,778,273	7,796,739
6.95%, 07/20/25 to 11/20/26	670,218	785,905
7.50%, 03/15/26 to 10/15/35	3,458,397	4,188,598
6.00%, 12/15/28 to 08/15/33	2,579,803	2,921,384
6.10%, 12/20/33	3,881,237	4,510,172
Pass Through Ctfs., TBA,
4.50%, 06/01/42(c)	4,925,000	5,419,039

		34,003,651

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $730,062,575)		749,881,784

U.S. Government Sponsored Agency Securities—18.03%

Federal Agricultural Mortgage Corp.—2.23%
Sec. Gtd. Notes, 5.13%, 04/19/17	6,000,000	7,123,319
Sr. Unsec. Notes, 2.00%, 07/27/16(b)	4,000,000	4,194,153
Unsec. Medium-Term Notes,
1.25%, 12/06/13	7,000,000	7,099,257
0.85%, 08/11/14	7,000,000	7,047,328

		25,464,057

Federal Farm Credit Bank (FFCB)—2.15%
Bonds,
3.00%, 09/22/14	3,600,000	3,814,798
1.05%, 03/28/16	7,000,000	7,089,079
Global Bonds, 1.38%, 06/25/13	4,000,000	4,049,509
Medium-Term Notes, 5.75%, 12/07/28	7,000,000	9,574,632

		24,528,018

Federal Home Loan Bank (FHLB)—0.43%
Unsec. Global Bonds, 1.50%, 10/12/17	4,800,000	4,908,350

Federal Home Loan Mortgage Corp. (FHLMC)—5.57%
Sr. Unsec. Global Notes, 5.00%, 04/18/17	2,750,000	3,280,776
Unsec. Global Notes,
0.75%, 11/25/14	9,700,000	9,765,733
0.63%, 12/29/14	9,800,000	9,840,790
0.50%, 04/17/15	9,700,000	9,697,983
2.00%, 08/25/16	5,500,000	5,777,522
1.00%, 03/08/17	10,300,000	10,348,241
1.25%, 05/12/17	8,000,000	8,115,331
1.00%, 06/29/17	6,800,000	6,809,541

		63,635,917

Federal National Mortgage Association (FNMA)—5.66%
Sr. Unsec. Global Bonds, 5.00%, 05/11/17	4,000,000	4,779,126
Sr. Unsec. Global Notes,
0.75%, 12/19/14	12,000,000	12,076,981
0.38%, 03/16/15	8,000,000	7,973,433
Unsec. Global Notes,
3.00%, 09/16/14	2,100,000	2,223,964
0.50%, 05/27/15	5,850,000	5,843,538
0.50%, 07/02/15	2,300,000	2,295,902
1.63%, 10/26/15	6,000,000	6,201,767
2.25%, 03/15/16	5,000,000	5,272,212
5.25%, 09/15/16	1,750,000	2,077,446
1.13%, 04/27/17	12,700,000	12,810,184
Unsec. Notes,
1.38%, 11/15/16	3,000,000	3,068,547

		64,623,100

Tennessee Valley Authority (TVA)—1.99%
Global Bonds, 4.88%, 12/15/16	11,377,000	13,433,168
Global Notes, 5.50%, 07/18/17	7,700,000	9,348,662

		22,781,830

Total U.S. Government Sponsored Agency Securities (Cost $200,061,616)		205,941,272

See accompanying notes which are an integral part of this schedule.
Invesco U.S. Government Fund

	Principal
	Amount		Value

U.S. Treasury Securities—16.24%

U.S. Treasury Notes—8.44%
1.00% 10/31/16	$5,000,000		$5,090,625
0.88% 11/30/16	5,000,000		5,063,281
2.75% 05/31/17	6,000,000		6,607,500
2.38%(d) 07/31/17	16,000,000		17,335,000
1.38% 12/31/18	3,000,000		3,084,375
1.25% 01/31/19	7,500,000		7,641,797
3.50% 05/15/20	14,500,000		17,048,828
2.63% 08/15/20	7,000,000		7,750,313
3.13% 05/15/21	20,000,000		22,903,125
2.13% 08/15/21	3,700,000		3,909,859

			96,434,703

U.S. Treasury Bonds—4.23%
7.88% 02/15/21	6,500,000		10,030,312
7.50% 11/15/24	7,320,000		11,962,481
3.50% 02/15/39	2,500,000		2,943,750
4.25% 05/15/39	2,900,000		3,853,375
4.63% 02/15/40	2,800,000		3,941,438
4.38% 05/15/41	11,500,000		15,625,625

			48,356,981

U.S. Treasury Inflation — Indexed Bonds—3.57%
0.13% 04/15/16	6,234,000	(e)	6,530,052
0.63% 07/15/21	16,789,000	(e)	18,838,243
0.13% 01/15/22	9,119,000	(e)	9,712,097
0.75% 02/15/42	5,278,000	(e)	5,627,335

			40,707,727

Total U.S. Treasury Securities (Cost $168,308,979)			185,499,411

Corporate Bonds and Notes—2.37%

Diversified Banks—0.96%
Ally Financial, Inc., Gtd. Notes, 2.20%, 12/19/12	3,800,000		3,839,560
U.S. Central Federal Credit Union, Unsec. Gtd. Notes, 1.90%, 10/19/12	7,070,000		7,117,265

			10,956,825

Private Export Funding Corp.—1.41%
Sec. Gtd. Notes,
2.13%, 07/15/16	5,000,000		5,267,096
1.38%, 02/15/17	5,000,000		5,105,324
4.30%, 12/15/21	4,800,000		5,779,755

			16,152,175

Total Corporate Bonds and Notes (Cost $25,630,438)			27,109,000

Foreign Bonds—2.25%

Sovereign Debt—0.24%
Israel Government Agency for International Development (AID) Bond (Israel), Gtd. Bonds, 5.13%, 11/01/24	2,200,000		2,796,240

Collaterized Mortgage Obligations—2.01%
La Hipotecaria S.A. (Panama)-Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.25%, 09/08/39(a)(b)	22,070,383		22,932,508

Total Foreign Bonds (Cost $25,037,192)			25,728,748

	Shares

Money Market Funds—1.57%

Government & Agency Portfolio — Institutional Class (Cost $17,875,939)(f)	17,875,939	17,875,939

TOTAL INVESTMENTS—106.13% (Cost $1,116,976,739)		1,212,036,154

OTHER ASSETS LESS LIABILITIES—(6.13)%		(70,056,160)

NET ASSETS—100.00%		$1,141,979,994

Investment Abbreviations:

ARM	— Adjustable Rate Mortgage

BAL	— Balloon

Ctfs.	— Certificates

Gtd.	— Guaranteed

Jr.	— Junior

Pfd.	— Preferred

REMIC	— Real Estate Mortgage Investments Conduits

Sec.	— Secured

Sr.	— Senior

TBA	— To Be Announced

Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $29,697,698, which represented 2.60% of the Trust’s Net Assets.

(c)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(e)	Principal amount of security and interest payments are adjusted for inflation.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Government Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco U.S. Government Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

E.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all
Invesco U.S. Government Fund

E.	Futures Contracts — (continued)

exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

G.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$17,875,939	$—	$—	$17,875,939

U.S. Treasury Securities	—	185,499,411	—	185,499,411

U.S. Government Sponsored Securities	—	955,823,056	—	955,823,056

Corporate Debt Securities	—	27,109,000	—	27,109,000

Foreign Government Debt Securities	—	2,796,240	—	2,796,240

Foreign Bonds	—	22,932,508	—	22,932,508

	$17,875,939	$1,194,160,215	$—	$1,212,036,154

Futures*	2,576,288	—	—	2,576,288

Total Investments	$20,452,227	$1,194,160,215	$—	$1,214,612,442

*	Unrealized appreciation.
Invesco U.S. Government Fund

NOTE 3 — Derivative Investments
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of May 31, 2012:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts	$3,704,688	$(1,128,400)

Effect of Derivative Instruments for the three months ended May 31, 2012
The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of
Operations
Futures *

Realized Gain
Interest rate risk	$2,107,348

Change in Unrealized Appreciation
Interest rate risk	3,047,197

Total	$5,154,545

*	The average notional value of futures outstanding during the period was $208,711,748.

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

Ultra U.S. Treasury Bonds	734	September-2012	$124,046,000	$3,352,646

U.S. Treasury 2 Year Notes	209	September-2012	113,879,938	313,293

U.S. Treasury 5 Year Notes	917	September-2012	46,064,906	38,749

Subtotal			$283,990,844	$3,704,688

Short Contracts
U.S. Treasury 10 Year Notes	191	September-2012	(25,582,063)	(172,003)

U.S. Treasury Long Bonds	405	September-2012	(60,636,094)	(956,397)

Subtotal			$(86,218,157)	$(1,128,400)

Total			$197,772,687	$2,576,288

Invesco U.S. Government Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2012 was $306,007,787 and $330,003,962, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $5,254,797 and $7,474,780. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$42,865,626

Aggregate unrealized (depreciation) of investment securities	(2,158,649)

Net unrealized appreciation of investment securities	$40,706,977

Cost of investments for tax purposes is $1,171,329,177.
Invesco U.S. Government Fund

Invesco Van Kampen Corporate Bond Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	VK-CBD-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds and Notes—82.16%(a)

Advertising—0.56%
National CineMedia LLC, Sr. Sec. Gtd. Notes, 6.00%, 04/15/22(b)	$35,000	$35,088
Omnicom Group Inc., Sr. Unsec. Global Notes, 3.63%, 05/01/22	1,070,000	1,086,646
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	3,830,000	4,370,734

		5,492,468

Aerospace & Defense—0.26%
BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	30,000	30,675
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	520,000	572,000
Huntington Ingalls Industries Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 03/15/18	65,000	66,950
7.13%, 03/15/21	205,000	213,712
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	140,000	150,500
Textron Inc., Sr. Unsec. Notes, 4.63%, 09/21/16	1,375,000	1,496,882

		2,530,719

Agricultural Products—0.86%
Bunge Ltd. Finance Corp., Sr. Unsec. Gtd. Notes, 4.10%, 03/15/16	2,285,000	2,423,467
Cargill, Inc., Sr. Unsec. Notes, 5.60%, 09/15/12(b)	2,000,000	2,027,964
Ingredion Inc.,
Sr. Unsec. Notes,
3.20%, 11/01/15	2,000,000	2,095,229
6.63%, 04/15/37	1,495,000	1,837,482

		8,384,142

Airlines—1.71%
America West Airlines Pass Through Trust, Series 2001-1, Class G, Sec. Pass Through Ctfs., 7.10%, 04/02/21	1,240,897	1,287,431
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 03/15/11-11/29/11; Cost 364,041)(b)(c)	435,000	393,675
American Airlines Pass Through Trust, Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	570,333	614,890
Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	3,372,455	3,305,006
Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	172,309	174,679
Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	2,521,539	2,912,377
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	97,748	107,003
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	2,456,350	2,473,237
Delta Air Lines Pass Through Trust, Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	552,665	630,729
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	80,000	80,600
Series 2010-2, Class A, Sec. Pass Through Ctfs., 4.95%, 05/23/19	2,281,384	2,425,396
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	105,000	106,575
Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	656,294	701,004
Delta Air Lines, Inc.,
Sec. Notes,
9.50%, 09/15/14(b)	79,000	83,345
12.25%, 03/15/15(b)	310,000	337,900
UAL Pass Through Trust, Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	364,022	418,625
Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	417,443	479,538
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	195,940	176,346

		16,708,356

Alternative Carriers—0.08%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	205,000	220,375
Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	255,000	275,400
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Alternative Carriers—(continued)
Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes,
9.38%, 04/01/19	$125,000	$133,437
8.13%, 07/01/19	115,000	115,575

		744,787

Aluminum—0.03%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	250,000	249,531
Apparel Retail—0.21%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	275,000	298,375
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	1,035,000	1,069,284
J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	325,000	326,625
Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	250,000	295,625
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	75,000	80,625

		2,070,534

Apparel, Accessories & Luxury Goods—0.27%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	385,000	395,588
Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	585,000	568,912
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	945,000	992,250
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	665,000	653,778

		2,610,528

Asset Management & Custody Banks—0.05%
DJO Finance LLC/Corp.,
Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	35,000	28,262
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	330,000	236,775
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	120,000	120,600
Samson Investment Co., Sr. Unsec. Notes, 9.75%, 02/15/20(b)	100,000	100,000

		485,637

Auto Parts & Equipment—0.14%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	380,000	398,050
American Axle & Manufacturing, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/15/19	245,000	260,925
Dana Holding Corp., Sr. Unsec. Notes, 6.75%, 02/15/21	285,000	305,662
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 12/15/20	410,000	438,700

		1,403,337

Automobile Manufacturers—0.17%
Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	200,000	200,500
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	1,085,000	1,421,350

		1,621,850

Automotive Retail—0.99%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	6,175,000	7,072,570
AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	2,350,000	2,553,603

		9,626,173

Biotechnology—0.01%
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	120,000	128,100

Brewers—0.94%
Anheuser-Busch InBev Worldwide Inc. (Belgium),
Sr. Unsec. Gtd. Global Notes,
4.13%, 01/15/15	1,280,000	1,386,928
2.88%, 02/15/16	1,500,000	1,593,791
8.20%, 01/15/39	280,000	460,824
FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(b)	2,000,000	2,178,271
SABMiller Holdings Inc. (United Kingdom),
Sr. Unsec. Gtd. Notes,
3.75%, 01/15/22(b)	1,965,000	2,082,367
4.95%, 01/15/42(b)	1,380,000	1,508,328

		9,210,509

Broadcasting—0.95%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	220,000	229,900
Clear Channel Worldwide Holdings Inc., Sr. Unsec. Gtd. Sub. Notes, 7.63%, 03/15/20(b)	240,000	228,900
COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	1,270,000	1,405,636
Sr. Unsec. Notes,
9.38%, 01/15/19(b)	1,860,000	2,529,845
8.38%, 03/01/39(b)	2,185,000	3,164,953
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 3.70%, 06/01/15	1,610,000	1,722,998

		9,282,232

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Building Products—0.31%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	$205,000	$161,950
Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	275,000	242,688
Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	440,000	469,700
Sr. Unsec. Notes, 6.88%, 08/15/18(b)	255,000	265,837
Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	330,000	335,981
Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	95,000	96,781
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	705,000	690,900
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Unsec. Gtd. Notes, 10.00%, 06/01/20(b)	245,000	248,675
USG Corp.,
Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20 (b)	285,000	296,400
Sr. Unsec. Notes, 9.75%, 01/15/18	170,000	174,250

		2,983,162

Cable & Satellite—3.26%
Comcast Corp., Sr. Unsec. Gtd. Global Bonds, 6.40%, 05/15/38	1,100,000	1,345,482
Sr. Unsec. Gtd. Global Notes,
6.50%, 01/15/15	4,425,000	5,024,494
5.70%, 05/15/18	2,005,000	2,363,318
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	1,885,000	2,328,192
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Sr. Unsec. Gtd. Global Notes,
2.40%, 03/15/17	1,235,000	1,241,087
5.15%, 03/15/42	1,085,000	1,071,766
DISH DBS Corp.,
Sr. Unsec. Gtd. Notes,
4.63%, 07/15/17(b)	360,000	351,000
5.88%, 07/15/22(b)	175,000	170,625
NBC Universal Media LLC,
Sr. Unsec. Global Notes,
2.10%, 04/01/14	1,825,000	1,860,354
5.15%, 04/30/20	1,050,000	1,217,369
5.95%, 04/01/41	1,735,000	2,088,894
Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	3,365,000	4,086,389
Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	1,442,000	1,618,201
Unitymedia Hessen GmbH & Co KG/Unitymedia NRW GmbH (Germany), 7.50%, 03/15/19(b)	355,000	376,305
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec. Gtd. Global Notes,
6.50%, 01/15/18	4,105,000	4,519,638
5.25%, 01/15/21	1,885,000	2,128,065

		31,791,179

Casinos & Gaming—0.38%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	285,000	297,113
Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	260,000	205,400
Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	55,000	45,650
Chester Downs & Marina LLC, Sr. Sec. Gtd. Sub. Notes, 9.25%, 02/01/20(b)	40,000	41,800
CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	25,000	26,000
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	1,005,000	1,037,662
Sr. Unsec. Gtd. Notes,
8.63%, 02/01/19(b)	60,000	63,600
7.75%, 03/15/22	305,000	306,525
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	271,000	277,775
Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.53%, 02/01/14(b)(d)	300,000	287,250
Sr. Sec. Notes, 9.13%, 02/01/15(b)	425,000	426,062
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	55,000	60,225
Sr. Sec. Gtd. First Mortgage Notes, 5.38%, 03/15/22(b)	660,000	640,200

		3,715,262

Coal & Consumable Fuels—0.08%
CONSOL Energy Inc.,
Sr. Unsec. Gtd. Global Notes,
8.00%, 04/01/17	125,000	125,625
8.25%, 04/01/20	460,000	462,300
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	195,000	193,781

		781,706

Communications Equipment—0.07%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	365,000	330,325
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Communications Equipment—(continued)
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	$80,000	$82,800
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	95,000	98,800
ViaSat Inc., Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	190,000	190,950

		702,875

Computer & Electronics Retail—0.26%
Best Buy Co. Inc., Sr. Unsec. Global Notes, 6.75%, 07/15/13	2,070,000	2,167,031
Rent-A-Center Inc., Sr. Unsec. Gtd Global Notes, 6.63%, 11/15/20	390,000	409,500

		2,576,531

Computer Storage & Peripherals—0.02%
Seagate HDD Cayman,
Sr. Unsec. Gtd. Global Notes,
7.75%, 12/15/18	80,000	86,800
7.00%, 11/01/21	60,000	63,900

		150,700

Construction & Engineering—0.35%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	380,000	395,200
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	210,000	218,137
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	640,000	644,800
URS Corp., Sr. Unsec. Notes, 5.00%, 04/01/22(b)	2,070,000	2,117,375

		3,375,512

Construction & Farm Machinery & Heavy Trucks—0.24%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	110,000	125,125
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	255,000	255,638
John Deere Capital Corp., Unsec. Global Notes, 0.88%, 04/17/15	1,280,000	1,283,186
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	200,000	215,500
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	200,000	211,000
Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	270,000	281,137

		2,371,586

Construction Materials—0.43%
Cemex Espana Luxembourg (Mexico), Sr. Sec. Gtd. Notes, 9.88%, 04/30/19(b)	329,000	273,263
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	375,000	345,124
CRH America Inc.,
Sr. Unsec. Gtd. Notes,
4.13%, 01/15/16	1,140,000	1,171,427
8.13%, 07/15/18	1,395,000	1,674,445
Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	220,000	213,400
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	505,000	498,688

		4,176,347

Consumer Finance—1.64%
Ally Financial Inc.,
Sr. Unsec. Gtd. Global Notes,
8.00%, 03/15/20	20,000	22,500
7.50%, 09/15/20	995,000	1,099,475
8.00%, 11/01/31	420,000	474,600
American Express Credit Corp., Series C, Sr. Unsec. Medium-Term Global Notes, 7.30%, 08/20/13	5,480,000	5,883,913
Capital One Capital VI, Jr. Ltd. Gtd. Sub. Pfd. Securities, 8.88%, 05/15/40	2,000,000	2,045,000
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 5.88%, 08/02/21	200,000	227,250
National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	360,000	398,700
SLM Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	3,290,000	3,332,749
Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	2,475,000	2,528,223

		16,012,410

Data Processing & Outsourced Services—0.09%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	630,000	653,625
Fidelity National Information Services Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22(b)	30,000	29,100
SunGard Data Systems Inc.,
Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/18	60,000	61,200
7.63%, 11/15/20	110,000	113,300

		857,225

Department Stores—0.05%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	520,000	448,500

Distillers & Vintners—0.07%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	410,000	284,950
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Distillers & Vintners—(continued)
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	$320,000	$362,400
Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	30,000	31,875

		679,225

Diversified Banks—7.85%
Abbey National Treasury Services PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes,
2.88%, 04/25/14	1,070,000	1,046,896
4.00%, 04/27/16	850,000	829,358
ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	1,050,000	1,046,206
ANZ National Int’l Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b)	1,145,000	1,154,118
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	980,000	1,005,023
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	1,625,000	1,878,450
Unsec. Sub. Global Notes, 5.14%, 10/14/20	765,000	732,732
Unsec. Sub. Notes, 6.05%, 12/04/17(b)	1,210,000	1,206,602
BBVA U.S. Senior S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Yankee Notes, 3.25%, 05/16/14	3,200,000	3,078,004
BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(b)	2,640,000	2,594,622
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands), Jr. Unsec. Sub. Notes, 11.00%(b)(e)	760,000	946,690
Hana Bank (South Korea),
Sr. Unsec. Notes,
4.50%, 10/30/15(b)	4,015,000	4,240,846
4.25%, 06/14/17(b)	1,500,000	1,557,614
HSBC Bank PLC (United Kingdom),
Sr. Unsec. Notes,
1.63%, 08/12/13(b)	2,500,000	2,512,310
4.13%, 08/12/20(b)	3,245,000	3,459,729
HSBC Finance Corp., Sr. Unsec. Sub. Global Notes, 6.68%, 01/15/21	1,982,000	2,148,845
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	2,070,000	2,114,503
ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	1,650,000	1,617,289
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 09/01/15(b)	2,510,000	2,480,781
Unsec. Notes, 3.75%, 03/07/17(b)	1,425,000	1,409,181
Unsec. Sub. Notes, 5.13%, 05/01/15(b)	1,540,000	1,564,403
Korea Development Bank (The) (South Korea),
Sr. Unsec. Global Notes,
4.38%, 08/10/15	4,315,000	4,552,817
3.50%, 08/22/17	1,475,000	1,511,021
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	2,200,000	2,268,232
Sr. Unsec. Gtd. Medium-Term Notes, 4.38%, 01/12/15(b)	2,000,000	2,027,718
Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	4,780,000	4,579,372
RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Variable Rate Bonds, 6.43%(e)	95,000	61,750
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec. Global Notes, 6.40%, 10/21/19	380,000	394,875
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	5,405,000	5,548,884
Series 2, Sr. Unsec. Gtd. Global Notes, 3.40%, 08/23/13	1,000,000	1,010,260
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(b)	3,000,000	2,815,753
Societe Generale S.A. (France), Sr. Unsec. Medium-Term Notes, 5.20%, 04/15/21(b)	2,840,000	2,658,821
Sr. Unsec. Notes, 2.50%, 01/15/14(b)	775,000	768,120
Standard Chartered PLC (United Kingdom),
Sr. Unsec. Notes,
5.50%, 11/18/14(b)	2,235,000	2,384,871
3.85%, 04/27/15(b)	610,000	637,934
3.20%, 05/12/16(b)	1,200,000	1,232,899
U.S. Bank N.A., Sub. Notes, 3.78%, 04/29/20	1,400,000	1,465,962
VTB Bank OJSC Via VTB Capital S.A. (Russia),
Sr. Unsec. Loan Participation Notes,
6.32%, 02/22/18(b)	2,470,000	2,451,799
6.55%, 10/13/20(b)	1,760,000	1,726,429

		76,721,719

Diversified Capital Markets—0.51%
UBS AG (Switzerland), Sr. Unsec. Global Notes, 5.88%, 12/20/17	3,395,000	3,721,664
Sr. Unsec. Medium-Term Global Notes, 5.75%, 04/25/18	1,180,000	1,295,275

		5,016,939

Diversified Chemicals—0.11%
Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.25%, 11/15/20	1,000,000	1,064,850

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Diversified Metals & Mining—1.14%
FMG Resources Pty Ltd. (Australia),
Sr. Unsec. Gtd. Notes,
7.00%, 11/01/15(b)	$300,000	$301,875
6.38%, 02/01/16(b)	140,000	137,272
Sr. Unsec. Notes, 6.88%, 04/01/22(b)	220,000	212,442
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 3.55%, 03/01/22	1,275,000	1,267,007
Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	230,000	147,256
Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	3,350,000	3,535,331
Southern Copper Corp.,
Sr. Unsec. Global Notes,
5.38%, 04/16/20	885,000	967,869
6.75%, 04/16/40	1,305,000	1,377,229
Vale Overseas Ltd. (Brazil),
Sr. Unsec. Gtd. Global Notes,
4.63%, 09/15/20	655,000	675,316
6.88%, 11/10/39	2,080,000	2,388,809
Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	95,531

		11,105,937

Diversified REIT’s—0.23%
Qatari Diar Finance QSC (Qatar), Unsec. Gtd. Unsub. Notes, 5.00%, 07/21/20(b)	2,000,000	2,227,046

Diversified Support Services—0.61%
International Lease Finance Corp.,
Sr. Unsec. Global Notes,
4.88%, 04/01/15	2,070,000	2,036,363
5.88%, 04/01/19	3,965,000	3,874,548

		5,910,911

Drug Retail—0.70%
CVS Pass Through Trust, Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	3,660,916	4,243,518
Sec. Mortgage Pass Through Ctfs., 8.35%, 07/10/31(b)	0	0
Sr. Sec. Gtd. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	2,353,949	2,614,258

		6,857,776

Electric Utilities—2.18%
DCP Midstream LLC,
Sr. Unsec. Notes,
9.70%, 12/01/13(b)	3,500,000	3,863,974
9.75%, 03/15/19(b)	430,000	562,899
Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,200,000	1,197,968
Entergy Gulf States Louisiana LLC, Sec. First Mortgage Bonds, 5.59%, 10/01/24	2,425,000	2,893,308
Indiana Michigan Power Co., Series I, Sr. Unsec. Notes, 7.00%, 03/15/19	932,000	1,174,678
LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25 (c)	250,000	208,750
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	3,805,000	4,508,046
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	695,000	955,278
Southern Co. (The), Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	1,300,000	1,347,017
Southern Power Co., Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	3,266,000	3,588,869
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	760,000	910,870

		21,211,657

Electrical Components & Equipment—0.03%
Belden Inc., Sr. Gtd. Sub. Global Notes, 9.25%, 06/15/19	200,000	220,500
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	115,000	120,175

		340,675

Electronic Components—0.57%
Corning, Inc.,
Sr. Unsec. Notes,
6.63%, 05/15/19	665,000	817,827
7.25%, 08/15/36	1,800,000	2,269,080
4.75%, 03/15/42	2,330,000	2,423,058

		5,509,965

Electronic Manufacturing Services—0.03%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	285,000	277,875

Environmental & Facilities Services—0.35%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	3,170,000	3,385,607

Forest Products—0.02%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	220,000	183,150

Gas Utilities—0.10%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	380,000	342,000
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	625,000	660,937

		1,002,937

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Gold—1.43%
Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	$850,000	$894,735
Sr. Unsec. Notes,
3.85%, 04/01/22(b)	1,475,000	1,525,381
5.25%, 04/01/42(b)	1,580,000	1,695,358
Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	5,645,000	5,327,876
Kinross Gold Corp. (Canada),
Sr. Unsec. Gtd. Notes,
5.13%, 09/01/21(b)	1,260,000	1,340,112
6.88%, 09/01/41(b)	2,860,000	3,167,281

		13,950,743

Health Care Distributors—0.55%
AmerisourceBergen Corp., Sr. Unsec. Gtd. Notes, 3.50%, 11/15/21	5,115,000	5,397,918

Health Care Equipment—0.30%
Boston Scientific Corp., Sr. Unsec. Notes, 4.50%, 01/15/15	1,275,000	1,365,426
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	1,575,000	1,583,427

		2,948,853

Health Care Facilities—0.25%
HCA, Inc.,
Sr. Sec. Gtd. Global Notes,
7.88%, 02/15/20	490,000	540,225
5.88%, 03/15/22	170,000	170,000
HealthSouth Corp.,
Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	195,000	203,775
7.75%, 09/15/22	195,000	205,237
Radiation Therapy Services Inc., Sr. Sec. Gtd. Notes, 8.88%, 01/15/17(b)	265,000	257,050
Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.49%, 09/15/15(d)	90,000	85,500
Tenet Healthcare Corp.,
Sr. Unsec. Global Notes,
9.25%, 02/01/15	720,000	802,800
8.00%, 08/01/20	190,000	191,425

		2,456,012

Health Care Services—1.52%
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	2,070,000	2,263,082
Sr. Unsec. Gtd. Notes,
3.13%, 05/15/16	1,265,000	1,314,671
2.65%, 02/15/17(b)	2,900,000	2,965,675
6.13%, 11/15/41(b)	2,535,000	3,076,791
Highmark, Inc.,
Sr. Unsec. Notes,
4.75%, 05/15/21(b)	1,660,000	1,745,086
6.13%, 05/15/41(b)	1,560,000	1,740,387
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	540,000	556,405
Orlando Lutheran Towers Inc., Bonds, 8.00%, 07/01/17	1,025,000	1,021,024
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	190,000	181,925

		14,865,046

Health Care Technology—0.05%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	435,000	453,487

Homebuilding—0.15%
Beazer Homes USA Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	215,000	198,338
8.13%, 06/15/16	275,000	252,312
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	480,000	427,200
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	305,000	321,775
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	80,000	81,400
Meritage Homes Corp., Sr. Unsec. Gtd. Notes, 7.00%, 04/01/22(b)	110,000	112,200
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	95,000	97,850

		1,491,075

Hotels, Resorts & Cruise Lines—0.45%
CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	294,926	315,571
Hyatt Hotels Corp., Sr. Unsec. Notes, 6.88%, 08/15/19(b)	575,000	688,678
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.50%, 10/15/27	375,000	380,625
Wyndham Worldwide Corp., Sr. Unsec. Global Notes, 6.00%, 12/01/16	29,000	32,811
Sr. Unsec. Notes,
7.38%, 03/01/20	770,000	940,345
5.63%, 03/01/21	1,135,000	1,249,209
4.25%, 03/01/22	800,000	817,502

		4,424,741

Household Appliances—0.37%
Whirlpool Corp., Sr. Unsec. Notes, 4.70%, 06/01/22	3,600,000	3,626,985

Household Products—0.06%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	540,000	542,700

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Housewares & Specialties—0.02%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	$205,000	$213,712

Independent Power Producers & Energy Traders—0.19%
AES Corp. (The),
Sr. Unsec. Global Notes,
7.75%, 10/15/15	60,000	66,900
8.00%, 10/15/17	805,000	898,581
Calpine Corp.,
Sr. Sec. Gtd. Notes,
7.25%, 10/15/17(b)	285,000	302,100
7.50%, 02/15/21(b)	305,000	320,250
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	165,000	164,587
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	65,489	69,255

		1,821,673

Industrial Conglomerates—2.19%
General Electric Capital Corp., Sr. Unsec. Global Notes, 2.15%, 01/09/15	3,130,000	3,177,382
Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	1,105,000	1,267,298
Series G, Sr. Unsec. Medium-Term Notes, 6.00%, 08/07/19	5,425,000	6,392,953
Hutchison Whampoa International Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	1,840,000	2,260,969
Unsec. Gtd. Notes,
4.63%, 09/11/15(b)	2,465,000	2,621,034
5.75%, 09/11/19(b)	1,180,000	1,328,975
Unsec. Gtd. Sub. Notes, 6.00%(b)(e)	4,330,000	4,346,021

		21,394,632

Industrial Machinery—0.64%
Actuant Corp., Sr. Unsec. Gtd. Notes, 5.63%, 06/15/22(b)	105,000	107,887
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	250,000	268,125
Mcron Finance Sub. LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	35,000	35,438
Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	5,205,000	5,794,117

		6,205,567

Insurance Brokers—0.17%
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	1,255,000	1,689,746

Integrated Oil & Gas—0.89%
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	730,000	773,003
Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	4,610,000	4,773,535
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.50%, 02/06/17	3,070,000	3,110,192

		8,656,730

Integrated Telecommunication Services—2.98%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	206,000	303,456
AT&T Inc.,
Sr. Unsec. Global Notes,
2.50%, 08/15/15	835,000	875,054
2.95%, 05/15/16	1,555,000	1,655,566
4.45%, 05/15/21	800,000	909,501
6.15%, 09/15/34	190,000	227,714
CenturyLink Inc.,
Sr. Unsec. Global Notes,
5.80%, 03/15/22	1,340,000	1,326,955
7.65%, 03/15/42	1,805,000	1,725,840
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	1,735,000	2,416,213
Sr. Unsec. Gtd. Global Notes, 6.00%, 07/08/19	405,000	480,783
Sr. Unsec. Gtd. Notes, 6.75%, 08/20/18	905,000	1,085,301
France Telecom S.A. (France), Sr. Unsec. Global Notes, 5.38%, 01/13/42	605,000	632,563
Integra Telecom Holdings Inc., Sr. Sec. Gtd. Notes, 10.75%, 04/15/16(b)	195,000	188,175
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Notes,
7.25%, 10/15/20(b)	365,000	365,000
7.50%, 04/01/21	350,000	351,750
Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	270,000	270,000
Qtel International Finance Ltd. (Qatar),
Sr. Unsec. Gtd. Notes,
3.38%, 10/14/16(b)	1,685,000	1,725,410
4.75%, 02/16/21(b)	550,000	582,508
Qwest Corp., Sr. Unsec. Notes, 6.88%, 09/15/33	780,000	769,275
Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	3,555,000	3,196,574
Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	2,298,000	2,271,959
Verizon Communications, Inc.,
Sr. Unsec. Global Notes,
6.40%, 02/15/38	1,450,000	1,867,824
8.95%, 03/01/39	2,805,000	4,571,073
4.75%, 11/01/41	1,235,000	1,347,656

		29,146,150

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Internet Software & Services—0.04%
Equinix Inc.,
Sr. Unsec. Notes,
8.13%, 03/01/18	$130,000	$142,675
7.00%, 07/15/21	190,000	204,250

		346,925

Investment Banking & Brokerage—6.10%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	2,135,000	2,139,260
Charles Schwab Corp. (The), Jr. Unsec. Sub. Notes, 7.00%(e)	4,840,000	5,154,600
E*Trade Financial Corp., Sr. Unsec. Notes, 6.75%, 06/01/16	60,000	61,200
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Notes,
5.13%, 01/15/15	700,000	725,262
3.70%, 08/01/15	2,370,000	2,353,888
3.63%, 02/07/16	1,370,000	1,351,781
6.15%, 04/01/18	4,980,000	5,205,751
5.25%, 07/27/21	2,325,000	2,295,258
5.75%, 01/24/22	7,325,000	7,519,695
Unsec. Sub. Global Notes, 6.75%, 10/01/37	3,470,000	3,430,117
Macquarie Group Ltd. (Australia),
Sr. Unsec. Notes,
7.30%, 08/01/14(b)	1,565,000	1,663,889
7.63%, 08/13/19(b)	1,860,000	2,056,906
6.00%, 01/14/20(b)	5,580,000	5,750,680
Morgan Stanley,
Sr. Unsec. Global Notes,
4.00%, 07/24/15	3,990,000	3,853,153
3.80%, 04/29/16	2,240,000	2,117,858
Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	4,165,000	4,240,562
Sr. Unsec. Notes, 3.45%, 11/02/15	5,595,000	5,325,919
Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	1,345,000	1,301,728
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	1,565,000	1,628,749
Schwab Capital Trust I, Jr. Unsec. Gtd. Sub. Notes, 7.50%, 11/15/37	1,265,000	1,293,463

		59,469,719

Leisure Facilities—0.01%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	70,000	72,450

Leisure Products—0.04%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	370,000	370,925

Life & Health Insurance—3.14%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	2,525,000	2,698,172
MetLife, Inc., Jr. Unsec. Sub. Global Notes, 10.75%, 08/01/39	2,935,000	4,050,300
Sr. Unsec. Notes, 6.75%, 06/01/16	780,000	919,495
Series A, Sr. Unsec. Notes, 6.82%, 08/15/18	605,000	741,630
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	6,960,000	7,429,692
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	4,250,000	4,778,446
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	1,690,000	1,989,975
Sr. Unsec. Medium-Term Notes, 5.40%, 06/13/35	1,500,000	1,523,809
Series D, Sr. Unsec. Disc. Medium-Term Notes, 4.75%, 09/17/15	2,940,000	3,185,286
Sr. Unsec. Medium-Term Notes,
7.38%, 06/15/19	1,270,000	1,574,612
6.63%, 12/01/37	1,420,000	1,695,805

		30,587,222

Life Sciences Tools & Services—0.50%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	3,910,000	4,637,544
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	250,000	226,250

		4,863,794

Managed Health Care—1.07%
Cigna Corp., Sr. Unsec. Global Notes, 5.38%, 02/15/42	1,710,000	1,839,927
Sr. Unsec. Notes,
4.50%, 03/15/21	1,860,000	2,007,964
5.88%, 03/15/41	1,055,000	1,223,844
UnitedHealth Group Inc., Sr. Unsec. Notes,
3.88%, 10/15/20	2,010,000	2,197,818
5.95%, 02/15/41	2,455,000	3,138,730

		10,408,283

Marine—0.00%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	25,000	24,000

Movies & Entertainment—0.15%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	540,000	583,875
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Movies & Entertainment—(continued)
Carmike Cinemas Inc., Sec. Gtd. Notes, 7.38%, 05/15/19(b)	$110,000	$113,850
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	430,000	470,850
Time Warner, Inc., Sr. Unsec. Gtd. Deb., 6.50%, 11/15/36	225,000	271,116

		1,439,691

Multi-Line Insurance—1.50%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	6,485,000	8,319,034
American International Group Inc., Sr. Unsec. Global Notes, 8.25%, 08/15/18	1,295,000	1,563,783
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	90,000	88,031
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	265,000	274,275
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	1,840,000	1,812,400
Sr. Unsec. Gtd. Notes, 5.00%, 06/01/21(b)	2,290,000	2,385,653
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	120,000	158,324

		14,601,500

Multi-Sector Holdings—0.02%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A., Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	200,000	206,500

Multi-Utilities—0.36%
Abu Dhabi National Energy Co. (United Arab Emirates), Sr. Unsec. Notes, 4.13%, 03/13/17(b)	2,700,000	2,805,643
Consumers Energy Co., Sr. Sec. First Mortgage Bonds, 5.80%, 09/15/35	570,000	741,906

		3,547,549

Office REIT’s—0.51%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	4,290,000	4,513,787
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	405,000	442,463

		4,956,250

Office Services & Supplies—0.86%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	250,000	242,500
Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	7,545,000	8,098,525

		8,341,025

Oil & Gas Drilling—0.65%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	30,000	31,125
Transocean Inc.,
Sr. Unsec. Gtd. Global Notes,
4.95%, 11/15/15	2,930,000	3,170,096
6.38%, 12/15/21	2,750,000	3,171,725

		6,372,946

Oil & Gas Equipment & Services—0.11%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	430,000	446,125
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	520,000	522,600
SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	115,000	121,289

		1,090,014

Oil & Gas Exploration & Production—3.37%
Anadarko Petroleum Corp.,
Sr. Unsec. Global Notes,
5.75%, 06/15/14	925,000	1,000,353
5.95%, 09/15/16	1,000,000	1,135,253
Sr. Unsec. Notes, 7.63%, 03/15/14	1,635,000	1,803,123
Apache Corp., Sr. Unsec. Global Notes, 4.75%, 04/15/43	2,575,000	2,829,362
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	183,000	190,320
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	435,000	463,275
Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	75,000	77,062
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	130,000	123,825
Sr. Unsec. Gtd. Notes,
6.63%, 08/15/20	640,000	610,400
6.13%, 02/15/21	30,000	27,975
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	140,000	144,200
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	465,000	515,569
Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	1,380,000	1,464,994
Encana Corp. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/38	3,450,000	3,903,552
EOG Resources, Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	2,530,000	2,802,889
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production—(continued)
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	$320,000	$269,600
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	205,000	187,575
Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.51%, 03/07/22(b)	1,010,000	1,086,861
Laredo Petroleum Inc., Sr. Unsec. Gtd. Notes, 7.38%, 05/01/22(b)	35,000	35,525
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	470,000	492,031
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	950,000	1,011,750
Noble Energy Inc., Sr. Unsec. Global Notes, 4.15%, 12/15/21	800,000	842,655
OGX Austria GmbH (Brazil),
Sr. Unsec. Gtd. Notes,
8.50%, 06/01/18(b)	200,000	193,348
8.38%, 04/01/22(b)	200,000	192,083
Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	3,145,000	3,589,983
Petrobras International Finance Co. (Brazil),
Sr. Unsec. Gtd. Global Notes,
5.75%, 01/20/20	1,800,000	1,981,782
6.88%, 01/20/40	195,000	227,913
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	3,125,000	3,463,070
Plains Exploration & Production Co.,
Sr. Unsec. Gtd. Notes,
7.63%, 06/01/18	535,000	565,094
8.63%, 10/15/19	250,000	272,500
QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	165,000	162,525
Range Resources Corp.,
Sr. Unsec. Gtd. Sub. Notes,
5.75%, 06/01/21	410,000	424,350
5.00%, 08/15/22	50,000	48,188
SM Energy Co.,
Sr. Unsec. Global Notes,
6.63%, 02/15/19	105,000	109,725
6.50%, 11/15/21	100,000	104,000
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	300,000	314,625
WPX Energy Inc., Sr. Unsec. Notes, 6.00%, 01/15/22(b)	170,000	164,475

		32,831,810

Oil & Gas Refining & Marketing—0.32%
Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22	120,000	119,700
Petronas Capital Ltd. (Malaysia), Unsec. Gtd. Unsub. Notes, 5.25%, 08/12/19(b)	895,000	1,027,432
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	510,000	525,300
Valero Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/37	1,325,000	1,477,941

		3,150,373

Oil & Gas Storage & Transportation—2.14%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/15/18	205,000	218,837
Chesapeake Midstream Partners L.P./CHKM Finance Corp.,
Sr. Unsec. Gtd. Global Notes,
5.88%, 04/15/21	360,000	340,200
6.13%, 07/15/22	30,000	28,725
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	480,000	494,400
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	290,000	313,925
Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	2,685,000	2,671,471
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	915,000	1,048,753
Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	3,980,000	4,857,594
Series G, Sr. Unsec. Gtd. Global Notes, 5.60%, 10/15/14	2,710,000	2,986,892
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 08/01/21	227,000	229,270
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
Sr. Unsec. Gtd. Notes,
6.50%, 08/15/21	445,000	461,687
6.25%, 06/15/22	145,000	149,350
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	240,000	172,800
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	390,000	396,554
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	505,000	532,144
Sabine Pass LNG, L.P., Sr. Sec. Gtd. Global Notes, 7.50%, 11/30/16	100,000	106,250
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/19	1,000,000	1,306,592
Sr. Unsec. Gtd. Notes,
5.67%, 08/15/14	1,000,000	1,085,476
5.65%, 03/01/20	1,325,000	1,529,464
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation—(continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	$345,000	$357,075
Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	75,000	75,188
Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	185,000	190,087
Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	1,205,000	1,276,088

		20,828,822

Other Diversified Financial Services—6.36%
Bank of America Corp.,
Sr. Unsec. Global Notes,
4.50%, 04/01/15	2,860,000	2,927,990
3.70%, 09/01/15	4,015,000	4,032,340
6.50%, 08/01/16	1,860,000	2,023,251
5.75%, 12/01/17	890,000	930,831
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	4,535,000	4,739,070
Bear Stearns Cos., LLC (The), Unsec. Sub. Notes, 5.55%, 01/22/17	3,080,000	3,344,942
Citigroup Inc.,
Sr. Unsec. Global Notes,
6.01%, 01/15/15	1,000,000	1,072,651
8.50%, 05/22/19	2,315,000	2,830,956
5.88%, 01/30/42	2,745,000	2,934,366
Sr. Unsec. Notes, 6.38%, 08/12/14	3,080,000	3,317,777
Countrywide Financial Corp., Sr. Unsec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	1,645,000	1,645,434
ERAC USA Finance LLC,
Sr. Unsec. Gtd. Notes,
5.80%, 10/15/12(b)	1,935,000	1,969,104
2.75%, 07/01/13(b)	1,820,000	1,845,075
5.63%, 03/15/42(b)	2,590,000	2,643,211
Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	1,350,000	1,484,610
JPMorgan Chase & Co.,
Sr. Unsec. Global Notes,
4.75%, 05/01/13	135,000	139,376
3.45%, 03/01/16	1,170,000	1,205,183
5.60%, 07/15/41	1,885,000	2,083,008
JPMorgan Chase Capital XXVII, Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	8,570,000	8,645,984
Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	5,310,000	5,830,096
Sub. Global Notes, 7.75%, 05/14/38	2,850,000	3,246,245
Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	3,000,000	3,067,602
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	200,000	209,000
Twin Reefs Pass-Through Trust, Sec. Pass Through Ctfs., 1.39% (Acquired 12/07/04-04/03/06; Cost $1,644,980)(b)(c)(e)	1,640,000	0

		62,168,102

Packaged Foods & Meats—0.78%
Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	180,000	175,500
Kraft Foods Inc.,
Sr. Unsec. Global Notes,
2.63%, 05/08/13	945,000	960,849
6.88%, 02/01/38	1,030,000	1,324,154
Sr. Unsec. Notes, 6.88%, 01/26/39	3,795,000	4,872,051
Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	310,000	316,975

		7,649,529

Paper Packaging—0.05%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc. (Ireland), Sr. Gtd. Notes, 9.13%, 10/15/20(b)	250,000	257,500
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	195,000	192,562

		450,062

Paper Products—0.33%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	530,000	532,981
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	210,000	222,075
International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	1,655,000	1,828,525
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	385,000	400,400
NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14(b)	215,000	134,913
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	125,000	127,500

		3,246,394

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Personal Products—0.04%
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	$325,000	$352,625

Pharmaceuticals—0.10%
Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	100,000	109,500
Endo Health Solutions Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	85,000	88,825
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	170,000	176,800
Wyeth LLC, Sr. Unsec. Gtd. Notes, 6.45%, 02/01/24	435,000	588,552

		963,677

Property & Casualty Insurance—1.96%
Berkshire Hathaway Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.40%, 05/15/42	3,605,000	3,666,614
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	6,330,000	7,506,260
QBE Capital Funding III Ltd. (Australia), Unsec. Gtd. Sub. Notes, 7.25%, 05/24/41(b)	3,500,000	3,185,000
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	1,585,000	1,903,623
XL Group PLC (Ireland), Sr. Unsec. Global Notes, 5.25%, 09/15/14	2,640,000	2,798,863

		19,060,360

Railroads—1.00%
Canadian Pacific Railway Co. (Canada), Sr. Unsec. Notes, 4.45%, 03/15/23	1,095,000	1,187,551
CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	2,615,000	3,201,080
Sr. Unsec. Notes,
3.70%, 10/30/20	550,000	585,044
5.50%, 04/15/41	2,000,000	2,280,408
Union Pacific Corp.,
Sr. Unsec. Notes,
4.00%, 02/01/21	1,870,000	2,069,512
6.25%, 05/01/34	365,000	469,324

		9,792,919

Real Estate Services—0.02%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	155,000	165,463

Regional Banks—1.74%
BB&T Capital Trust II, Jr. Unsec. Ltd. Gtd. Sub. Global Notes, 6.75%, 06/07/36	360,000	369,000
CIT Group Inc., Sec. Gtd. Notes, 7.00%, 05/02/17(b)	263,559	262,900
Sr. Unsec. Global Notes, 5.25%, 03/15/18	435,000	428,475
Sr. Unsec. Notes,
5.00%, 05/15/17	65,000	64,350
5.50%, 02/15/19(b)	110,000	107,800
Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	3,120,000	3,193,467
Unsec. Sub Notes, 4.50%, 06/01/18	2,365,000	2,513,789
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	1,300,000	1,455,320
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	3,630,000	3,894,942
PNC Preferred Funding Trust III, Jr. Sub. Notes, 8.70%(b)(e)	2,300,000	2,328,750
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	1,455,000	1,513,200
Unsec. Sub. Notes, 7.38%, 12/10/37	320,000	313,600
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	170,000	178,925
Unsec. Sub. Global Notes, 5.13%, 06/15/17	320,000	296,000

		16,920,518

Research & Consulting Services—0.48%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	285,000	300,675
Novant Health, Inc., Series 2009 A, Bonds, 5.85%, 11/01/19	3,750,000	4,342,300

		4,642,975

Retail REIT’s—0.45%
Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	2,555,000	2,594,378
WEA Finance LLC, Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	1,500,000	1,784,092

		4,378,470

Semiconductor Equipment—0.11%
Amkor Technology Inc.,
Sr. Unsec. Global Notes,
7.38%, 05/01/18	140,000	141,050
6.63%, 06/01/21	280,000	266,000
Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	625,000	643,750

		1,050,800

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Semiconductors—0.09%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	$850,000	$898,875

Soft Drinks—0.18%
Coca-Cola Enterprises, Inc., Sr. Unsec. Notes, 1.13%, 11/12/13	1,750,000	1,758,992

Sovereign Debt—0.35%
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	1,250,000	1,289,563
Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	310,000	377,425
Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 3.63%, 04/29/15(b)	1,700,000	1,761,829

		3,428,817

Specialized Consumer Services—0.02%
Carlson Wagonlit B.V. (Netherlands), Sr. Sec. Gtd. Notes, 6.88%, 06/15/19(b)	200,000	200,000

Specialized Finance—0.81%
Aircastle Ltd.,
Sr. Unsec. Notes,
6.75%, 04/15/17(b)	500,000	499,375
7.63%, 04/15/20(b)	75,000	75,750
International Lease Finance Corp.,
Sr. Unsec. Global Notes,
8.63%, 09/15/15	35,000	38,115
8.75%, 03/15/17	395,000	438,203
Sr. Unsec. Notes, 8.25%, 12/15/20	1,180,000	1,319,388
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	2,700,000	2,950,065
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	1,870,000	2,739,041

		8,059,937

Specialized REIT’s—1.98%
American Tower Corp.,
Sr. Unsec. Global Notes, 4.63%, 04/01/15	2,415,000	2,568,647
Sr. Unsec. Notes, 4.50%, 01/15/18	2,455,000	2,612,971
Entertainment Properties Trust, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	3,965,000	4,376,718
HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	1,100,000	1,157,176
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	255,000	273,806
Sr. Unsec. Notes, 5.25%, 03/15/22(b)	180,000	180,225
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	100,000	103,000
Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	35,000	37,056
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	3,125,000	3,137,500
Ventas Realty L.P./Ventas Capital Corp.,
Sr. Unsec. Gtd. Notes,
4.75%, 06/01/21	3,725,000	3,910,164
4.25%, 03/01/22	900,000	909,549

		19,266,812

Specialty Chemicals—0.07%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	365,000	375,950
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	325,000	344,500

		720,450

Specialty Stores—0.06%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	350,000	365,750
Staples Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 01/15/14	200,000	224,375

		590,125

Steel—0.69%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.85%, 06/01/19	2,000,000	2,366,524
Sr. Unsec. Global Notes, 4.50%, 02/25/17	900,000	880,444
6.13%, 06/01/18	760,000	772,104
5.50%, 03/01/21	585,000	554,502
6.25%, 02/25/22	95,000	94,384
7.00%, 10/15/39	1,245,000	1,204,618
6.75%, 03/01/41	585,000	546,905
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	70,000	67,988
Sr. Unsec. Notes, 7.00%, 02/01/18	225,000	223,312

		6,710,781

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Systems Software—0.05%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 11/12/10-12/20/10; Cost $656,550)(b)	$645,000	$525,675

Technology Distributors—0.01%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	50,000	51,125

Tires & Rubber—0.05%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	185,000	199,800
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 7.00%, 05/15/22	315,000	310,275

		510,075

Tobacco—0.77%
Altria Group, Inc.,
Sr. Unsec. Gtd. Global Notes,
4.13%, 09/11/15	1,300,000	1,416,937
9.70%, 11/10/18	1,250,000	1,718,767
4.75%, 05/05/21	3,905,000	4,366,542

		7,502,246

Trading Companies & Distributors—0.07%
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	345,000	355,350
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	125,000	128,750
UR Merger Sub Corp.,
Sec. Gtd. Notes, 5.75%, 07/15/18(b)	25,000	25,438
Sr. Unsec. Gtd. Notes,
8.25%, 02/01/21	135,000	143,775
7.63%, 04/15/22(b)	85,000	87,337

		740,650

Trucking—0.14%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
Sr. Unsec. Gtd. Global Notes,
8.25%, 01/15/19	340,000	350,200
9.75%, 03/15/20	75,000	82,312
Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	65,000	67,275
Hertz Corp. (The),
Sr. Unsec. Gtd. Global Notes,
7.50%, 10/15/18	40,000	41,800
6.75%, 04/15/19	360,000	370,800
7.38%, 01/15/21	320,000	337,600
Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	90,000	92,250

		1,342,237

Wireless Telecommunication Services—1.33%
America Movil S.A.B de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	2,320,000	2,766,574
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	585,000	511,875
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	810,000	745,200
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	5,750,000	6,267,500
Digicel Group Ltd. (Ireland), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	465,000	460,350
MetroPCS Wireless Inc.,
Sr. Unsec. Gtd. Notes,
7.88%, 09/01/18	185,000	187,891
6.63%, 11/15/20	435,000	424,125
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	440,000	385,000
Sprint Nextel Corp.,
Sr. Unsec. Gtd. Notes,
9.00%, 11/15/18(b)	215,000	233,275
7.00%, 03/01/20(b)	285,000	289,275
Sr. Unsec. Notes, 11.50%, 11/15/21(b)	80,000	84,800
Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	670,000	572,850

		12,928,715

Total U.S. Dollar Denominated Bonds and Notes (Cost $748,713,640)		800,861,141

U.S. Treasury Securities—9.38%
U.S. Treasury Bills—0.13%
0.01%, 11/15/12 (f)(g)	1,200	1,195,348
0.12%, 11/15/12 (f)(g)	100	103,943

		1,299,291
U.S. Treasury Notes—6.37%
2.00%, 04/30/16	4,175	4,413,758
1.50%, 07/31/16	8,700	9,037,125
1.00%, 03/31/17	4,000	4,068,750
0.88%, 04/30/17	9,225	9,325,898
2.00%, 11/15/21	2,545	2,653,958
2.00%, 02/15/22	2,315	2,408,323
1.75%, 05/15/22	29,740	30,204,688

		62,112,500

U.S. Treasury Bonds—2.88%
4.75%, 02/15/41	4,255	6,115,233
3.13%, 02/15/42	20,075	21,953,895

		28,069,128

Total U.S. Treasury Securities (Cost $88,149,510)		91,480,919

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Asset-Backed Securities—1.39%
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, Variable Rate Pass Through Ctfs., 5.47%, 01/12/45(d)	$2,575,000	$2,953,471
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	305,002	304,233
Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.70%, 09/26/34(b)(d)	1,100,948	1,047,057
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class B, Pass Through Ctfs., 4.05%, 04/10/34(b)	2,000,000	2,092,989
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	3,300,000	3,360,963
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.34%, 08/15/39(d)	107,948	108,424
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.20%, 10/15/44(d)	1,510,000	1,546,813
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.61%, 12/25/34(d)	2,209,649	2,179,592

Total Asset-Backed Securities (Cost $12,258,700)		13,593,542

	Shares

Preferred Stocks—0.88%(a)

Consumer Finance—0.04%
Ally Financial, Inc.,
Series A, 8.50% Pfd.	7,680	167,424
Series G, 7.00% Pfd.(b)	36	30,870
GMAC Capital Trust I, Series 2, 8.13% Jr. Gtd. Sub. Pfd.	8,430	193,216

		391,510

Diversified Banks—0.43%
Royal Bank of Scotland PLC (The), Series T 7.25% Jr. Sub. Pfd. (United Kingdom)	10,705	201,575
U.S. Bancorp, Series G, 6.00% Pfd.	155,000	4,014,500

		4,216,075

Multi—Line Insurance-0.03%
Hartford Financial Services Group Inc., 7.88%, Jr. Sub. Pfd.	10,785	281,084
Office REIT’s—0.01%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	2,960	75,776
Regional Banks—0.36%
PNC Financial Services Group Inc., Series P, 6.13% Pfd.	95,000	2,441,500
Zions Bancorp., Series C, 9.50% Pfd.	40,400	1,042,320

		3,483,820

Tires & Rubber—0.01%
Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.	2,460	99,753

Total Preferred Stocks (Cost $8,404,094)		8,548,018

	Principal
	Amount

Municipal Obligations—0.73%
Alameda (County of), California Joint Powers Authority (Multiple Capital); Series 2010 A, Taxable Lease RB, 7.05%, 12/01/44		$2,535,000	3,348,837
Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17		485,000	450,017
Series 2007 B, Taxable RB, 9.00%, 05/15/18		535,000	523,000
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57		2,175,000	2,578,680
Milwaukee (City of), Wisconsin Redevelopment Authority (Academy of Learning and Leadership, Inc.); Series 2007 B, Taxable Redevelopment Education RB, 7.56%, 08/01/16		330,000	98,990
Series 2007 C, Taxable Redevelopment Education RB, 7.56%, 08/01/13		220,000	65,993

Total Municipal Obligations (Cost $6,326,864)			7,065,517

Non—U.S. Dollar Denominated Bonds & Notes—0.34%(h)

Brazil—0.05%
Banco Bradesco S.A., Sr. Unsec. Notes, 4.10%, 03/23/15(b)	BRL	460,000	472,215

Canada—0.03%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	255,000	265,805

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount		Value

Italy—0.01%
Lottomatica S.p.A.-REGS, Jr. Unsec. Sub. Euro Bonds, 8.25%, 03/31/66(b)	EUR	140,000	$142,596

Luxembourg—0.08%
Codere Finance Luxembourg S.A.,
Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	107,410
REGS,
Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	175,000	187,968
Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	270,000	350,009
Xefin Lux SCA, Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR	100,000	113,583

			758,970

Netherlands—0.01%
Carlson Wagonlit B.V. -REGS, Sr. Sec. Gtd. Floating Rate Notes, 6.47%, 05/01/15(d)	EUR	100,000	123,830

Poland—0.02%
Eileme 2 AB, Sr. Sec. Gtd. Notes, 11.75%, 01/31/20(b)	EUR	195,000	237,136

Spain—0.06%
Cirsa Funding Luxembourg S.A.-REGS, Sr. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	385,000	385,010
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	200,000	217,290

			602,300

United Kingdom—0.08%
Boparan Finance PLC - REGS, Sr. Unsec. Gtd. Notes, 9.75%, 04/30/18(b)	EUR	400,000	506,186
Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	50,000	56,020
Odeon & UCI Finco PLC, Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	125,000	184,956

			747,162

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,682,437)			3,350,014

U.S. Government Sponsored Mortgage-Backed Securities—0.27%

Federal Home Loan Mortgage Corp. (FHLMC)—0.13%
Pass Through Ctfs.,
7.00%, 06/01/15 to 06/01/32		458,126	532,974
6.50%, 04/01/16 to 08/01/32		91,405	102,337
5.50%, 09/01/16 to 11/01/18		247,715	268,616
6.00%, 04/01/17 to 10/01/32		310,268	341,268
7.50%, 06/01/30		1,958	2,113

			1,247,308

Federal National Mortgage Association (FNMA)—0.09%
Pass Through Ctfs.,
7.50%, 11/01/15 to 05/01/32		53,523	64,019
7.00%, 02/01/16 to 09/01/32		192,060	223,356
6.50%, 09/01/16 to 08/01/34		204,537	231,971
5.00%, 01/01/18 to 09/01/18		198,163	214,652
8.50%, 10/01/28		28,523	34,661
8.00%, 10/01/30 to 04/01/32		92,295	105,546

			874,205

Government National Mortgage Association (GNMA)—0.05%
Pass Through Ctfs.,
7.50%, 06/15/23		91,904	107,859
8.50%, 11/15/24		37,234	43,758
8.00%, 09/20/26		25,412	32,541
6.50%, 03/15/31 to 07/15/32		153,086	178,235
7.00%, 04/15/31 to 08/15/31		9,319	11,249
6.00%, 01/15/32 to 02/15/33		118,316	134,059

			507,701

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $2,397,504)			2,629,214

	Shares

Common Stocks & Other Equity Interests—0.01%(a)

Broadcasting—0.00%
Adelphia Recovery Trust, Series ACC-1(i)	859,558	860

Cable & Satellite—0.00%
Adelphia Communications Corp. (i)	8,850	5,575

Integrated Telecommunication Services—0.01%
Largo Ltd. -Class A (Luxembourg)(j)	13,363	7,539
Largo Ltd. -Class B (Luxembourg)(j)	120,270	67,858

		75,397

Total Common Stocks & Other Equity Interests (Cost $728,108)		81,832

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Shares	Value

Money Market Funds-3.84%
Liquid Assets Portfolio — Institutional Class (k)	18,730,497	$18,730,497
Premier Portfolio — Institutional Class (k)	18,730,497	18,730,497

Total Money Market Funds (Cost $37,460,994)		37,460,994

TOTAL INVESTMENTS-99.00% (Cost $908,121,851)		965,071,191

OTHER ASSETS LESS LIABILITIES—1.00%		9,729,695

NET ASSETS—100.00%		$974,800,886

Investment Abbreviations:

BRL	—	Brazil Real
CAD	—	Canadian Dollar
Conv.	—	Convertible
Ctfs.	—	Certificates
EUR	—	Euro
GBP	—	British Pound
Gtd.	—	Guaranteed
Jr.	—	Junior
Pfd.	—	Preferred
PIK	—	Payment in Kind
RB	—	Revenue Bonds
REGS	—	Regulation S
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured
Unsub.	—	Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $208,989,646, which represented 21.44% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2012 was $602,425, which represented 0.06% of the Fund’s Net Assets

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(e)	Perpetual bond with no specified maturity date.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)	Non-income producing security.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Van Kampen Corporate Bond Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation
Invesco Van Kampen Corporate Bond Fund

E.	Foreign Currency Contracts — (continued)
(depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit
Invesco Van Kampen Corporate Bond Fund

G.	Swap Agreements — (continued)

profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen Corporate Bond Fund

NOTE 2 — Additional Valuation Information — (continued)

	Level 1	Level 2	Level 3	Total

Equity Securities	$45,697,918	$392,926	$—	$46,090,844

U.S. Treasury Securities	—	91,480,919	—	91,480,919

U.S. Government Sponsored Securities	—	2,629,214	—	2,629,214

Corporate Debt Securities	—	800,782,338	0	800,782,338

Asset-Backed Securities	—	13,593,542	—	13,593,542

Municipal Obligations	—	7,065,517	—	7,065,517

Foreign Government Debt Securities	—	3,428,817	—	3,428,817

	$45,697,918	$919,373,273	$0	$965,071,191

Foreign Currency Contracts*	—	137,947	—	137,947

Futures*	545,695	—	—	545,695

Swap Agreements*	—	(69,080)	—	(69,080)

Total Investments	$46,243,613	$919,442,140	$0	$965,685,753

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of May 31, 2012:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Credit risk
Swap contracts	$35,210	$(104,290)

Currency risk
Foreign currency contracts	137,947	—

Interest rate risk
Futures contracts (a)	1,110,269	(564,574)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for the three months ended May 31, 2012
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of
	Operations
		Foreign
		Currency	Swap
	Futures*	Contracts*	Agreements*

Realized Gain
Credit risk	$—	$—	$27,315

Currency risk	—	31,630	—

Interest rate risk	910,844	—	—

Change in Unrealized Appreciation (Depreciation)

Credit risk	$—	$—	$(101,534)

Currency risk	—	171,362	—

Interest rate risk	48,921	—	—

Total	$959,765	$202,992	$(74,219)

*	The average notional value of futures, foreign currency contracts and swap agreements outstanding during the period was $245,092,544, $3,077,717 and $23,333,333, respectively.
Invesco Van Kampen Corporate Bond Fund

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

U.S Ultra Bond	157	September-2012	$26,533,000	$757,686

U.S Treasury 5 Year Notes	1,032	September-2012	128,161,500	352,583

Subtotal				$1,110,269

Short Contracts

U.S. Treasury 10 Year Notes	638	September-2012	(85,452,125)	(564,574)

Total				$545,695

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

08/09/12	RBC Dain Rauscher	EUR	1,960,000	USD	2,558,976	$2,421,029	$137,947

Closed Foreign Currency Contracts
Closed		Contract to				Notional	Realized
Date	Counterparty	Deliver		Receive		Value	Gain

05/16/12	RBC Dain Rauscher	EUR	23,000	USD	30,029	$29,290	$739

05/24/12	RBC Dain Rauscher	EUR	80,000	USD	104,448	100,809	3,639

05/24/12	Salomon Smith Barney	GBP	121,000	USD	194,592	190,159	4,435

Total closed foreign currency contracts							8,813

Total foreign currency contracts							$146,760

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar

Open Credit Default Swap Agreements
								Value
					Implied	Notional		Unrealized
		Buy/Sell	(Pay)/ Receive	Expiration	Credit	Value	Upfront	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Spread(a)	(000)	Payments	(Depreciation)

Bank of America	Royal Caribbean Cruises Ltd.	Sell	5.00%	03/20/17	5.15%	$4,500	$—	$(28,132)

Morgan Stanley	Carnival Corp.	Buy	(1.00)	03/20/17	1.37	4,500	116,821	(40,513)

Deutsche Bank	J.P. Morgan & Co.	Buy	(1.00)	06/20/17	1.54	10,750	302,146	(24,066)

Bank of America	Citigroup Inc.	Buy	(1.00)	06/20/17	2.70	10,750	840,597	(11,579)

Morgan Stanley	Markit North

	America, Investment Grade, Index	Buy	(1.00)	06/20/17	1.23	21,500	197,187	35,210

Total Credit Default Swap Agreements							$1,456,751	$(69,080)

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
Invesco Van Kampen Corporate Bond Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2012 was $147,701,797 and $235,596,423, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$62,748,704
Aggregate unrealized (depreciation) of investment securities	(8,655,596)

Net unrealized appreciation of investment securities	$54,093,108

Cost of investments for tax purposes is $910,978,083.
Invesco Van Kampen Corporate Bond Fund

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.